united states
securities and exchange commission
Washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH   45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)
Alta Quality Growth Fund

Institutional Class (AQLGX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Alta Quality Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=aqgf?. You can also request this information by contacting us at (800) 957-0681.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$83	0.79%

How did the Fund perform during the reporting period?

The past year was marked by alternating periods of volatility and recovery. Following a strong 2024, markets entered 2025 facing renewed tariffs, persistent inflation, and policy uncertainty. Technology and growth stocks corrected sharply early in the year but regained momentum as inflation moderated and the Federal Reserve delivered its first rate cut in nearly five years. By late summer, investor confidence returned, and participation broadened across sectors.

For the twelve months ended September 30, 2025, the Fund achieved a net return of 9.67%, reflecting strong absolute results despite selective headwinds. The Fund’s disciplined focus on valuation and quality tempered participation in highly speculative areas of the market but rewarded patient investors through consistent exposure to durable, high-conviction holdings. Performance was driven by strength in Information Technology, Communication Services, and Consumer Discretionary companies. Leading contributors included Amphenol Corp., NVIDIA Corp., Alphabet, Inc., Broadcom, Inc., and Microsoft Corp., each supported by robust earnings, expanding market share, and exposure to structural growth themes such as cloud computing and artificial intelligence. Offsetting some of these gains were declines in UnitedHealth Group, Inc. and Novo Nordisk A/S, driven by macro health-care concerns, while Adobe, Inc. faced pressure due to investor uncertainty surrounding its AI strategy and the company’s ability to sustain leadership in the evolving creative software landscape.

Equity market returns during the period were heavily concentrated in the largest U.S. companies, with the top ten names accounting for an unprecedented share of total market capitalization. While this concentration has magnified short-term returns, it also increases valuation risk and narrows the opportunity for diversification. The Fund’s balanced exposure across high-quality growth businesses aims to mitigate these risks while maintaining participation in durable, long-term growth trends.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Alta Quality Growth Fund - I
Russell 1000® Growth Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$38,250
$29,761
$22,273
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Alta Quality Growth Fund - I	Russell 1000® Growth Index	S&P 500® Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$12,570	$12,369	$12,061
Sep-2020	$14,194	$17,011	$13,888
Sep-2021	$18,163	$21,658	$18,055
Sep-2022	$13,177	$16,766	$15,261
Sep-2023	$15,949	$21,413	$18,561
Sep-2024	$20,308	$30,447	$25,308
Sep-2025	$22,273	$38,250	$29,761

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
Alta Quality Growth Fund - I	9.67%	9.43%	12.54%
Russell 1000® Growth Index	25.63%	17.59%	21.88%
S&P 500® Index	17.60%	16.47%	17.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$53,378,323
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$208,490
Portfolio Turnover	28%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	2.0%
Materials	2.3%
Health Care	5.1%
Industrials	10.2%
Financials	12.0%
Consumer Discretionary	16.7%
Communications	17.0%
Technology	34.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	7.6%
Microsoft Corp.	7.6%
NVIDIA Corp.	6.6%
Amazon.com, Inc.	5.7%
Amphenol Corp., Class A	5.1%
Apple, Inc.	4.7%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	4.0%
TJX Companies, Inc. (The)	3.4%
MasterCard, Inc., Class A	3.4%

Material Fund Changes

Based upon a recommendation by Guardian Capital LP (the “Adviser”), the Board of Trustees (the “Board”) of the Trust has determined to close and liquidate each of the Guardian Capital Fundamental Global Equity Fund and the Alta Quality Growth Fund (each a “Fund” and collectively, the “Funds”). In connection with this, the Board has adopted a plan of liquidation. Please note that each Fund will be liquidating its assets at the close of business on December 3, 2025 (the “Liquidation Date”). You are welcome, however, to redeem your shares before that date.

In anticipation of the liquidation, at the close of business on October 24, 2025 the Funds stopped accepting purchases. In addition, as soon as reasonable and practicable thereafter, the Adviser began an orderly transition of each Fund’s portfolio to cash and cash equivalents and each Fund will thereafter no longer be pursuing its investment objective.

Shareholders of the each Fund may redeem their investments as described in the Funds’ Prospectus. Accounts not redeemed by December 2, 2025, will automatically be redeemed on the Liquidation Date, and net cash proceeds, less any required withholding, will be sent to the address of record.

If you hold your shares in an individual retirement account (an “IRA”), you have 60 days from the date you receive your proceeds to reinvest or “rollover” your proceeds into another IRA and maintain their tax-deferred status. You must notify the Funds’ transfer agent at 800-957-0681 prior to the Liquidation Date of your intent to rollover your IRA account to avoid withholding deductions from your proceeds.

If the Funds have not received your redemption request or other instruction by December 2, 2025, your shares will be redeemed on the Liquidation Date, and you will receive your proceeds from the applicable Fund, subject to any required withholding. These proceeds will generally be subject to federal and possibly state and local income taxes if the redeemed shares are held in a taxable account, and the proceeds exceed your adjusted basis in the shares redeemed.

If the redeemed shares are held in a qualified retirement account such as an IRA, the redemption proceeds may not be subject to current income taxation. You should consult with your tax advisor on the consequences of this redemption to you. Checks will be issued to all shareholders of record of the Funds as of the close of business on the Liquidation Date.

Alta Quality Growth Fund - Institutional (AQLGX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/altacapital/?fund=aqgf?), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-AQLGX

FullerThaler Behavioral Micro-Cap Equity Fund

Institutional Shares (FTMSX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Micro-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$141	1.33%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Micro-Cap Equity Fund – Institutional Share Class (FTMSX) returned 12.11% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell Microcap® Index (the “Index”), returned 22.55% for the period.

• This past year, our Fund owned on average 63 micro-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how micro-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US micro caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual micro-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the information technology and the industrials sector contributed to performance relative to the Index.

• The Fund’s overweight in consumer discretionary and consumer staples sector as well as stock selection in consumer staples and health care sectors, detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and consumer staples sectors, while its largest sector underweights compared to the Index were in the health care and financials sectors.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	FullerThaler Behavioral Micro-Cap Equity Fund - Institutional	Russell 1000 Equal Weight Index	Russell Microcap® Index
Dec-2018	$100,000	$100,000	$100,001
Sep-2019	$108,500	$117,298	$108,776
Sep-2020	$93,440	$120,493	$113,610
Sep-2021	$181,615	$170,262	$182,992
Sep-2022	$123,734	$143,524	$132,751
Sep-2023	$136,581	$157,916	$130,961
Sep-2024	$141,663	$196,455	$163,211
Sep-2025	$158,815	$214,128	$200,032

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 28, 2018)
FullerThaler Behavioral Micro-Cap Equity Fund - Institutional	12.11%	11.19%	7.09%
Russell 1000 Equal Weight Index	9.00%	12.19%	11.93%
Russell Microcap® Index	22.55%	11.98%	10.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$21,914,205
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$126,159
Portfolio Turnover	111%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
22.6%
Consumer Discretionary
20.1%
Energy
17.7%
Health Care
11.6%
Industrials
7.0%
Consumer Staples
6.6%
Communications
5.6%
Financials
4.7%
Real Estate
2.3%
Materials
1.1%
Collateral for Securities Loaned
0.6%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Collateral for Securities Loaned	0.6%
Materials	1.1%
Real Estate	2.3%
Financials	4.7%
Communications	5.6%
Consumer Staples	6.6%
Industrials	7.0%
Health Care	11.6%
Energy	17.7%
Consumer Discretionary	20.1%
Technology	22.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Micro-Cap Equity Fund- Institutional Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTMSX

FullerThaler Behavioral Mid-Cap Equity Fund

Institutional Shares (FTHMX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$86	0.82%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Equity Fund – Institutional Share Class (FTHMX) returned 8.71% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell Midcap® Index (the “Index”), returned 11.11% for the period.

• This past year, our Fund owned on average 91 mid-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how mid-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US mid-caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual mid-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to our Index is our stock picking.

• The Fund’s security selection in the consumer staples sector contributed to performance relative to the Index.

• The Fund’s underweight in the financials sector, detracted from performance relative to the Index.

• The Fund’s largest sector overweights compared to the Index were in the industrials and the consumer discretionary sectors, while its largest sector underweights compared to the Index were in the financials and utilities sectors.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	FullerThaler Behavioral Mid-Cap Equity Fund - Institutional	Russell 1000 Equal Weight Index	Russell Midcap® Index
Oct-2023	$100,000	$100,000	$100,000
Sep-2024	$128,130	$126,385	$130,922
Sep-2025	$139,288	$137,755	$145,465

Average Annual Total Returns

	1 Year	Since Inception (October 2, 2023)
FullerThaler Behavioral Mid-Cap Equity Fund - Institutional	8.71%	18.05%
Russell 1000 Equal Weight Index	9.00%	17.39%
Russell Midcap® Index	11.11%	20.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$115,316,644
Number of Portfolio Holdings	90
Advisory Fee (net of waivers)	$522,760
Portfolio Turnover	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
20.2%
Technology
15.1%
Consumer Discretionary
14.8%
Health Care
10.9%
Financials
8.2%
Energy
7.1%
Consumer Staples
6.4%
Materials
5.1%
Communications
4.3%
Real Estate
3.2%
Utilities
0.6%
Other Assets in Excess of Liabilities
4.1%

Value	Value
Other Assets in Excess of Liabilities	4.1%
Utilities	0.6%
Real Estate	3.2%
Communications	4.3%
Materials	5.1%
Consumer Staples	6.4%
Energy	7.1%
Financials	8.2%
Health Care	10.9%
Consumer Discretionary	14.8%
Technology	15.1%
Industrials	20.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Mid-Cap Equity Fund- Institutional Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTHMX

FullerThaler Behavioral Mid-Cap Value Fund

A Shares (FTVAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$121	1.22%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Value Fund – A Share Class (FTVAX) returned -1.92% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell Midcap® Value Index (the “Index”), returned 7.58% for the period.

• This past year, our Fund owned on average 65 US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how mid-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US mid-caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• The Fund’s average overweight and security selection in the consumer staples sector contributed to performance relative to the Index. The Fund’s average overweights to the materials and financials sectors, and security selection in the materials and information technology sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the financials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and utilities sectors.

• FullerThaler looked for stocks that it believed were mispriced based on behavioral biases. We generally utilize a three-pronged approach that include: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Mid-Cap Value Fund - A	Russell 1000 Equal Weight Index	Russell Midcap® Value Index
Mar-2022	$9,425	$10,000	$10,000
Sep-2022	$8,324	$8,412	$8,496
Sep-2023	$8,865	$9,255	$9,434
Sep-2024	$11,291	$11,514	$12,172
Sep-2025	$11,074	$12,550	$13,095

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Mid-Cap Value Fund - A	-1.92%	4.64%
Russell 1000 Equal Weight Index	9.00%	6.59%
Russell Midcap® Value Index	7.58%	7.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$375,397,923
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$2,312,194
Portfolio Turnover	18%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
20.7%
Materials
16.6%
Industrials
12.6%
Technology
12.4%
Real Estate
10.5%
Consumer Staples
9.4%
Consumer Discretionary
5.1%
Health Care
5.0%
Energy
3.7%
Utilities
3.3%
Collateral for Securities Loaned
2.6%
Liabilities in Excess of Other Assets
-1.9%

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Collateral for Securities Loaned	2.6%
Utilities	3.3%
Energy	3.7%
Health Care	5.0%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Real Estate	10.5%
Technology	12.4%
Industrials	12.6%
Materials	16.6%
Financials	20.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Mid-Cap Value Fund- A Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTVAX

FullerThaler Behavioral Mid-Cap Value Fund

C Shares (FTVCX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$171	1.73%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Value Fund – C Share Class (FTVCX) returned -2.42% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell Midcap® Value Index (the “Index”), returned 7.58% for the period.

• This past year, our Fund owned on average 65 US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how mid-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US mid-caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• The Fund’s average overweight and security selection in the consumer staples sector contributed to performance relative to the Index. The Fund’s average overweights to the materials and financials sectors, and security selection in the materials and information technology sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the financials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and utilities sectors.

• FullerThaler looked for stocks that it believed were mispriced based on behavioral biases. We generally utilize a three-pronged approach that include: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Mid-Cap Value Fund - C	Russell 1000 Equal Weight Index	Russell Midcap® Value Index
Mar-2022	$10,000	$10,000	$10,000
Sep-2022	$8,806	$8,412	$8,496
Sep-2023	$9,329	$9,255	$9,434
Sep-2024	$11,822	$11,514	$12,172
Sep-2025	$11,536	$12,550	$13,095

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Mid-Cap Value Fund - C	-2.42%	4.10%
Russell 1000 Equal Weight Index	9.00%	6.59%
Russell Midcap® Value Index	7.58%	7.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$375,397,923
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$2,312,194
Portfolio Turnover	18%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Collateral for Securities Loaned	2.6%
Utilities	3.3%
Energy	3.7%
Health Care	5.0%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Real Estate	10.5%
Technology	12.4%
Industrials	12.6%
Materials	16.6%
Financials	20.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Mid-Cap Value Fund- C Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTVCX

FullerThaler Behavioral Mid-Cap Value Fund

Institutional Shares (FTVSX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$81	0.82%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Value Fund – Institutional Share Class (FTVSX) returned -1.54% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell Midcap® Value Index (the “Index”), returned 7.58% for the period.

• This past year, our Fund owned on average 65 US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how mid-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US mid-caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• The Fund’s average overweight and security selection in the consumer staples sector contributed to performance relative to the Index. The Fund’s average overweights to the materials and financials sectors, and security selection in the materials and information technology sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the financials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and utilities sectors.

• FullerThaler looked for stocks that it believed were mispriced based on behavioral biases. We generally utilize a three-pronged approach that include: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	FullerThaler Behavioral Mid-Cap Value Fund - Institutional	Russell 1000 Equal Weight Index	Russell Midcap® Value Index
Dec-2017	$100,000	$100,000	$100,000
Sep-2018	$102,800	$108,136	$103,442
Sep-2019	$108,028	$106,322	$105,099
Sep-2020	$96,674	$109,219	$97,427
Sep-2021	$148,037	$154,331	$138,735
Sep-2022	$137,673	$130,095	$119,925
Sep-2023	$147,087	$143,140	$133,175
Sep-2024	$188,070	$178,072	$171,815
Sep-2025	$185,182	$194,092	$184,846

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - Institutional	-1.54%	13.88%	8.25%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell Midcap® Value Index	7.58%	13.66%	8.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$375,397,923
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$2,312,194
Portfolio Turnover	18%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Collateral for Securities Loaned	2.6%
Utilities	3.3%
Energy	3.7%
Health Care	5.0%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Real Estate	10.5%
Technology	12.4%
Industrials	12.6%
Materials	16.6%
Financials	20.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Mid-Cap Value Fund- Institutional Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTVSX

FullerThaler Behavioral Mid-Cap Value Fund

Investor Shares (FTVNX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.17%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Value Fund – Investor Share Class (FTVNX) returned -1.91% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell Midcap® Value Index (the “Index”), returned 7.58% for the period.

• This past year, our Fund owned on average 65 US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how mid-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US mid-caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• The Fund’s average overweight and security selection in the consumer staples sector contributed to performance relative to the Index.The Fund’s average overweights to the materials and financials sectors, and security selection in the materials and information technology sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the financials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and utilities sectors.

• FullerThaler looked for stocks that it believed were mispriced based on behavioral biases. We generally utilize a three-pronged approach that include: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Mid-Cap Value Fund - Investor	Russell 1000 Equal Weight Index	Russell Midcap® Value Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$10,250	$10,814	$10,344
Sep-2019	$10,747	$10,632	$10,510
Sep-2020	$9,594	$10,922	$9,743
Sep-2021	$14,651	$15,433	$13,873
Sep-2022	$13,592	$13,009	$11,993
Sep-2023	$14,479	$14,314	$13,317
Sep-2024	$18,452	$17,807	$17,181
Sep-2025	$18,100	$19,409	$18,485

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - Investor	-1.91%	13.54%	7.93%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell Midcap® Value Index	7.58%	13.66%	8.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$375,397,923
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$2,312,194
Portfolio Turnover	18%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Collateral for Securities Loaned	2.6%
Utilities	3.3%
Energy	3.7%
Health Care	5.0%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Real Estate	10.5%
Technology	12.4%
Industrials	12.6%
Materials	16.6%
Financials	20.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Mid-Cap Value Fund- Investor Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTVNX

FullerThaler Behavioral Mid-Cap Value Fund

R6 Shares (FTVZX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.72%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Value Fund – R6 Share Class (FTVZX) returned -1.45% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell Midcap® Value Index (the “Index”), returned 7.58% for the period.

• This past year, our Fund owned on average 65 US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how mid-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US mid-caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• The Fund’s average overweight and security selection in the consumer staples sector contributed to performance relative to the Index.

• The Fund’s average overweights to the materials and financials sectors, and security selection in the materials and information technology sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the financials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and utilities sectors.

• FullerThaler looked for stocks that it believed were mispriced based on behavioral biases. We generally utilize a three-pronged approach that include: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

	FullerThaler Behavioral Mid-Cap Value Fund - R6	Russell 1000 Equal Weight Index	Russell Midcap® Value Index
Dec-2017	$1,000,000	$1,000,000	$1,000,000
Sep-2018	$1,028,000	$1,081,361	$1,034,424
Sep-2019	$1,081,803	$1,063,223	$1,050,993
Sep-2020	$969,126	$1,092,188	$974,271
Sep-2021	$1,485,449	$1,543,311	$1,387,350
Sep-2022	$1,382,973	$1,300,945	$1,199,252
Sep-2023	$1,478,966	$1,431,403	$1,331,748
Sep-2024	$1,893,106	$1,780,725	$1,718,146
Sep-2025	$1,865,674	$1,940,923	$1,848,458

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - R6	-1.45%	14.00%	8.35%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell Midcap® Value Index	7.58%	13.66%	8.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$375,397,923
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$2,312,194
Portfolio Turnover	18%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Collateral for Securities Loaned	2.6%
Utilities	3.3%
Energy	3.7%
Health Care	5.0%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Real Estate	10.5%
Technology	12.4%
Industrials	12.6%
Materials	16.6%
Financials	20.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Mid-Cap Value Fund- R6 Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTVZX

FullerThaler Behavioral Small-Cap Equity Fund

A Shares (FTHAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$112	1.07%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Equity Fund – A Share Class (FTHAX) returned 8.50% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2000® Index (the “Index”), returned 10.76% for the period.

• This past year, our Fund owned on average 123 small-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the financials and industrials sectors, as well as the overweight in the industrials sector, contributed to performance relative to the Index. The Fund’s security selection in the materials sector detracted from performance relative to the Index.

• The Fund’s largest sector overweights compared to the Index were in the industrials and consumer discretionary sectors, while its largest sector underweights compared to the Index were in the information technology and the real estate sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Small-Cap Equity Fund - A	Russell 1000 Equal Weight Index	Russell 2000® Index
Dec-2018	$9,425	$10,000	$10,000
Sep-2019	$11,244	$11,602	$11,422
Sep-2020	$10,984	$11,918	$11,467
Sep-2021	$16,344	$16,841	$16,934
Sep-2022	$14,521	$14,196	$12,955
Sep-2023	$17,235	$15,620	$14,112
Sep-2024	$23,330	$19,432	$17,889
Sep-2025	$25,313	$21,180	$19,813

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Equity Fund - A	8.50%	18.17%	15.68%
Russell 1000 Equal Weight Index	9.00%	12.19%	11.70%
Russell 2000® Index	10.76%	11.56%	10.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$11,266,487,752
Number of Portfolio Holdings	118
Advisory Fee	$62,420,437
Portfolio Turnover	28%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
29.0%
Financials
14.5%
Health Care
12.4%
Technology
11.3%
Consumer Discretionary
10.9%
Money Market Funds
7.4%
Materials
5.5%
Communications
3.6%
Energy
3.6%
Real Estate
0.7%
Collateral for Securities Loaned
0.5%
Consumer Staples
0.4%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.4%
Collateral for Securities Loaned	0.5%
Real Estate	0.7%
Energy	3.6%
Communications	3.6%
Materials	5.5%
Money Market Funds	7.4%
Consumer Discretionary	10.9%
Technology	11.3%
Health Care	12.4%
Financials	14.5%
Industrials	29.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small-Cap Equity Fund- A Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTHAX

FullerThaler Behavioral Small-Cap Equity Fund

C Shares (FTYCX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$170	1.64%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Equity Fund – C Share Class (FTYCX) returned 7.87% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2000® Index (the “Index”), returned 10.76% for the period.

• This past year, our Fund owned on average 123 small-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the financials and industrials sectors, as well as the overweight in the industrials sector, contributed to performance relative to the Index. The Fund’s security selection in the materials sector detracted from performance relative to the Index.

• The Fund’s largest sector overweights compared to the Index were in the industrials and consumer discretionary sectors, while its largest sector underweights compared to the Index were in the information technology and the real estate sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Small Cap Eq - C	Russell 1000 Equal Weight Index	Russell 2000® Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$11,872	$11,602	$11,422
Sep-2020	$11,522	$11,918	$11,467
Sep-2021	$17,050	$16,841	$16,934
Sep-2022	$15,054	$14,196	$12,955
Sep-2023	$17,760	$15,620	$14,112
Sep-2024	$23,904	$19,432	$17,889
Sep-2025	$25,786	$21,180	$19,813

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small Cap Eq - C	7.87%	17.48%	14.99%
Russell 1000 Equal Weight Index	9.00%	12.19%	11.70%
Russell 2000® Index	10.76%	11.56%	10.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$11,266,487,752
Number of Portfolio Holdings	118
Advisory Fee	$62,420,437
Portfolio Turnover	28%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.4%
Collateral for Securities Loaned	0.5%
Real Estate	0.7%
Energy	3.6%
Communications	3.6%
Materials	5.5%
Money Market Funds	7.4%
Consumer Discretionary	10.9%
Technology	11.3%
Health Care	12.4%
Financials	14.5%
Industrials	29.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small-Cap Equity Fund- C Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTYCX

FullerThaler Behavioral Small-Cap Equity Fund

Institutional Shares (FTHSX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.76%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Equity Fund – Institutional Share Class (FTHSX) returned 8.84% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2000® Index (the “Index”), returned 10.76% for the period.

• This past year, our Fund owned on average 123 small-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the financials and industrials sectors, as well as the overweight in the industrials sector, contributed to performance relative to the Index. The Fund’s security selection in the materials sector detracted from performance relative to the Index.

• The Fund’s largest sector overweights compared to the Index were in the industrials and consumer discretionary sectors, while its largest sector underweights compared to the Index were in the information technology and the real estate sectors.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	FullerThaler Behavioral Small-Cap Equity Fund - Institutional	Russell 1000 Equal Weight Index	Russell 2000® Index
Sep-2011	$100,000	$100,000	$100,000
Sep-2011	$94,533	$92,891	$92,842
Sep-2012	$128,127	$118,095	$122,465
Sep-2013	$157,559	$151,304	$159,273
Sep-2014	$185,030	$176,659	$165,533
Sep-2015	$186,177	$169,452	$167,596
Sep-2016	$215,702	$197,980	$193,519
Sep-2017	$276,526	$226,489	$233,658
Sep-2018	$305,813	$258,668	$269,264
Sep-2019	$291,578	$254,329	$245,328
Sep-2020	$285,411	$261,258	$246,285
Sep-2021	$425,935	$369,169	$363,708
Sep-2022	$379,500	$311,194	$278,245
Sep-2023	$451,715	$342,400	$303,092
Sep-2024	$613,211	$425,960	$384,206
Sep-2025	$667,438	$464,280	$425,537

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - Institutional	8.84%	18.52%	13.62%
Russell 1000 Equal Weight Index	9.00%	12.19%	10.60%
Russell 2000® Index	10.76%	11.56%	9.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$11,266,487,752
Number of Portfolio Holdings	118
Advisory Fee	$62,420,437
Portfolio Turnover	28%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.4%
Collateral for Securities Loaned	0.5%
Real Estate	0.7%
Energy	3.6%
Communications	3.6%
Materials	5.5%
Money Market Funds	7.4%
Consumer Discretionary	10.9%
Technology	11.3%
Health Care	12.4%
Financials	14.5%
Industrials	29.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small-Cap Equity Fund- Institutional Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTHSX

FullerThaler Behavioral Small-Cap Equity Fund

Investor Shares (FTHNX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	1.05%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Equity Fund – Investor Share Class (FTHNX) returned 8.53% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2000® Index (the “Index”), returned 10.76% for the period.

• This past year, our Fund owned on average 123 small-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the financials and industrials sectors, as well as the overweight in the industrials sector, contributed to performance relative to the Index. The Fund’s security selection in the materials sector detracted from performance relative to the Index.

• The Fund’s largest sector overweights compared to the Index were in the industrials and consumer discretionary sectors, while its largest sector underweights compared to the Index were in the information technology and the real estate sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Small-Cap Equity Fund - Investor	Russell 1000 Equal Weight Index	Russell 2000® Index
Sep-2011	$10,000	$10,000	$10,000
Sep-2011	$9,453	$9,289	$9,284
Sep-2012	$12,787	$11,809	$12,247
Sep-2013	$15,688	$15,130	$15,927
Sep-2014	$18,391	$17,666	$16,553
Sep-2015	$18,472	$16,945	$16,760
Sep-2016	$21,379	$19,798	$19,352
Sep-2017	$27,359	$22,649	$23,366
Sep-2018	$30,191	$25,867	$26,926
Sep-2019	$28,715	$25,433	$24,533
Sep-2020	$28,025	$26,126	$24,629
Sep-2021	$41,699	$36,917	$36,371
Sep-2022	$37,051	$31,119	$27,824
Sep-2023	$43,960	$34,240	$30,309
Sep-2024	$59,506	$42,596	$38,421
Sep-2025	$64,581	$46,428	$42,554

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - Investor	8.53%	18.17%	13.33%
Russell 1000 Equal Weight Index	9.00%	12.19%	10.60%
Russell 2000® Index	10.76%	11.56%	9.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$11,266,487,752
Number of Portfolio Holdings	118
Advisory Fee	$62,420,437
Portfolio Turnover	28%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.4%
Collateral for Securities Loaned	0.5%
Real Estate	0.7%
Energy	3.6%
Communications	3.6%
Materials	5.5%
Money Market Funds	7.4%
Consumer Discretionary	10.9%
Technology	11.3%
Health Care	12.4%
Financials	14.5%
Industrials	29.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small-Cap Equity Fund- Investor Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTHNX

FullerThaler Behavioral Small-Cap Equity Fund

R6 Shares (FTHFX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$67	0.64%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Equity Fund – R6 Share Class (FTHFX) returned 8.98% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2000® Index (the “Index”), returned 10.76% for the period.

• This past year, our Fund owned on average 123 small-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the financials and industrials sectors, as well as the overweight in the industrials sector, contributed to performance relative to the Index. The Fund’s security selection in the materials sector detracted from performance relative to the Index.

• The Fund’s largest sector overweights compared to the Index were in the industrials and consumer discretionary sectors, while its largest sector underweights compared to the Index were in the information technology and the real estate sectors.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

	FullerThaler Behavioral Small-Cap Equity Fund - R6	Russell 1000 Equal Weight Index	Russell 2000® Index
Sep-2011	$1,000,000	$1,000,000	$1,000,000
Sep-2011	$945,333	$928,908	$928,416
Sep-2012	$1,283,022	$1,180,947	$1,224,654
Sep-2013	$1,579,095	$1,513,045	$1,592,728
Sep-2014	$1,856,807	$1,766,589	$1,655,333
Sep-2015	$1,870,674	$1,694,522	$1,675,960
Sep-2016	$2,172,554	$1,979,800	$1,935,193
Sep-2017	$2,788,511	$2,264,887	$2,336,583
Sep-2018	$3,086,427	$2,586,680	$2,692,635
Sep-2019	$2,946,416	$2,543,292	$2,453,281
Sep-2020	$2,886,931	$2,612,579	$2,462,854
Sep-2021	$4,312,456	$3,691,690	$3,637,082
Sep-2022	$3,846,128	$3,111,937	$2,782,448
Sep-2023	$4,583,067	$3,423,999	$3,030,922
Sep-2024	$6,228,524	$4,259,598	$3,842,055
Sep-2025	$6,787,944	$4,642,803	$4,255,372

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - R6	8.98%	18.65%	13.76%
Russell 1000 Equal Weight Index	9.00%	12.19%	10.60%
Russell 2000® Index	10.76%	11.56%	9.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$11,266,487,752
Number of Portfolio Holdings	118
Advisory Fee	$62,420,437
Portfolio Turnover	28%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.4%
Collateral for Securities Loaned	0.5%
Real Estate	0.7%
Energy	3.6%
Communications	3.6%
Materials	5.5%
Money Market Funds	7.4%
Consumer Discretionary	10.9%
Technology	11.3%
Health Care	12.4%
Financials	14.5%
Industrials	29.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small-Cap Equity Fund- R6 Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTHFX

FullerThaler Behavioral Small-Cap Growth Fund

A Shares (FTXAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$143	1.32%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Growth Fund – A Share Class (FTXAX) returned 16.29% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2000® Growth Index (the “Index”), returned 13.56% for the period.

• This past year, our Fund owned on average 60 small-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the health care and industrials sectors contributed to performance relative to the Index.

• The Fund’s security selection in the information technology and consumer staples sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and the information technology sectors, while its largest sector underweights compared to the Index were in the financials and health care sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Small-Cap Growth Fund - A	Russell 1000 Equal Weight Index	Russell 2000® Growth Index
Dec-2018	$9,423	$10,000	$10,000
Sep-2019	$10,385	$11,602	$11,589
Sep-2020	$13,386	$11,918	$13,410
Sep-2021	$20,827	$16,841	$17,871
Sep-2022	$14,833	$14,196	$12,640
Sep-2023	$18,088	$15,620	$13,852
Sep-2024	$24,744	$19,432	$17,684
Sep-2025	$28,776	$21,180	$20,081

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Growth Fund - A	16.29%	16.54%	17.90%
Russell 1000 Equal Weight Index	9.00%	12.19%	11.70%
Russell 2000® Growth Index	13.56%	8.41%	10.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$3,420,451,871
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$19,829,512
Portfolio Turnover	99%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
30.7%
Consumer Discretionary
19.6%
Industrials
19.3%
Health Care
16.3%
Consumer Staples
6.1%
Energy
2.3%
Financials
2.2%
Communications
1.5%
Materials
1.3%
Collateral for Securities Loaned
1.1%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
-0.9%

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	1.1%
Materials	1.3%
Communications	1.5%
Financials	2.2%
Energy	2.3%
Consumer Staples	6.1%
Health Care	16.3%
Industrials	19.3%
Consumer Discretionary	19.6%
Technology	30.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small-Cap Growth Fund- A Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTXAX

FullerThaler Behavioral Small-Cap Growth Fund

C Shares (FTXCX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$198	1.84%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Growth Fund – C Share Class (FTXCX) returned 15.70% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2000® Growth Index (the “Index”), returned 13.56% for the period.

• This past year, our Fund owned on average 60 small-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the health care and industrials sectors contributed to performance relative to the Index.

• The Fund’s security selection in the information technology and consumer staples sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and the information technology sectors, while its largest sector underweights compared to the Index were in the financials and health care sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Small-Cap Growth Fund - C	Russell 1000 Equal Weight Index	Russell 2000® Growth Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$10,980	$11,602	$11,589
Sep-2020	$14,089	$11,918	$13,410
Sep-2021	$21,807	$16,841	$17,871
Sep-2022	$15,457	$14,196	$12,640
Sep-2023	$18,752	$15,620	$13,852
Sep-2024	$25,522	$19,432	$17,684
Sep-2025	$29,530	$21,180	$20,081

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Growth Fund - C	15.70%	15.95%	17.31%
Russell 1000 Equal Weight Index	9.00%	12.19%	11.70%
Russell 2000® Growth Index	13.56%	8.41%	10.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$3,420,451,871
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$19,829,512
Portfolio Turnover	99%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	1.1%
Materials	1.3%
Communications	1.5%
Financials	2.2%
Energy	2.3%
Consumer Staples	6.1%
Health Care	16.3%
Industrials	19.3%
Consumer Discretionary	19.6%
Technology	30.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small-Cap Growth Fund- C Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTXCX

FullerThaler Behavioral Small-Cap Growth Fund

Institutional Shares (FTXSX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	1.00%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Growth Fund – Institutional Share Class (FTXSX) returned 16.68% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2000® Growth Index (the “Index”), returned 13.56% for the period.

• This past year, our Fund owned on average 60 small-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the health care and industrials sectors contributed to performance relative to the Index.

• The Fund’s security selection in the information technology and consumer staples sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and the information technology sectors, while its largest sector underweights compared to the Index were in the financials and health care sectors.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	FullerThaler Behavioral Small-Cap Growth Fund - Institutional	Russell 1000 Equal Weight Index	Russell 2000® Growth Index
Dec-2017	$100,000	$100,000	$100,000
Sep-2018	$134,650	$108,136	$115,202
Sep-2019	$108,450	$106,322	$104,104
Sep-2020	$140,300	$109,219	$120,463
Sep-2021	$218,950	$154,331	$160,535
Sep-2022	$156,391	$130,095	$113,543
Sep-2023	$191,385	$143,140	$124,434
Sep-2024	$262,657	$178,072	$158,850
Sep-2025	$306,473	$194,092	$180,386

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - Institutional	16.68%	16.91%	15.49%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell 2000® Growth Index	13.56%	8.41%	7.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$3,420,451,871
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$19,829,512
Portfolio Turnover	99%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	1.1%
Materials	1.3%
Communications	1.5%
Financials	2.2%
Energy	2.3%
Consumer Staples	6.1%
Health Care	16.3%
Industrials	19.3%
Consumer Discretionary	19.6%
Technology	30.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small-Cap Growth Fund- Institutional Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTXSX

FullerThaler Behavioral Small-Cap Growth Fund

Investor Shares (FTXNX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$140	1.29%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Growth Fund – Investor Share Class (FTXNX) returned 16.33% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2000® Growth Index (the “Index”), returned 13.56% for the period.

• This past year, our Fund owned on average 60 small-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the health care and industrials sectors contributed to performance relative to the Index.

• The Fund’s security selection in the information technology and consumer staples sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and the information technology sectors, while its largest sector underweights compared to the Index were in the financials and health care sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Small-Cap Growth Fund - Investor	Russell 1000 Equal Weight Index	Russell 2000® Growth Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$13,440	$10,814	$11,520
Sep-2019	$10,800	$10,632	$10,410
Sep-2020	$13,930	$10,922	$12,046
Sep-2021	$21,680	$15,433	$16,053
Sep-2022	$15,450	$13,009	$11,354
Sep-2023	$18,850	$14,314	$12,443
Sep-2024	$25,796	$17,807	$15,885
Sep-2025	$30,010	$19,409	$18,039

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - Investor	16.33%	16.59%	15.18%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell 2000® Growth Index	13.56%	8.41%	7.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$3,420,451,871
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$19,829,512
Portfolio Turnover	99%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	1.1%
Materials	1.3%
Communications	1.5%
Financials	2.2%
Energy	2.3%
Consumer Staples	6.1%
Health Care	16.3%
Industrials	19.3%
Consumer Discretionary	19.6%
Technology	30.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small-Cap Growth Fund- Investor Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTXNX

FullerThaler Behavioral Small-Cap Growth Fund

R6 Shares (FTXFX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$98	0.90%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Growth Fund – R6 Share Class (FTXFX) returned 16.80% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2000® Growth Index (the “Index”), returned 13.56% for the period.

• This past year, our Fund owned on average 60 small-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the health care and industrials sectors contributed to performance relative to the Index.

• The Fund’s security selection in the information technology and consumer staples sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and the information technology sectors, while its largest sector underweights compared to the Index were in the financials and health care sectors.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

	FullerThaler Behavioral Small-Cap Growth Fund - R6	Russell 1000 Equal Weight Index	Russell 2000® Growth Index
Dec-2017	$1,000,000	$1,000,000	$1,000,000
Sep-2018	$1,347,500	$1,081,361	$1,152,020
Sep-2019	$1,086,500	$1,063,223	$1,041,035
Sep-2020	$1,406,000	$1,092,188	$1,204,628
Sep-2021	$2,196,000	$1,543,311	$1,605,349
Sep-2022	$1,570,632	$1,300,945	$1,135,434
Sep-2023	$1,923,294	$1,431,403	$1,244,343
Sep-2024	$2,642,048	$1,780,725	$1,588,501
Sep-2025	$3,085,795	$1,940,923	$1,803,862

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - R6	16.80%	17.02%	15.59%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell 2000® Growth Index	13.56%	8.41%	7.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$3,420,451,871
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$19,829,512
Portfolio Turnover	99%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	1.1%
Materials	1.3%
Communications	1.5%
Financials	2.2%
Energy	2.3%
Consumer Staples	6.1%
Health Care	16.3%
Industrials	19.3%
Consumer Discretionary	19.6%
Technology	30.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small-Cap Growth Fund- R6 Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTXFX

FullerThaler Behavioral Small–Mid Core Equity Fund

A Shares (FTSAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$130	1.30%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Mid Core Equity Fund – A Share Class (FTSAX) returned 0.41% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2500™ Index (the “Index”), returned 10.16% for the period.

• This past year, our Fund owned on average 57 small- and mid-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small- and mid-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small- or mid-cap stocks, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small- and mid-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the consumer discretionary sector along with its underweight contributed to performance relative to the Index.

• The Fund’s security selection in the information technology and materials sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and the consumer staples sectors, while its largest sector underweights compared to the Index were in the consumer discretionary and utilities sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Small-Mid Core Equity Fund - A	Russell 1000 Equal Weight Index	Russell 2500® Index
Mar-2022	$9,424	$10,000	$10,000
Sep-2022	$7,663	$8,412	$8,399
Sep-2023	$9,058	$9,255	$9,347
Sep-2024	$11,542	$11,514	$11,793
Sep-2025	$11,590	$12,550	$12,991

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Small-Mid Core Equity Fund - A	0.41%	5.98%
Russell 1000 Equal Weight Index	9.00%	6.59%
Russell 2500® Index	10.16%	7.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$220,893,791
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$987,499
Portfolio Turnover	25%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
18.2%
Industrials
17.3%
Financials
16.4%
Consumer Discretionary
13.2%
Health Care
8.9%
Real Estate
7.6%
Consumer Staples
4.9%
Materials
4.4%
Energy
4.4%
Communications
2.3%
Other Assets in Excess of Liabilities
2.4%

Value	Value
Other Assets in Excess of Liabilities	2.4%
Communications	2.3%
Energy	4.4%
Materials	4.4%
Consumer Staples	4.9%
Real Estate	7.6%
Health Care	8.9%
Consumer Discretionary	13.2%
Financials	16.4%
Industrials	17.3%
Technology	18.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small–Mid Core Equity Fund- A Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTSAX

FullerThaler Behavioral Small–Mid Core Equity Fund

C Shares ( FTWCX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 7, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$178	1.81%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Mid Core Equity Fund – C Share Class (FTWCX) returned 0.92% for the period since its inception on October 7, 2024 until September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.85% for the period and the performance benchmark, the Russell 2500™ Index (the “Index”), returned 11.65% for the period.

• This past year, our Fund owned on average 57 small- and mid-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small- and mid-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small- or mid-cap stocks, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small- and mid-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the consumer discretionary sector along with its underweight contributed to performance relative to the Index.

• The Fund’s security selection in the information technology and materials sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and the consumer staples sectors, while its largest sector underweights compared to the Index were in the consumer discretionary and utilities sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Small-Mid Core Equity Fund - C	Russell 1000 Equal Weight Index	Russell 2500® Index
Oct-2024	$9,425	$10,000	$10,000
Sep-2025	$9,512	$10,985	$11,165

Average Annual Total Returns

Since Inception (October 7, 2024)
FullerThaler Behavioral Small-Mid Core Equity Fund - C	0.92%
Russell 1000 Equal Weight Index	9.85%
Russell 2500® Index	11.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$220,893,791
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$987,499
Portfolio Turnover	25%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Communications	2.3%
Energy	4.4%
Materials	4.4%
Consumer Staples	4.9%
Real Estate	7.6%
Health Care	8.9%
Consumer Discretionary	13.2%
Financials	16.4%
Industrials	17.3%
Technology	18.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small–Mid Core Equity Fund- C Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025- FTWCX

FullerThaler Behavioral Small–Mid Core Equity Fund

Institutional Shares (FTSIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.92%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Mid Core Equity Fund – Institutional Share Class (FTSIX) returned 0.80% for the 12 months ended September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.00% for the period and the performance benchmark, the Russell 2500™ Index (the “Index”), returned 10.16% for the period.

• This past year, our Fund owned on average 57 small- and mid-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small- and mid-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small- or mid-cap stocks, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small- and mid-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the consumer discretionary sector along with its underweight contributed to performance relative to the Index.

• The Fund’s security selection in the information technology and materials sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and the consumer staples sectors, while its largest sector underweights compared to the Index were in the consumer discretionary and utilities sectors.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	FullerThaler Behavioral Small-Mid Core Equity Fund - Institu	Russell 1000 Equal Weight Index	Russell 2500® Index
Dec-2018	$100,000	$100,000	$100,000
Sep-2019	$119,800	$117,970	$119,602
Sep-2020	$120,555	$121,183	$122,256
Sep-2021	$184,575	$171,238	$177,306
Sep-2022	$143,728	$144,346	$139,881
Sep-2023	$170,470	$158,821	$155,665
Sep-2024	$218,033	$197,580	$196,398
Sep-2025	$219,779	$215,355	$216,352

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Small-Mid Core Equity Fund - Institu	0.80%	12.76%	12.35%
Russell 1000 Equal Weight Index	9.00%	12.19%	12.01%
Russell 2500® Index	10.16%	12.09%	12.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$220,893,791
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$987,499
Portfolio Turnover	25%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Communications	2.3%
Energy	4.4%
Materials	4.4%
Consumer Staples	4.9%
Real Estate	7.6%
Health Care	8.9%
Consumer Discretionary	13.2%
Financials	16.4%
Industrials	17.3%
Technology	18.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small–Mid Core Equity Fund- Institutional Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTSIX

FullerThaler Behavioral Small–Mid Core Equity Fund

R6 Shares (FTSFX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 7, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$81	0.82%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Mid Core Equity Fund – R6 Share Class (FTSFX) returned 1.90% for the period since its inception on October 7, 2024 until September 30, 2025. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 9.85% for the period and the performance benchmark, the Russell 2500™ Index (the “Index”), returned 11.65% for the period.

• This past year, our Fund owned on average 57 small- and mid-cap US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is how small- and mid-cap stocks performed relative to the overall US stock market.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small- or mid-cap stocks, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small- and mid-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the consumer discretionary sector along with its underweight contributed to performance relative to the Index.

• The Fund’s security selection in the information technology and materials sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and the consumer staples sectors, while its largest sector underweights compared to the Index were in the consumer discretionary and utilities sectors.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

	FullerThaler Behavioral Small-Mid Core Equity Fund - R6	Russell 1000 Equal Weight Index	Russell 2500® Index
Oct-2024	$1,000,000	$1,000,000	$1,000,000
Sep-2025	$1,019,016	$1,098,501	$1,116,476

Average Annual Total Returns

Since Inception (October 7, 2024)
FullerThaler Behavioral Small-Mid Core Equity Fund - R6	1.90%
Russell 1000 Equal Weight Index	9.85%
Russell 2500® Index	11.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$220,893,791
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$987,499
Portfolio Turnover	25%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Communications	2.3%
Energy	4.4%
Materials	4.4%
Consumer Staples	4.9%
Real Estate	7.6%
Health Care	8.9%
Consumer Discretionary	13.2%
Financials	16.4%
Industrials	17.3%
Technology	18.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Small–Mid Core Equity Fund- R6 Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTSFX

FullerThaler Behavioral Unconstrained Equity Fund

A Shares (FTZAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$144	1.35%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Unconstrained Equity Fund – A Share Class (FTZAX) returned 13.45% for the 12 months ended September 30, 2025. The benchmark, the Russell 3000® Index (the “Index”), returned 17.41% for the period.

• This past year, our Fund owned on average 24 US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is our individual stock selection.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small-, mid-, or large-cap stocks, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.

• The Fund’s security selection in the industrials and information technology sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and industrials sectors, while its largest sector underweights compared to the Index were in the communication services and the financials sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Unconstrained Equity Fund - A	Russell 3000® Index	Russell Midcap® Index
May-2021	$9,426	$10,000	$10,000
Sep-2021	$9,481	$10,245	$10,066
Sep-2022	$7,327	$8,439	$8,114
Sep-2023	$8,862	$10,166	$9,205
Sep-2024	$12,565	$13,744	$11,904
Sep-2025	$14,256	$16,137	$13,226

Average Annual Total Returns

	1 Year	Since Inception (May 27, 2021)
FullerThaler Behavioral Unconstrained Equity Fund - A	13.45%	9.99%
Russell 3000® Index	17.41%	11.64%
Russell Midcap® Index	11.11%	6.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$266,642,836
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,362,415
Portfolio Turnover	20%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.1%
Consumer Discretionary
22.1%
Industrials
17.0%
Consumer Staples
8.2%
Health Care
7.8%
Financials
7.4%
Materials
3.2%
Communications
2.9%
Other Assets in Excess of Liabilities
3.3%

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	2.9%
Materials	3.2%
Financials	7.4%
Health Care	7.8%
Consumer Staples	8.2%
Industrials	17.0%
Consumer Discretionary	22.1%
Technology	28.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Unconstrained Equity Fund- A Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTZAX

FullerThaler Behavioral Unconstrained Equity Fund

C Shares (FTZCX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$196	1.84%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Unconstrained Equity Fund – C Share Class (FTZCX) returned 13.11% for the 12 months ended September 30, 2025. The benchmark, the Russell 3000® Index (the “Index”), returned 17.41% for the period.

• This past year, our Fund owned on average 24 US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is our individual stock selection.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small-, mid-, or large-cap stocks, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.

• The Fund’s security selection in the industrials and information technology sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and industrials sectors, while its largest sector underweights compared to the Index were in the communication services and the financials sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	FullerThaler Behavioral Unconstrained Equity Fund - C	Russell 3000® Index	Russell Midcap® Index
May-2021	$10,000	$10,000	$10,000
Sep-2021	$10,042	$10,245	$10,066
Sep-2022	$7,710	$8,439	$8,114
Sep-2023	$9,293	$10,166	$9,205
Sep-2024	$13,169	$13,744	$11,904
Sep-2025	$14,895	$16,137	$13,226

Average Annual Total Returns

	1 Year	Since Inception (May 27, 2021)
FullerThaler Behavioral Unconstrained Equity Fund - C	13.11%	9.60%
Russell 3000® Index	17.41%	11.64%
Russell Midcap® Index	11.11%	6.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$266,642,836
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,362,415
Portfolio Turnover	20%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	2.9%
Materials	3.2%
Financials	7.4%
Health Care	7.8%
Consumer Staples	8.2%
Industrials	17.0%
Consumer Discretionary	22.1%
Technology	28.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Unconstrained Equity Fund- C Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTZCX

FullerThaler Behavioral Unconstrained Equity Fund

Institutional Shares (FTZIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$109	1.02%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Unconstrained Equity Fund – Institutional Share Class (FTZIX) returned 13.71% for the 12 months ended September 30, 2025. The benchmark, the Russell 3000® Index (the “Index”), returned 17.41% for the period.

• This past year, our Fund owned on average 24 US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is our individual stock selection.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small-, mid-, or large-cap stocks, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.

• The Fund’s security selection in the industrials and information technology sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and industrials sectors, while its largest sector underweights compared to the Index were in the communication services and the financials sectors.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	FullerThaler Behavioral Unconstrained Equity Fund - Institut	Russell 3000® Index	Russell Midcap® Index
Dec-2018	$100,000	$100,000	$100,000
Sep-2019	$129,050	$122,057	$123,842
Sep-2020	$138,202	$140,368	$129,479
Sep-2021	$191,962	$185,110	$178,821
Sep-2022	$148,872	$152,480	$144,141
Sep-2023	$180,495	$183,680	$163,522
Sep-2024	$256,315	$248,323	$211,480
Sep-2025	$291,463	$291,554	$234,970

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Unconstrained Equity Fund - Institut	13.71%	16.10%	17.14%
Russell 3000® Index	17.41%	15.74%	17.15%
Russell Midcap® Index	11.11%	12.66%	13.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$266,642,836
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,362,415
Portfolio Turnover	20%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	2.9%
Materials	3.2%
Financials	7.4%
Health Care	7.8%
Consumer Staples	8.2%
Industrials	17.0%
Consumer Discretionary	22.1%
Technology	28.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Unconstrained Equity Fund- Institutional Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTZIX

FullerThaler Behavioral Unconstrained Equity Fund

R6 Shares (FTZFX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$97	0.91%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Unconstrained Equity Fund – R6 Share Class (FTZFX) returned 13.72% for the 12 months ended September 30, 2025. The benchmark, the Russell 3000® Index (the “Index”), returned 17.41% for the period.

• This past year, our Fund owned on average 24 US stocks, diversified across industries and sectors.

o The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.

o The main driver of our performance relative to the overall US stock market is our individual stock selection.

o Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small-, mid-, or large-cap stocks, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are extremely difficult to predict.

• We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

• The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.

• The Fund’s security selection in the industrials and information technology sectors detracted from performance relative to the Index.

• During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and industrials sectors, while its largest sector underweights compared to the Index were in the communication services and the financials sectors.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

	FullerThaler Behavioral Unconstrained Equity Fund - R6	Russell 3000® Index	Russell Midcap® Index
Dec-2018	$1,000,000	$1,000,000	$1,000,000
Sep-2019	$1,291,500	$1,220,574	$1,238,416
Sep-2020	$1,384,769	$1,403,677	$1,294,794
Sep-2021	$1,924,996	$1,851,104	$1,788,212
Sep-2022	$1,494,578	$1,524,804	$1,441,406
Sep-2023	$1,813,219	$1,836,797	$1,635,217
Sep-2024	$2,574,448	$2,483,232	$2,114,799
Sep-2025	$2,927,756	$2,915,539	$2,349,700

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Unconstrained Equity Fund - R6	13.72%	16.15%	17.22%
Russell 3000® Index	17.41%	15.74%	17.15%
Russell Midcap® Index	11.11%	12.66%	13.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$266,642,836
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,362,415
Portfolio Turnover	20%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	2.9%
Materials	3.2%
Financials	7.4%
Health Care	7.8%
Consumer Staples	8.2%
Industrials	17.0%
Consumer Discretionary	22.1%
Technology	28.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

FullerThaler Behavioral Unconstrained Equity Fund- R6 Shares

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FTZFX

Guardian Capital Dividend Growth Fund

Institutional Class (DIVGX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Guardian Capital Dividend Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.95%

How did the Fund perform during the reporting period?

Global Equity markets produced strong gains during the period, supported by easing trade tensions, expectations of near-term U.S. interest rate cutes, and rallies in technology and AI-related stocks. Expectations of rate cuts also helped extend the U.S. rally to mid and small cap stocks. Emerging markets modestly outperformed developed markets, fueled by a weaker U.S. dollar and a rebound in Chinese equities following the extension of the U.S. – China trade truce.

The Fund produced a 10.94% return during the period, trailing the MSCI World Index’s 17.25% return. The Fund benefited from strong selection in the Materials sector, with a modest drag from its underweight allocation. Stock selection also drove performance in the Information Technology sector, which was partially offset by an overweight allocation. Top individual contributors to relative returns came from Broadcom, Inc., Johnson & Jonhson, and AbbVie, Inc. The Industrials sector had the largest negative impact on relative performance due to negative stock selection. Health Care detracted from relative returns from both negative stock selection and its underweight allocation. Communication Services detracted from relative returns due to its underweight allocation, partially offset by positive stock selection. Top individual detractors from relative performance include the absence of NVIDIA Corp. in the portfolio, and positions in Wolters Kluwer N.V. and Republic Services, Inc. During the reporting period, the Fund initiated position in TJX Companies, Inc., Parker-Hannifin Corp., Darden Restaurants, Inc., Motorola Solutions, Inc., and Eli Lilly & Co.

The strategy is overweight Energy, Consumer Staples, Financials and Industrials sectors and underweight Information Technology, Consumer Discretionary, Communication Services, Materials and Utilities sectors. Regionally, the strategy has an approximate 27% weight in Europe, 72% in North America, and 1% in Asia and the Pacific Basin. The Manager's AI-powered total return approach that rewards shareholders with dividends, buybacks, and debt reduction is combined with the discretionary consideration of stock and sector allocations by the portfolio managers.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Guardian Capital Dividend Growth Fund - I
MSCI World Index
$24,000
$20,000
$16,000
$12,000
$8,000
$21,942
$20,536
May-2019
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Guardian Capital Dividend Growth Fund - I	MSCI World Index
May-2019	$10,000	$10,000
Sep-2019	$10,708	$10,138
Sep-2020	$11,407	$11,193
Sep-2021	$13,369	$14,419
Sep-2022	$11,884	$11,588
Sep-2023	$14,131	$14,132
Sep-2024	$18,510	$18,714
Sep-2025	$20,536	$21,942

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2019)
Guardian Capital Dividend Growth Fund - I	10.94%	12.48%	11.87%
MSCI World Index	17.25%	14.41%	13.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$41,532,295
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$140,022
Portfolio Turnover	66%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
25.8%
Financials
19.2%
Industrials
10.1%
Energy
10.0%
Health Care
8.3%
Consumer Discretionary
7.2%
Consumer Staples
6.7%
Communications
5.6%
Real Estate
2.3%
Money Market Funds
2.2%
Materials
1.4%
Utilities
1.1%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	1.1%
Materials	1.4%
Money Market Funds	2.2%
Real Estate	2.3%
Communications	5.6%
Consumer Staples	6.7%
Consumer Discretionary	7.2%
Health Care	8.3%
Energy	10.0%
Industrials	10.1%
Financials	19.2%
Technology	25.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.2%
Broadcom, Inc.	5.7%
Apple, Inc.	5.5%
AXA S.A.	5.1%
Costco Wholesale Corp.	4.7%
Williams Cos., Inc. (The)	4.6%
Allianz S.E.	4.5%
Royal Bank of Canada	3.7%
ASML Holding N.V.	3.3%
Republic Services, Inc.	3.0%

Material Fund Changes

At a meeting held on October 23, 2025, the Board of Trustees (the “Board”) of Capitol Series Trust (the “Trust”) approved a proposed Agreement and Plan of Reorganization (the “Reorganization”) of the Fund into a fund of the same name, a newly created series of Sterling Capital Funds (the “Acquiring Fund”), whereby the Acquiring Fund will acquire the assets and assume the liabilities of the Fund. The proposed Reorganization is subject to shareholder approval and certain other conditions. Guardian Capital LP (“Guardian Capital”), the investment adviser of the Fund, will serve as the subadviser of the Acquiring Fund following the Reorganization. Sterling Capital Management LLC (“Sterling Capital”), an affiliate of Guardian Capital, will serve as the adviser of the Acquiring Fund following the Reorganization.

The Acquiring Fund will have the same investment objective and substantially similar principal investment strategies and principal risks as the Fund. The same portfolio managers of the Fund, who are employees of Guardian Capital, will continue to be responsible for the day-to-day management of the Acquiring Fund. Guardian Capital will continue to handle the trading of portfolio securities for the Acquiring Fund. The management fee and expense ratio of the Acquiring Fund are expected to be the same as those of the Fund.

The proposed Reorganization will occur by transferring all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund. As a result, shareholders of the Fund will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Fund held immediately prior to the Reorganization. The proposed Reorganization is expected to be a tax-free transaction for federal income tax purposes.

The Board of the Trust has determined that the Reorganization is in the best interests of the Fund and its shareholders, and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization.

Shareholders of record of the Fund will receive a Proxy Statement/Prospectus which contains more information with respect to the proposed Reorganization. The Reorganization is expected to occur in March 2026. Until the Reorganization is complete, Guardian Capital will continue to manage the Fund in the ordinary course of business.

Guardian Capital Dividend Growth Fund - Institutional (DIVGX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-DIVGX

Guardian Capital Fundamental Global Equity Fund

Institutional Class (GFGEX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Guardian Capital Fundamental Global Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$97	0.99%

How did the Fund perform during the reporting period?

Developed markets delivered strong returns, driven by resilient corporate earnings and optimism around AI-driven productivity. While U.S. mega-cap tech stocks led early on, market leadership broadened across regions and sectors later in the period. Investor sentiment turned cautious following broad U.S. tariffs in early 2025, which increased inflation and disrupted global trade, adding volatility. Amid these challenges, international equities outperformed, supported by changes in U.S. trade policy and robust fiscal spending in Europe.

The Fund produced a -4.59% return during the period, trailing the MSCI World Index’s 17.25% return. The portfolio’s main overweights and underweights had a mixed impact on performance during the period. On a sector level, overweight allocations to Financials and Consumer Discretionary contributed positively, as both sectors outperformed. Strong stock selection within Consumer Staples also added value. Conversely, stock selection in Information Technology, Financials, and Health Care detracted from performance. Overweight positions in Consumer Discretionary and Health Care also negatively impacted returns due to sector underperformance. At the individual security level, EssilorLuxottica S.A., Booking Holdings, Inc., and CME Group, Inc. were top contributors as the companies delivered strong earnings growth amid sustained demand for their products. On the downside, Novo Nordisk A/S, UnitedHealth Group, Inc., and MarketAxess Holdings, Inc. were key detractors due to guidance revisions, leadership changes, and structural challenges in their respective industries. During the period, the Fund exited its position in Alphabet and initiated a position in Adobe.

The Fund remains overweight Health Care and Consumer Staples, and underweight Information Technology. The Fund’s Sub-Adviser believes volatility is likely to be elevated. The dominance of the eight-largest U.S. stocks, dubbed the “AI8”, has driven market returns and masked underlying strains in the global economy. They do not believe it is feasible for this to continue indefinitely and with expectations for AI to continue to produce outsized returns growing, it appears that risks to the downside are also growing. They believe that a concentrated portfolio of high quality companies capable of growing earnings at above-market rates over the long-term are likely to outperform over the long run.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Guardian Capital Fundamental Global Equity Fund - I
MSCI World Index
$24,000
$20,000
$16,000
$12,000
$8,000
$20,098
$14,458
Dec-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Guardian Capital Fundamental Global Equity Fund - I	MSCI World Index
Dec-2019	$10,000	$10,000
Sep-2020	$10,639	$10,252
Sep-2021	$12,893	$13,207
Sep-2022	$10,166	$10,614
Sep-2023	$12,477	$12,944
Sep-2024	$15,154	$17,141
Sep-2025	$14,458	$20,098

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2019)
Guardian Capital Fundamental Global Equity Fund - I	-4.59%	6.33%	6.58%
MSCI World Index	17.25%	14.41%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$50,995,213
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$543,726
Portfolio Turnover	33%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market Funds	0.6%
Materials	4.5%
Communications	6.0%
Industrials	7.7%
Consumer Discretionary	9.0%
Financials	14.5%
Consumer Staples	17.2%
Technology	19.0%
Health Care	20.9%

Country Weighting (% of net assets)

Value	Value
Japan	2.4%
Switzerland	2.5%
Ireland	2.7%
China	5.4%
United Kingdom	8.6%
Denmark	8.7%
France	15.7%
United States	53.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Group, Inc.	8.4%
EssilorLuxottica S.A.	7.0%
MasterCard, Inc., Class A	6.1%
Booking Holdings, Inc.	6.0%
L'Oréal S.A.	5.7%
Yum China Holdings, Inc.	5.4%
Reckitt Benckiser Group PLC	5.2%
Microsoft Corp.	4.9%
UnitedHealth Group, Inc.	4.7%
Novozymes A/S, Class B	4.5%

Material Fund Changes

Based upon a recommendation by Guardian Capital LP (the “Adviser”), the Board of Trustees (the “Board”) of the Trust has determined to close and liquidate each of the Guardian Capital Fundamental Global Equity Fund and the Alta Quality Growth Fund (each a “Fund” and collectively, the “Funds”). In connection with this, the Board has adopted a plan of liquidation. Please note that each Fund will be liquidating its assets at the close of business on December 3, 2025 (the “Liquidation Date”). You are welcome, however, to redeem your shares before that date.

In anticipation of the liquidation, at the close of business on October 24, 2025 the Funds stopped accepting purchases. In addition, as soon as reasonable and practicable thereafter, the Adviser began an orderly transition of each Fund’s portfolio to cash and cash equivalents and each Fund will thereafter no longer be pursuing its investment objective.

Shareholders of the each Fund may redeem their investments as described in the Funds’ Prospectus. Accounts not redeemed by December 2, 2025, will automatically be redeemed on the Liquidation Date, and net cash proceeds, less any required withholding, will be sent to the address of record.

If you hold your shares in an individual retirement account (an “IRA”), you have 60 days from the date you receive your proceeds to reinvest or “rollover” your proceeds into another IRA and maintain their tax-deferred status. You must notify the Funds’ transfer agent at 800-957-0681 prior to the Liquidation Date of your intent to rollover your IRA account to avoid withholding deductions from your proceeds.

If the Funds have not received your redemption request or other instruction by December 2, 2025, your shares will be redeemed on the Liquidation Date, and you will receive your proceeds from the applicable Fund, subject to any required withholding. These proceeds will generally be subject to federal and possibly state and local income taxes if the redeemed shares are held in a taxable account, and the proceeds exceed your adjusted basis in the shares redeemed.

If the redeemed shares are held in a qualified retirement account such as an IRA, the redemption proceeds may not be subject to current income taxation. You should consult with your tax advisor on the consequences of this redemption to you. Checks will be issued to all shareholders of record of the Funds as of the close of business on the Liquidation Date.

Guardian Capital Fundamental Global Equity Fund - Institutional (GFGEX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GFGEX

(b)	NOT APPLICABLE.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is Lori Kaiser, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fuller & Thaler Behavioral Small-Cap Equity Fund:	FY 2025	$13,810
	FY 2024	$13,400
Fuller & Thaler Behavioral Small-Cap Growth Fund:	FY 2025	$13,810
	FY 2024	$13,400
Fuller & Thaler Behavioral Mid-Cap Value Fund:	FY 2025	$13,810
	FY 2024	$13,400
Fuller & Thaler Behavioral Unconstrained Equity Fund:	FY 2025	$12,240
	FY 2024	$11,880
Fuller & Thaler Behavioral Small-Mid Core Equity Fund:	FY 2025	$11,980
	FY 2024	$11,630
Fuller & Thaler Behavioral Micro-Cap Equity Fund:	FY 2025	$11,980
	FY 2024	$11,630
Fuller & Thaler Mid Cap Equity Fund	FY 2025	$11,980
	FY 2024	$11,630
Alta Quality Growth Fund:	FY 2025	$13,030
	FY 2024	$12,650
Guardian Capital Fundamental Global Equity Fund:	FY 2025	$13,030
	FY 2024	$12,650
Guardian Capital Dividend Growth Fund:	FY 2025	$13,030
	FY 2024	$12,650

(b)	Audit-Related Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fuller & Thaler Behavioral Small-Cap Equity Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Behavioral Small-Cap Growth Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Behavioral Mid-Cap Value Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Behavioral Unconstrained Equity Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Behavioral Small-Mid Core Equity Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Behavioral Micro-Cap Equity Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Mid Cap Equity Fund	FY 2025	$0
	FY 2024	$0
Alta Quality Growth Fund:	FY 2025	$0
	FY 2024	$0
Guardian Capital Fundamental Global Equity Fund:	FY 2025	$0
	FY 2024	$0
Guardian Capital Dividend Growth Fund:	FY 2025	$0
	FY 2024	$0

(c)	Tax Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fuller & Thaler Behavioral Small-Cap Equity Fund:	FY 2025	$4,140
	FY 2024	$4,015
Fuller & Thaler Behavioral Small-Cap Growth Fund:	FY 2025	$4,140
	FY 2024	$4,015
Fuller & Thaler Behavioral Mid-Cap Value Fund:	FY 2025	$4,140
	FY 2024	$4,015
Fuller & Thaler Behavioral Unconstrained Equity Fund:	FY 2025	$4,140
	FY 2024	$4,015
Fuller & Thaler Behavioral Small-Mid Core Equity Fund:	FY 2025	$4,140
	FY 2024	$4,015
Fuller & Thaler Behavioral Micro-Cap Equity Fund:	FY 2025	$4,140
	FY 2024	$4,015
Fuller & Thaler Mid Cap Equity Fund	FY 2025	$4,140
	FY 2024	$4,015
Alta Quality Growth Fund:	FY 2025	$4,140
	FY 2024	$4,015
Guardian Capital Fundamental Global Equity Fund:	FY 2025	$4,140
	FY 2024	$4,015
Guardian Capital Dividend Growth Fund:	FY 2025	$4,140
	FY 2024	$4,015

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d)	All other fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fuller & Thaler Behavioral Small-Cap Equity Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Behavioral Small-Cap Growth Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Behavioral Mid-Cap Value Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Behavioral Unconstrained Equity Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Behavioral Small-Mid Core Equity Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Behavioral Micro-Cap Equity Fund:	FY 2025	$0
	FY 2024	$0
Fuller & Thaler Mid Cap Equity Fund	FY 2025	$0
	FY 2024	$0
Alta Quality Growth Fund:	FY 2025	$0
	FY 2024	$0
Guardian Capital Fundamental Global Equity Fund:	FY 2025	$0
	FY 2024	$0
Guardian Capital Dividend Growth Fund:	FY 2025	$0
	FY 2024	$0

(e)(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2025	$41,400	$0
FY 2024	$40,150	$0

(h)	NOT APPLICABLE. The auditor performed no services for the registrant’s investment advisers or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable – applies to listed companies only

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FullerThaler Behavioral Small-Cap Equity Fund

FullerThaler Behavioral Small-Cap Growth Fund

FullerThaler Behavioral Mid-Cap Value Fund

FullerThaler Behavioral Unconstrained Equity Fund

FullerThaler Behavioral Small-Mid Core Equity Fund

FullerThaler Behavioral Micro-Cap Equity Fund

FullerThaler Behavioral Mid-Cap Equity Fund

Annual Financial Statements

and Additional Information

September 30, 2025

411 Borel Avenue, Suite 300
San Mateo, CA 94402
(888)912-4562
www.fullerthalerfunds.com

FullerThaler Behavioral Small-Cap Equity Fund

Schedule of Investments

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — 91.88%
Apparel & Textile Products — 2.13%
Crocs, Inc.(a)(b)	481,110	$40,196,741
Deckers Outdoor Corp.(a)	121,277	12,293,849
Kontoor Brands, Inc.	1,006,665	80,301,667
Ralph Lauren Corp.	341,981	107,231,562
		240,023,819
Asset Management — 3.17%
Affiliated Managers Group, Inc.	543,700	129,634,391
Federated Hermes, Inc., Class B	2,683,107	139,333,747
Stifel Financial Corp.	576,437	65,408,306
Victory Capital Holdings, Inc., Class A(b)	347,526	22,505,784
		356,882,228
Automotive — 2.22%
BorgWarner, Inc.	2,696,100	118,520,556
Dorman Products, Inc.(a)	843,523	131,488,365
		250,008,921
Banking — 7.19%
BancFirst Corp.	258,477	32,684,417
Bank OZK	456,636	23,279,303
Berkshire Hills Bancorp, Inc.	656,769	15,571,993
Cadence Bank	3,439,527	129,119,844
F.N.B. Corp.	2,953,059	47,573,780
First Commonwealth Financial Corp.	1,915,646	32,661,764
First Financial Bancorp	1,731,787	43,727,622
First Financial Bankshares, Inc.	806,631	27,143,133
Fulton Financial Corp.	4,065,237	75,735,365
Hancock Whitney Corp.	2,067,186	129,426,515
Lakeland Financial Corp.(b)	312,912	20,088,950
NBT Bancorp, Inc.	381,638	15,937,203
Wintrust Financial Corp.	621,208	82,272,788
Zions Bancorp.	2,405,882	136,124,804
		811,347,481
Biotech & Pharma — 6.98%
Amphastar Pharmaceuticals, Inc.(a)	1,290,154	34,382,604
Collegium Pharmaceutical, Inc.(a)	1,430,708	50,060,473
Exelixis, Inc.(a)	7,282,316	300,759,651
Indivior PLC(a)	3,019,255	72,794,238
Jazz Pharmaceuticals PLC(a)(b)	1,551,145	204,440,911
	Shares	Fair Value
Biotech & Pharma — (continued)
United Therapeutics Corp.(a)	295,171	$123,738,635
		786,176,512
Chemicals — 1.94%
Avient Corp.	299,329	9,862,891
Axalta Coating Systems Ltd.(a)	5,629,817	161,125,362
Hawkins, Inc.(b)	259,614	47,436,670
		218,424,923
Commercial Support Services — 2.28%
Clean Harbors, Inc.(a)	89,351	20,749,089
H&R Block, Inc.(b)	3,895,348	196,987,748
UniFirst Corp.	231,394	38,686,763
		256,423,600
Construction Materials — 1.12%
Eagle Materials, Inc.	543,552	126,669,358

Consumer Services — 0.08%
Upbound Group, Inc.(b)	360,675	8,522,750

Containers & Packaging — 0.46%
Graphic Packaging Holding Co.(b)	509,166	9,964,379
Sonoco Products Co.(b)	969,624	41,781,098
		51,745,477
Electrical Equipment — 3.73%
Acuity Brands, Inc.	444,703	153,151,267
Belden, Inc.	954,394	114,784,966
Vontier Corp.	3,600,392	151,108,452
		419,044,685
Engineering & Construction — 12.81%
Comfort Systems USA, Inc.	338,536	279,353,136
EMCOR Group, Inc.	392,286	254,805,448
Frontdoor, Inc.(a)	2,305,078	155,108,699
Installed Building Products, Inc.(b)	129,521	31,947,650
Primoris Services Corp.	2,312,299	317,548,022
Sterling Infrastructure, Inc.(a)	1,050,709	356,904,833
TopBuild Corp.(a)	120,244	46,998,570
		1,442,666,358
Food — 0.40%
Simply Good Foods Co. (The)(a)	1,832,850	45,491,337

Health Care Facilities & Services — 4.40%
Chemed Corp.	121,904	54,581,297
Encompass Health Corp.	1,958,746	248,799,917

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — (continued)
Health Care Facilities & Services — (continued)
Medpace Holdings, Inc.(a)(b)	55,554	$28,563,645
Option Care Health, Inc.(a)	5,914,711	164,192,377
		496,137,236
Home Construction — 3.65%
Armstrong World Industries, Inc.	969,469	190,025,620
Griffon Corp.	674,709	51,379,090
Interface, Inc.	805,397	23,308,189
Taylor Morrison Home Corp.(a)	2,227,158	147,014,700
		411,727,599
Industrial Intermediate Products — 0.25%
Mueller Industries, Inc.	281,106	28,422,628

Industrial Support Services — 2.04%
Applied Industrial Technologies, Inc.	526,500	137,442,825
MSC Industrial Direct Co., Inc., Class A(b)	1,004,570	92,561,080
		230,003,905
Institutional Financial Services — 0.88%
Evercore, Inc., Class A	292,302	98,599,311

Insurance — 3.27%
Assurant, Inc.	612,710	132,712,986
Hanover Insurance Group, Inc.	910,662	165,403,539
Primerica, Inc.	252,683	70,142,274
		368,258,799
Internet Media & Services — 1.98%
Match Group, Inc.(b)	6,325,359	223,411,680

Leisure Facilities & Services — 0.69%
Boyd Gaming Corp.(b)	470,132	40,642,911
Monarch Casino & Resort, Inc.	347,065	36,733,360
		77,376,271
Leisure Products — 1.08%
Hasbro, Inc.	927,900	70,381,215
Mattel, Inc.(a)	3,052,002	51,365,194
		121,746,409
Machinery — 2.95%
Crane Co.	125,103	23,036,466
Donaldson Co., Inc.	1,549,092	126,793,181
ESCO Technologies, Inc.	179,791	37,955,678
Mueller Water Products, Inc., Class A	4,862,239	124,084,339
	Shares	Fair Value
Machinery — (continued)
Tennant Co.	242,861	$19,686,313
		331,555,977
Medical Equipment & Devices — 1.04%
Integer Holdings Corp.(a)(b)	234,174	24,197,199
Merit Medical Systems, Inc.(a)(b)	1,120,547	93,263,127
		117,460,326
Oil & Gas Producers — 2.47%
Chord Energy Corp.	316,590	31,459,548
HF Sinclair Corp.(b)	2,372,494	124,176,336
Murphy USA, Inc.(b)	317,952	123,448,044
		279,083,928
Oil & Gas Services & Equipment — 1.08%
Weatherford International PLC	1,773,210	121,340,760

Publishing & Broadcasting — 1.61%
Nexstar Media Group, Inc., Class A(b)	821,720	162,486,912
TEGNA, Inc.	941,050	19,131,547
		181,618,459
Real Estate — 0.67%
Apple Hospitality REIT, Inc.(b)	6,264,047	75,231,204

Retail - Discretionary — 1.15%
AutoNation, Inc.(a)	174,465	38,167,708
Bath & Body Works, Inc.(b)	2,235,952	57,598,123
Build-A-Bear Workshop, Inc.	205,606	13,407,567
La-Z-Boy, Inc.	579,802	19,898,805
		129,072,203
Semiconductors — 1.62%
Cirrus Logic, Inc.(a)	1,459,979	182,920,769

Software — 1.81%
ACI Worldwide, Inc.(a)	915,450	48,308,297
Blackbaud, Inc.	332,467	21,380,953
Commvault Systems, Inc.(a)	362,754	68,480,699
Donnelley Financial Solutions, Inc.(a)	220,804	11,355,950
Progress Software Corp.	603,961	26,532,007
Ziff Davis, Inc.(a)(b)	739,599	28,178,722
		204,236,628
Steel — 2.01%
Commercial Metals Co.	3,948,305	226,158,910

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 2.66%
Avnet, Inc.	200,472	$10,480,676
InterDigital, Inc.(b)	316,916	109,408,911
Jabil, Inc.	249,900	54,270,783
Plexus Corp.(a)	402,357	58,217,034
Sanmina Corp.(a)	589,453	67,851,935
		300,229,339
Technology Services — 4.76%
CACI International, Inc., Class A(a)	117,629	58,670,993
CSG Systems International, Inc.	1,353,287	87,124,617
EVERTEC, Inc.	1,120,301	37,843,768
ExlService Holdings, Inc.(a)	2,052,956	90,391,652
Genpact Ltd.	2,050,234	85,884,302
Parsons Corp.(a)(b)	804,692	66,725,061
Science Applications International Corp.	1,095,542	108,864,008
		535,504,401
Transportation & Logistics — 2.56%
Hub Group, Inc., Class A	1,165,184	40,128,937
JB Hunt Transport Services, Inc.	138,820	18,625,479
Ryder System, Inc.	666,375	125,704,980
SkyWest, Inc.(a)	886,773	89,227,099
Teekay Tankers Ltd., Class A	302,596	15,296,228
		288,982,723
Transportation Equipment — 2.74%
Allison Transmission Holdings, Inc.	2,429,869	206,247,281
REV Group, Inc.	1,817,376	102,990,698
		309,237,979
COLLATERAL FOR SECURITIES LOANED — 0.46%
Money Market Funds — 0.46%
Invesco Government & Agency Portfolio, Institutional Class, 4.13%(c)	51,762,489	51,762,489

Total Collateral for Securities Loaned/Money Market Funds (Cost $51,762,489)		51,762,489
	Shares	Fair Value
MONEY MARKET FUNDS - 7.41%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.08%(c)	835,173,542	$835,173,542

Total Money Market Funds (Cost $835,173,542)		835,173,542

Total Investments — 99.75% (Cost $8,559,869,596)		11,238,680,924

Other Assets in Excess of Liabilities(d) — 0.25%		27,806,828

NET ASSETS — 100.00%		$11,266,487,752

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2025. The total value of the securities on loan as of September 30, 2025 was $269,594,905.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(d)	Includes cash collateral for securities loaned in the amount of $224,009,961. This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund

Schedule of Investments

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — 99.34%
Aerospace & Defense — 5.05%
AAR Corp.(a)	356,000	$31,922,520
Kratos Defense & Security Solutions, Inc.(a)	1,541,160	140,815,789
		172,738,309
Automotive — 2.58%
Modine Manufacturing Co.(a)	621,260	88,318,322

Biotech & Pharma — 7.46%
BioMarin Pharmaceutical, Inc.(a)	566,700	30,692,472
Elanco Animal Health, Inc.(a)(b)	3,034,100	61,106,774
Guardant Health, Inc.(a)	1,559,100	97,412,568
Halozyme Therapeutics, Inc.(a)	899,455	65,966,030
		255,177,844
Consumer Services — 2.65%
Adtalem Global Education, Inc.(a)	285,800	44,141,810
Stride, Inc.(a)(b)	312,770	46,583,964
		90,725,774
Containers & Packaging — 1.28%
Sealed Air Corp.	1,242,700	43,929,445

Electrical Equipment — 9.91%
Bloom Energy Corp., Class A(a)(b)	2,172,010	183,686,885
NEXTracker, Inc., Class A(a)	749,415	55,449,216
Vertiv Holdings Co., Class A	663,060	100,029,232
		339,165,333
Engineering & Construction — 3.01%
Primoris Services Corp.	395,000	54,245,350
VSE Corp.(b)	292,200	48,575,328
		102,820,678
Food — 2.09%
Lamb Weston Holdings, Inc.	586,000	34,034,880
Post Holdings, Inc.(a)	350,030	37,621,224
		71,656,104
	Shares	Fair Value
Health Care Facilities & Services — 3.78%
BrightSpring Health Services, Inc.(a)	1,713,100	$50,639,236
Charles River Laboratories International, Inc.(a)	283,000	44,278,180
RadNet, Inc.(a)	450,000	34,294,500
		129,211,916
Household Products — 1.48%
e.l.f. Beauty, Inc.(a)(b)	383,200	50,766,336

Internet Media & Services — 1.49%
Lyft, Inc., Class A(a)	2,311,900	50,884,919

Leisure Facilities & Services — 5.65%
Dutch Bros, Inc., Class A(a)	662,545	34,677,605
Life Time Group Holdings, Inc.(a)	1,655,200	45,683,519
MGM Resorts International(b)	1,120,600	38,839,996
Red Rock Resorts, Inc., Class A	710,000	43,352,600
Rush Street Interactive, Inc.(a)	1,475,000	30,208,000
		192,761,720
Leisure Products — 4.87%
Axon Enterprise, Inc.(a)	124,165	89,105,771
Hasbro, Inc.	610,100	46,276,085
Peloton Interactive, Inc., Class A(a)(b)	3,482,034	31,338,306
		166,720,162
Machinery — 1.33%
Zurn Water Solutions Corp.	965,000	45,383,950

Medical Equipment & Devices — 5.04%
Bio-Rad Laboratories, Inc., Class A(a)(b)	150,000	42,058,500
iRhythm Technologies, Inc.(a)	377,500	64,926,225
Merit Medical Systems, Inc.(a)	415,780	34,605,369
QuidelOrtho Corp.(a)(b)	1,043,600	30,734,020
		172,324,114

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — (continued)
Oil & Gas Producers — 1.39%
California Resources Corp.	900,000	$47,862,000

Renewable Energy — 0.89%
American Superconductor Corp.(a)	510,000	30,288,900

Retail - Consumer Staples — 2.49%
Five Below, Inc.(a)	326,770	50,551,319
Sprouts Farmers Market, Inc.(a)	315,100	34,282,880
		84,834,199
Retail - Discretionary — 3.91%
American Eagle Outfitters, Inc.(b)	1,718,300	29,400,113
Boot Barn Holdings, Inc.(a)(b)	256,300	42,474,036
Urban Outfitters, Inc.(a)	866,000	61,858,380
		133,732,529
Semiconductors — 7.95%
Ambarella, Inc.(a)	719,800	59,397,896
Astera Labs, Inc.(a)	506,100	99,094,380
Qorvo, Inc.(a)	512,500	46,678,500
Semtech Corp.(a)(b)	933,200	66,677,140
		271,847,916
Software — 14.74%
Box, Inc., Class A(a)	1,095,000	35,335,650
DigitalOcean Holdings, Inc.(a)(b)	1,356,695	46,344,701
Duolingo, Inc.(a)(b)	105,090	33,822,166
Elastic N.V.(a)	425,500	35,950,495
Five9, Inc.(a)	1,093,366	26,459,457
Freshworks, Inc., Class A(a)	2,724,550	32,067,954
Intapp, Inc.(a)	634,221	25,939,639
Unity Software, Inc.(a)	1,522,400	60,956,896
Upstart Holdings, Inc.(a)(b)	667,600	33,914,080
Varonis Systems, Inc.(a)	810,000	46,550,700
Waystar Holding Corp.(a)	939,240	35,615,981
Workiva, Inc., Class A(a)	515,000	44,331,200
Zeta Global Holdings Corp., Class A(a)	2,350,000	46,694,500
		503,983,419
	Shares	Fair Value
Specialty Finance — 1.25%
FirstCash Holdings, Inc.	270,368	$42,831,699

Technology Hardware — 9.05%
CommScope Holding Co., Inc.(a)	2,820,000	43,653,600
Credo Technology Group Holding Ltd.(a)	586,800	85,443,948
Lumentum Holdings, Inc.(a)	825,955	134,391,138
ViaSat, Inc.(a)	1,575,000	46,147,500
		309,636,186
COLLATERAL FOR SECURITIES LOANED — 1.06%
Money Market Funds — 1.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.13%(c)	36,425,307	36,425,307

Total Collateral for Securities Loaned/Money Market Funds (Cost $36,425,307)		36,425,307

MONEY MARKET FUNDS - 0.51%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.08%(c)	17,438,015	17,438,015

Total Money Market Funds (Cost $17,438,015)		17,438,015

Total Investments — 100.91% (Cost $2,878,460,955)		3,451,465,096

Liabilities in Excess of Other Assets(d) — (0.91)%		(31,013,225)

NET ASSETS — 100.00%		$3,420,451,871

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2025. The total value of the securities on loan as of September 30, 2025 was $189,681,246.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund

Schedule of Investments (continued)

September 30, 2025

(d)	Includes cash collateral for securities loaned in the amount of $157,635,998. This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund

Schedule of Investments

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — 99.25%
Banking — 7.70%
Citizens Financial Group, Inc.	183,255	$9,741,836
First Citizens BancShares, Inc., Class A	2,145	3,837,748
KeyCorp	527,815	9,864,862
M&T Bank Corp.	17,530	3,464,279
Old National Bancorp	90,885	1,994,926
		28,903,651
Chemicals — 6.61%
Celanese Corp.	91,700	3,858,736
Dow, Inc.	313,660	7,192,224
LyondellBasell Industries N.V., Class A	96,760	4,745,110
Olin Corp.	248,510	6,210,265
Sherwin-Williams Co. (The)	8,134	2,816,479
		24,822,814
Commercial Support Services — 3.23%
Aramark	114,990	4,415,616
Brink’s Co. (The)	51,885	6,063,282
Republic Services, Inc.	7,230	1,659,140
		12,138,038
Containers & Packaging — 9.97%
Amcor PLC(a)	1,865,138	15,256,829
Graphic Packaging Holding Co.(a)	800,930	15,674,200
Smurfit WestRock PLC	152,710	6,500,865
		37,431,894
Electric Utilities — 2.72%
Alliant Energy Corp.(a)	32,740	2,207,003
CenterPoint Energy, Inc.	74,945	2,907,866
CMS Energy Corp.	24,705	1,809,888
Edison International	23,370	1,291,894
Pinnacle West Capital Corp.	22,405	2,008,832
		10,225,483
Electrical Equipment — 1.20%
AMETEK, Inc.	13,820	2,598,160
Roper Technologies, Inc.	3,840	1,914,970
		4,513,130
	Shares	Fair Value
Food — 1.93%
Flowers Foods, Inc.(a)	243,150	$3,173,108
Ingredion, Inc.	33,250	4,060,157
		7,233,265
Gas & Water Utilities — 0.58%
Atmos Energy Corp.	12,665	2,162,549

Health Care Facilities & Services — 2.43%
Centene Corp.(b)	23,355	833,306
Henry Schein, Inc.(b)	34,820	2,311,003
Labcorp Holdings, Inc.	20,770	5,962,237
		9,106,546
Household Products — 1.20%
Reynolds Consumer Products, Inc.(a)	184,600	4,517,162

Industrial Support Services — 1.99%
U-Haul Holding Co.	146,945	7,479,501

Insurance — 8.21%
Everest Re Group Ltd.	31,000	10,857,129
Globe Life, Inc.	29,655	4,239,775
Kemper Corp.	143,210	7,382,476
Markel Corp.(b)	4,370	8,352,643
		30,832,023
Machinery — 5.73%
AGCO Corp.	102,120	10,933,987
Donaldson Co., Inc.	62,055	5,079,202
Hillenbrand, Inc.	201,670	5,453,157
		21,466,346
Medical Equipment & Devices — 2.56%
Dentsply Sirona, Inc.	759,880	9,642,877

Oil & Gas Producers — 3.69%
Cheniere Energy, Inc.	18,025	4,235,515
Devon Energy Corp.	274,255	9,615,380
		13,850,895
Real Estate — 3.44%
American Tower Corp., Class A	27,330	5,256,105
Brixmor Property Group, Inc.	195,295	5,405,766
WP Carey, Inc.	33,405	2,257,176
		12,919,047

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — (continued)
REIT — 7.00%
Americold Realty Trust, Inc.(a)	958,940	$11,737,426
Healthpeak Properties, Inc.	626,510	11,997,667
Public Storage	8,785	2,537,547
		26,272,640
Retail - Consumer Staples — 6.25%
Dollar General Corp.	103,030	10,648,151
Dollar Tree, Inc.(b)	135,675	12,803,649
		23,451,800
Retail - Discretionary — 3.47%
Advance Auto Parts, Inc.(a)	149,885	9,202,938
CarMax, Inc.(a) (b)	84,865	3,807,893
		13,010,831
Software — 1.32%
Concentrix Corp.(a)	106,990	4,937,589

Specialty Finance — 4.76%
Ally Financial, Inc.	282,180	11,061,456
Synchrony Financial	95,593	6,791,883
		17,853,339
Technology Hardware — 0.75%
NCR Atleos Corp.(b)	42,743	1,680,227
NCR Corp.(b)	89,160	1,118,958
		2,799,185
Technology Services — 10.89%
Amdocs Ltd.	27,720	2,274,426
Fidelity National Information Services, Inc.(a)	207,930	13,710,904
Global Payments, Inc.	202,105	16,790,883
TransUnion	74,615	6,251,245
Verisk Analytics, Inc.	7,455	1,875,007
		40,902,465
Wholesale - Discretionary — 1.62%
LKQ Corp.(a)	199,090	6,080,209
	Shares	Fair Value
COLLATERAL FOR SECURITIES LOANED — 2.63%
Money Market Funds — 2.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.13%(c)	9,887,373	$9,887,373

Total Collateral for Securities Loaned/Money Market Funds (Cost $9,887,373)		9,887,373

Total Investments — 101.88% (Cost $406,009,267)		382,440,652

Liabilities in Excess of Other Assets(d) — (1.88)%		(7,042,729)

NET ASSETS — 100.00%		$375,397,923

(a)	All or a portion of the security is on loan as of September 30, 2025. The total value of the securities on loan as of September 30, 2025 was $51,195,290.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(d)	Includes cash collateral for securities loaned in the amount of $42,789,093. This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund

Schedule of Investments

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — 96.66%
Automotive — 3.72%
Gentex Corp.	350,330	$9,914,339

Banking — 3.96%
First Citizens BancShares, Inc., Class A	5,895	10,547,098

Beverages — 4.39%
Coca-Cola Consolidated, Inc.	99,890	11,703,112

Biotech & Pharma — 3.92%
Exelixis, Inc.(a)	253,305	10,461,497

Chemicals — 3.15%
Ecolab, Inc.	30,646	8,392,714

Commercial Support Services — 4.54%
Cintas Corp.	58,972	12,104,593

E-Commerce Discretionary — 4.59%
eBay, Inc.	134,460	12,229,137

Home Construction — 4.63%
Masco Corp.	175,380	12,344,998

Machinery — 3.87%
Parker-Hannifin Corp.	13,623	10,328,277

Medical Equipment & Devices — 3.89%
Waters Corp.(a)	34,562	10,362,033

Publishing & Broadcasting — 2.90%
New York Times Co. (The), Class A	134,670	7,730,058

Retail - Consumer Staples — 3.80%
Dollar General Corp.	98,105	10,139,152

Retail - Discretionary — 9.20%
O’Reilly Automotive, Inc.(a)	114,200	12,311,901
Ross Stores, Inc.	80,240	12,227,774
		24,539,675
Semiconductors — 19.60%
Applied Materials, Inc.	63,260	12,951,852
KLA Corp.	9,975	10,759,035
Lam Research Corp.	114,280	15,302,093
Teradyne, Inc.	96,210	13,242,344
		52,255,324
Software — 4.23%
Adobe, Inc.(a)	32,000	11,288,000

Specialty Finance — 3.43%
Synchrony Financial	128,850	9,154,793
	Shares	Fair Value
Technology Hardware — 4.28%
Zebra Technologies Corp., Class A(a)	38,380	$11,405,001

Transportation & Logistics — 4.88%
Union Pacific Corp.	55,007	13,002,004

Transportation Equipment — 3.68%
Allison Transmission Holdings, Inc.	115,715	9,821,889

Total Common Stocks/ Investments — 96.66% (Cost $234,447,878)		257,723,694

Other Assets in Excess of Liabilities— 3.34%		8,919,142

NET ASSETS — 100.00%		$266,642,836

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund

Schedule of Investments

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — 97.64%
Asset Management — 1.79%
Hamilton Lane, Inc., Class A	29,295	$3,948,673

Automotive — 2.52%
Gentex Corp.	196,345	5,556,564

Banking — 8.15%
First Citizens BancShares, Inc., Class A	1,785	3,193,651
First Commonwealth Financial Corp.	226,140	3,855,687
First Financial Bankshares, Inc.	116,860	3,932,338
Live Oak Bancshares, Inc.	103,962	3,661,542
QCR Holdings, Inc.	44,190	3,342,532
		17,985,750
Beverages — 2.04%
Coca-Cola Consolidated, Inc.	38,500	4,510,660

Biotech & Pharma — 2.73%
Exelixis, Inc.(a)	145,885	6,025,051

Chemicals — 1.12%
Orion Engineered Carbons SA	325,790	2,469,488

Construction Materials — 1.94%
Owens Corning	30,270	4,281,994

E-Commerce Discretionary — 2.57%
eBay, Inc.	62,450	5,679,828

Electrical Equipment — 6.99%
Acuity Brands, Inc.	4,745	1,634,131
Advanced Energy Industries, Inc.	15,380	2,616,753
Allegion PLC	38,360	6,803,146
Watts Water Technologies, Inc., Class A	15,650	4,370,732
		15,424,762
Engineering & Construction — 5.29%
Comfort Systems USA, Inc.	7,380	6,089,828
Frontdoor, Inc.(a)	83,300	5,605,257
		11,695,085
Food — 2.45%
Lancaster Colony Corp.	31,240	5,397,959
	Shares	Fair Value
Health Care Facilities & Services — 2.55%
Medpace Holdings, Inc.(a)	8,165	$4,198,117
Quest Diagnostics, Inc.	7,480	1,425,538
		5,623,655
Home Construction — 4.05%
Masco Corp.	93,875	6,607,860
PulteGroup, Inc.	17,800	2,351,914
		8,959,774
Hotels, Restaurants & Leisure — 2.25%
Expedia Group, Inc.	23,280	4,976,100

Insurance — 3.84%
Brown & Brown, Inc.	30,943	2,902,144
Old Republic International Corp.	131,630	5,590,326
		8,492,470
Machinery — 2.51%
Graco, Inc.	65,270	5,545,339

Medical Equipment & Devices — 3.63%
Align Technology, Inc.(a)	4,350	544,707
Dentsply Sirona, Inc.	238,560	3,027,325
Hologic, Inc.(a)	42,850	2,891,947
Waters Corp.(a)	5,200	1,559,012
		8,022,991
Oil & Gas Producers — 4.45%
Coterra Energy, Inc.	195,400	4,621,210
Devon Energy Corp.	148,804	5,217,068
		9,838,278
Publishing & Broadcasting — 2.27%
New York Times Co. (The), Class A	87,430	5,018,482

Real Estate — 3.14%
American Assets Trust, Inc.	193,355	3,928,974
Apple Hospitality REIT, Inc.	249,690	2,998,777
		6,927,751
REIT — 4.46%
Gaming and Leisure Properties, Inc.	57,900	2,698,719
Matson, Inc.	40,180	3,961,346
National Storage Affiliates Trust	105,490	3,187,908
		9,847,973
Retail - Consumer Staples — 0.44%
Dollar General Corp.	9,425	974,074

Retail - Discretionary — 1.77%
Advance Auto Parts, Inc.	63,600	3,905,040

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — (continued)
Semiconductors — 6.40%
Cirrus Logic, Inc.(a)	22,960	$2,876,658
IPG Photonics Corp.(a)	41,260	3,267,380
Power Integrations, Inc.	14,080	566,157
Teradyne, Inc.	54,035	7,437,378
		14,147,573
Software — 3.91%
Akamai Technologies, Inc.(a)	45,925	3,479,278
Concentrix Corp.	6,765	312,205
SS&C Technologies Holdings, Inc.	54,610	4,847,183
		8,638,666
Specialty Finance — 2.60%
Synchrony Financial	80,855	5,744,748

Steel — 1.40%
Steel Dynamics, Inc.	22,200	3,095,346

Technology Hardware — 3.76%
NetApp, Inc.	25,490	3,019,545
Zebra Technologies Corp., Class A(a)	17,780	5,283,505
		8,303,050
Technology Services — 4.09%
Leidos Holdings, Inc.	30,050	5,678,248
Science Applications International Corp.	33,875	3,366,159
		9,044,407
Transportation Equipment — 2.53%
Allison Transmission Holdings, Inc.	65,925	5,595,714

Total Common Stocks/ Investments — 97.64% (Cost $212,376,745)		215,677,245

Other Assets in Excess of Liabilities— 2.36%		5,216,546

NET ASSETS — 100.00%		$220,893,791

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund

Schedule of Investments

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — 99.34%
Apparel & Textile Products — 1.06%
Fossil Group, Inc.(a)	90,000	$231,300

Automotive — 1.73%
Cooper-Standard Holding, Inc.(a)	10,270	379,271

Beverages — 0.82%
Westrock Coffee Co.(a)	36,900	179,334

Biotech & Pharma — 5.60%
ANI Pharmaceuticals, Inc.(a)	3,650	334,340
Emergent BioSolutions, Inc.(a)	80,805	712,700
Vanda Pharmaceuticals, Inc.(a)	36,245	180,863
		1,227,903
Commercial Support Services — 2.62%
BrightView Holdings, Inc.(a)	19,760	264,784
LegalZoom.com, Inc.(a)	29,705	308,338
		573,122
Consumer Services — 1.60%
Coursera, Inc.(a)	29,905	350,188

Containers & Packaging — 1.06%
TriMas Corp.	6,000	231,840

Electrical Equipment — 3.03%
Allient, Inc.	6,700	299,825
nLIGHT, Inc.(a)	12,300	364,449
		664,274
Entertainment Content — 1.29%
Starz Entertainment Corp.(a)	19,200	282,816

Food — 3.69%
Limoneira Co.(a)	20,795	308,806
TreeHouse Foods, Inc.(a)	12,000	242,520
Utz Brands, Inc.	21,245	258,127
		809,453
Health Care Facilities & Services — 3.63%
Fortrea Holdings, Inc.(a)	38,365	323,033
NeoGenomics, Inc.(a)	33,225	256,497
Owens & Minor, Inc.(a)	45,000	216,000
		795,530
Home & Office Products — 0.58%
Traeger, Inc.(a)	105,000	128,100

Home Construction — 4.45%
Beazer Homes USA, Inc.(a)	14,280	350,574
	Shares	Fair Value
Home Construction — (continued)
Interface, Inc.	11,910	$344,675
Smith Douglas Homes Corp.(a)	15,900	280,794
		976,043
Household Products — 1.02%
Spectrum Brands, Inc.	4,260	223,778

Internet Media & Services — 1.25%
Groupon, Inc.(a)	11,775	274,946

Leisure Facilities & Services — 6.46%
BJ’s Restaurants, Inc.(a)	8,460	258,284
El Pollo Loco Holdings, Inc.(a)	28,165	273,200
Lindblad Expeditions Holdings, Inc.(a)	21,180	271,104
Portillo’s, Inc., Class A(a)	37,500	241,875
Red Robin Gourmet Burgers, Inc.(a)	53,995	370,405
		1,414,868
Medical Equipment & Devices — 2.37%
Neogen Corp.(a)	32,275	184,290
Treace Medical Concepts, Inc.(a)	49,980	335,366
		519,656
Oil & Gas Producers — 6.35%
Amplify Energy Corp.	55,000	288,750
Clean Energy Fuels Corp.(a)	79,175	204,272
Delek US Holdings, Inc.	14,765	476,466
Matador Resources Co.	9,400	422,342
		1,391,830
Oil & Gas Services & Equipment — 5.60%
Ameresco, Inc., Class A(a)	24,030	806,927
NPK International, Inc.(a)	37,170	420,393
		1,227,320
Publishing & Broadcasting — 1.61%
Clear Channel Outdoor Holdings, Inc.(a)	222,950	352,261

Real Estate — 1.09%
NexPoint Diversified Real Estate Trust(a)	64,614	238,426

REIT — 1.24%
FrontView REIT, Inc.	19,800	271,458

Renewable Energy — 4.50%
Complete Solaria, Inc.(a)(b)	50,425	88,748
Fluence Energy, Inc.(a)	34,400	371,520

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — (continued)
Renewable Energy — (continued)
Plug Power, Inc.(a)(b)	225,500	$525,415
		985,683
Retail - Discretionary — 3.17%
Build-A-Bear Workshop, Inc.	3,900	254,319
Citi Trends, Inc.	8,500	263,755
Shoe Carnival, Inc.	8,500	176,715
		694,789
Semiconductors — 1.29%
Ultra Clean Holdings, Inc.(a)	10,375	282,719

Software — 9.96%
Cerence, Inc.(a)	34,935	435,290
Domo, Inc.(a)	32,115	508,701
Evolent Health, Inc., Class A(a)	27,060	228,928
Porch Group, Inc.(a)	50,232	842,892
PubMatic, Inc., Class A(a)	20,100	166,428
		2,182,239
Specialty Finance — 4.72%
Dave, Inc.(a)	1,695	337,898
EZCORP, Inc., Class A(a)	20,000	380,801
PROG Holdings, Inc.(a)	9,740	315,186
		1,033,885
Technology Hardware — 5.87%
Daktronics, Inc.(a)	15,000	313,800
Digital Turbine, Inc.(a)	92,750	593,600
Sonos, Inc.(a)	24,000	379,200
		1,286,600
Technology Services — 5.46%
Green Dot Corp., Class A(a)	65,190	875,502
Repay Holdings Corp., Class A(a)	61,430	321,279
		1,196,781
Telecommunications — 1.49%
Shenandoah Telecommunications Co.	24,360	326,911

Transportation & Logistics — 2.57%
Bristow Group, Inc.(a)	7,345	265,008
Forward Air Corp.(a)	11,640	298,450
		563,458
Wholesale - Consumer Staples — 1.11%
Calavo Growers, Inc.(a)	9,460	243,500
	Shares	Fair Value
Wholesale - Discretionary — 1.05%
ThredUp, Inc., Class A(a)	24,410	$230,675

COLLATERAL FOR SECURITIES LOANED — 0.57%
Money Market Funds — 0.57%
Invesco Government & Agency Portfolio, Institutional Class, 4.13%(c)	124,591	124,591

Total Collateral for Securities Loaned/Money Market Funds (Cost $124,591)		124,591

Total Investments — 99.91% (Cost $19,492,767)		21,895,548

Other Assets in Excess of Liabilities(d) — 0.09%		18,657

NET ASSETS — 100.00%		$21,914,205

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2025. The total value of the securities on loan as of September 30, 2025 was $600,908.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(d)	Includes cash collateral for securities loaned in the amount of $539,185. This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund

Schedule of Investments

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — 95.91%
Advertising & Marketing — 1.13%
Omnicom Group, Inc.	16,025	$1,306,518

Aerospace & Defense — 0.38%
Textron, Inc.	5,230	441,883

Apparel & Textile Products — 1.64%
Crocs, Inc.(a)	2,530	211,382
Deckers Outdoor Corp.(a)	5,532	560,779
Ralph Lauren Corp.	2,025	634,958
Tapestry, Inc.	4,275	484,016
		1,891,135
Automotive — 1.00%
BorgWarner, Inc.	26,360	1,158,786

Banking — 3.01%
Cullen/Frost Bankers, Inc.	6,330	802,454
East West Bancorp, Inc.	8,635	919,196
Fifth Third Bancorp	39,265	1,749,256
		3,470,906
Beverages — 0.41%
Molson Coors Brewing Co., Class B	10,510	475,578

Biotech & Pharma — 3.87%
Biogen, Inc.(a)	12,830	1,797,226
Exelixis, Inc.(a)	23,100	954,030
United Therapeutics Corp.(a)	4,085	1,712,473
		4,463,729
Capital Markets — 1.02%
PPG Industries, Inc.	11,220	1,179,334

Chemicals — 1.74%
CF Industries Holdings, Inc.	22,380	2,007,486

Commercial Support Services — 1.87%
Cintas Corp.	8,630	1,771,394
Clean Harbors, Inc.(a)	1,650	383,163
		2,154,557
Construction Materials — 0.72%
Owens Corning	5,845	826,834

Electric Utilities — 0.58%
Vistra Corp.	3,390	664,169

Electrical Equipment — 4.20%
Acuity Brands, Inc.	1,355	466,648
Trane Technologies PLC	9,365	3,951,656
Vontier Corp.	10,155	426,205
		4,844,509
	Shares	Fair Value
Electronic Equipment, Instruments & Components — 1.07%
Zebra Technologies Corp., Class A(a)	4,160	$1,236,186

Engineering & Construction — 5.98%
Comfort Systems USA, Inc.	3,135	2,586,939
EMCOR Group, Inc.	6,245	4,056,377
TopBuild Corp.(a)	610	238,425
		6,881,741
Entertainment Content — 2.79%
Electronic Arts, Inc.	8,665	1,747,731
Fox Corp., Class B	25,500	1,460,895
		3,208,626
Health Care Facilities & Services — 4.58%
Cardinal Health, Inc.	5,085	798,142
Encompass Health Corp.	5,135	652,248
IQVIA Holdings, Inc.(a)	9,595	1,822,473
Labcorp Holdings, Inc.	3,630	1,042,028
Medpace Holdings, Inc.(a)	842	432,923
Quest Diagnostics, Inc.	2,805	534,577
		5,282,391
Home Construction — 3.09%
Masco Corp.	15,070	1,060,777
PulteGroup, Inc.	15,115	1,997,145
Toll Brothers, Inc.	3,670	506,974
		3,564,896
Hotels, Restaurants & Leisure — 0.65%
Darden Restaurants, Inc.	3,945	750,970

Industrial Support Services — 1.94%
W.W. Grainger, Inc.	2,351	2,240,409

Institutional Financial Services — 0.39%
Bank of New York Mellon Corp. (The)	4,170	454,363

Insurance — 3.89%
Aflac, Inc.	3,185	355,765
Assurant, Inc.	4,462	966,469
Hartford Financial Services Group, Inc. (The)	23,700	3,161,343
		4,483,577
Leisure Facilities & Services — 1.28%
Hilton Worldwide Holdings, Inc.	1,965	509,800
Texas Roadhouse, Inc.	5,835	969,485
		1,479,285
Machinery — 2.82%
Curtiss-Wright Corp.	2,760	1,498,514

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — (continued)
Machinery — (continued)
Donaldson Co., Inc.	6,895	$564,356
Lincoln Electric Holdings, Inc.	5,065	1,194,479
		3,257,349
Medical Equipment & Devices — 2.46%
Agilent Technologies, Inc.	8,635	1,108,302
GE HealthCare Technologies, Inc.	4,935	370,619
Mettler-Toledo International, Inc.(a)	610	748,842
ResMed, Inc.	2,210	604,943
		2,832,706
Oil & Gas Producers — 3.21%
Cheniere Energy, Inc.	5,755	1,352,310
Coterra Energy, Inc.	23,450	554,593
Devon Energy Corp.	17,885	627,048
HF Sinclair Corp.	9,760	510,838
Murphy USA, Inc.	1,680	652,277
		3,697,066
Oil & Gas Services & Equipment — 3.88%
Baker Hughes Co., Class A	33,395	1,627,004
TechnipFMC PLC	72,145	2,846,120
		4,473,124
Publishing & Broadcasting — 0.35%
Nexstar Media Group, Inc.	2,065	408,333

Real Estate — 0.30%
Lineage, Inc.	9,100	351,624

Real Estate Services — 2.17%
CBRE Group, Inc., Class A(a)	15,890	2,503,629

REIT — 0.72%
Gaming and Leisure Properties, Inc.	4,525	210,910
Mid-America Apartment Communities, Inc.	1,980	276,665
Weyerhaeuser Co.	13,645	338,260
		825,835
Retail - Consumer Staples — 5.96%
BJ’s Wholesale Club Holdings, Inc.(a)	32,615	3,041,348
Casey’s General Stores, Inc.	1,675	946,911
Kroger Co. (The)	42,670	2,876,385
		6,864,644
	Shares	Fair Value
Retail - Discretionary — 7.13%
Best Buy Co., Inc.	6,690	$505,898
Builders FirstSource, Inc.(a)	7,200	873,000
O’Reilly Automotive, Inc.(a)	6,300	679,203
Ross Stores, Inc.	16,745	2,551,771
Ulta Beauty, Inc.(a)	6,585	3,600,348
		8,210,220
Software — 1.48%
Manhattan Associates, Inc.(a)	8,310	1,703,384

Specialty Finance — 0.94%
Synchrony Financial	15,285	1,085,999

Steel — 1.63%
Commercial Metals Co.	14,730	843,734
Nucor Corp.	2,200	297,946
Reliance Steel & Aluminum Co.	2,635	739,987
		1,881,667
Technology Hardware — 9.39%
F5, Inc.(a)	11,775	3,805,562
Jabil, Inc.	19,095	4,146,862
NetApp, Inc.	24,255	2,873,247
		10,825,671
Technology Services — 3.22%
Amdocs Ltd.	4,495	368,815
Cognizant Technology Solutions Corp., Class A	6,425	430,925
Corpay, Inc.(a)	3,305	952,038
MSCI, Inc.	2,238	1,269,863
Parsons Corp.(a)	2,675	221,811
Science Applications International Corp.	4,770	473,995
		3,717,447
Transportation & Logistics — 0.55%
JB Hunt Transport Services, Inc.	4,765	639,320

Transportation Equipment — 2.47%
Cummins, Inc.	6,755	2,853,109

Total Common Stocks/ Investments — 95.91%
(Cost $101,491,663)		110,598,995

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
COMMON STOCKS — (continued)
Total Common Stocks/ Investments — 95.91%

Other Assets in Excess of Liabilities— 4.09%		$4,717,649

NET ASSETS — 100.00%		$115,316,644

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Assets and Liabilities

September 30, 2025

	FullerThaler Behavioral Small- Cap Equity Fund	FullerThaler Behavioral Small- Cap Growth Fund	FullerThaler Behavioral Mid- Cap Value Fund
Assets
Investments in securities at fair value (cost $8,559,869,596, $2,878,460,955 and $406,009,267)	$11,238,680,924	$3,451,465,096	$382,440,652
Cash and cash equivalents	56,709,805	50,000,000	2,008,207
Receivable for fund shares sold	25,874,082	4,797,030	807,726
Receivable for investments sold	18,979,406	—	—
Dividends and interest receivable	8,219,275	157,695	510,412
Cash collateral for securities loaned	224,009,961	157,635,998	42,789,093
Securities lending income receivable	16,852	7,795	1,731
Prepaid expenses	125,231	76,816	45,323
Total Assets	11,572,615,536	3,664,140,430	428,603,144
Liabilities
Payable for investments purchased	14,665,372	—	—
Payable for fund shares redeemed	8,548,660	46,950,041	273,155
Payable for collateral upon return of securities loaned	275,772,450	194,061,305	52,676,466
Payable to Adviser	5,563,524	2,093,044	177,857
Accrued 12b-1 fees	98,773	40,202	5,190
Accrued administrative service fees	944,959	272,316	38,801
Payable to affiliates	104,383	32,165	4,958
Payable to auditors	4,208	4,208	4,208
Payable to trustees	212	212	212
Other accrued expenses	425,243	235,066	24,374
Total Liabilities	306,127,784	243,688,559	53,205,221
Net Assets	$11,266,487,752	$3,420,451,871	$375,397,923
Net Assets consist of:
Paid-in capital	$8,581,498,237	$3,237,137,705	$405,164,654
Accumulated earnings (deficit)	2,684,989,515	183,314,166	(29,766,731)
Net Assets	$11,266,487,752	$3,420,451,871	$375,397,923

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Assets and Liabilities (continued)

September 30, 2025

	FullerThaler Behavioral Small- Cap Equity Fund	FullerThaler Behavioral Small- Cap Growth Fund	FullerThaler Behavioral Mid- Cap Value Fund
R6 Shares:
Net Assets	$2,704,204,504	$942,205,322	$68,408,253
Shares outstanding (unlimited number of shares authorized, no par value)	53,840,518	17,826,746	2,023,408
Net asset value, offering and redemption price per share	$50.23	$52.85	$33.81
Institutional Shares:
Net Assets	$7,892,008,778	$2,349,763,766	$297,190,670
Shares outstanding (unlimited number of shares authorized, no par value)	158,798,694	44,794,475	8,800,765
Net asset value, offering and redemption price per share	$49.70	$52.46	$33.77
Investor Shares:
Net Assets	$626,857,261	$77,728,623	$5,781,509
Shares outstanding (unlimited number of shares authorized, no par value)	12,738,988	1,515,831	172,198
Net asset value, offering and redemption price per share	$49.21	$51.28	$33.57
A Shares:
Net Assets	$30,920,531	$26,607,262	$2,464,404
Shares outstanding (unlimited number of shares authorized, no par value)	630,225	520,661	73,547
Net asset value, offering and redemption price per share	$49.06	$51.10	$33.51
Maximum offering price per share (Note 1)	$52.05	$54.22	$35.55
C Shares:
Net Assets	$12,496,678	$24,146,898	$1,553,087
Shares outstanding (unlimited number of shares authorized, no par value)	260,167	489,894	46,799
Net asset value, offering and redemption price per share	$48.03	$49.29	$33.19

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Assets and Liabilities (continued)

September 30, 2025

	FullerThaler Behavioral Unconstrained Equity Fund	FullerThaler Behavioral Small- Mid Core Equity Fund
Assets
Investments in securities at fair value (cost $234,447,878 and $212,376,745)	$257,723,694	$215,677,245
Cash and cash equivalents	7,927,299	5,062,300
Receivable for fund shares sold	1,171,764	300,802
Dividends and interest receivable	67,733	131,843
Prepaid expenses	47,979	25,606
Total Assets	266,938,469	221,197,796
Liabilities
Payable for fund shares redeemed	95,873	138,663
Payable to Adviser	151,272	111,581
Accrued 12b-1 fees	3,734	223
Accrued administrative service fees	11,962	26,282
Payable to affiliates	3,955	3,630
Payable to auditors	4,208	4,047
Payable to trustees	212	212
Other accrued expenses	24,417	19,367
Total Liabilities	295,633	304,005
Net Assets	$266,642,836	$220,893,791
Net Assets consist of:
Paid-in capital	$252,920,312	$224,704,817
Accumulated earnings (deficit)	13,722,524	(3,811,026)
Net Assets	$266,642,836	$220,893,791
R6 Shares:
Net Assets	$84,899,303	$37,464,125
Shares outstanding (unlimited number of shares authorized, no par value)	1,473,642	947,648
Net asset value, offering and redemption price per share	$57.61	$39.53
Institutional Shares:
Net Assets	$173,034,509	$181,315,602
Shares outstanding (unlimited number of shares authorized, no par value)	3,008,369	4,586,333
Net asset value, offering and redemption price per share	$57.52	$39.53
A Shares:
Net Assets	$7,027,609	$1,983,364
Shares outstanding (unlimited number of shares authorized, no par value)	123,093	50,556
Net asset value, offering and redemption price per share	$57.09	$39.23
Maximum offering price per share (Note 1)	$60.57	$41.62
C Shares:
Net Assets	$1,681,415	$130,700
Shares outstanding (unlimited number of shares authorized, no par value)	29,886	3,334
Net asset value, offering and redemption price per share	$56.26	$39.20

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Assets and Liabilities (continued)

September 30, 2025

	FullerThaler Behavioral Micro- Cap Equity Fund	FullerThaler Behavioral Mid- Cap Equity Fund
Assets
Investments in securities at fair value (cost $19,492,767 and $101,491,663)	$21,895,548	$110,598,995
Cash and cash equivalents	146,063	4,707,611
Receivable for fund shares sold	250	—
Dividends and interest receivable	8,783	80,157
Cash collateral for securities loaned	539,185	—
Securities lending income receivable	1,142	—
Prepaid expenses	10,476	11,643
Total Assets	22,601,447	115,398,406
Liabilities
Payable for fund shares redeemed	—	1,507
Payable for collateral upon return of securities loaned	663,776	—
Payable to Adviser	11,791	52,894
Accrued administrative service fees	1,901	9,180
Payable to affiliates	1,988	2,072
Payable to auditors	4,208	4,208
Payable to trustees	212	212
Other accrued expenses	3,366	11,689
Total Liabilities	687,242	81,762
Net Assets	$21,914,205	$115,316,644
Net Assets consist of:
Paid-in capital	$27,351,698	$110,476,041
Accumulated earnings (deficit)	(5,437,493)	4,840,603
Net Assets	$21,914,205	$115,316,644
Institutional Shares:
Net Assets	$21,914,205	$115,316,644
Shares outstanding (unlimited number of shares authorized, no par value)	788,876	4,158,943
Net asset value, offering and redemption price per share	$27.78	$27.73

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Operations

For the fiscal year ended September 30, 2025

	FullerThaler Behavioral Small- Cap Equity Fund	FullerThaler Behavioral Small- Cap Growth Fund	FullerThaler Behavioral Mid- Cap Value Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $10,407, $– and $1,164)	$140,965,909	$7,032,131	$8,971,757
Interest income	2,004,033	1,589,883	389,253
Securities lending income	240,794	132,238	25,711
Total investment income	143,210,736	8,754,252	9,386,721
Expenses:
Adviser	62,420,437	21,930,384	2,974,927
Administrative Services - Institutional Shares	9,014,439	2,654,736	439,943
Administrative Services - Investor Shares	962,354	100,795	11,737
Administrative Services - A Shares	42,475	24,474	2,919
12b-1 fees - Investor Shares	1,491,037	153,748	18,124
12b-1 fees - A Shares	58,889	46,970	6,294
12b-1 fees - C Shares	127,954	210,984	14,451
ReFlow fees (Note 9)	1,626,915	1,512,248	124,020
Administration	878,892	222,303	39,074
Report printing	391,961	152,068	24,942
Custodian	276,253	75,191	17,608
Fund accounting	264,735	65,604	10,047
Registration	233,544	212,881	104,477
Transfer agent	136,252	33,773	5,170
Legal	48,488	11,276	11,632
Trustee	18,239	18,240	18,240
Audit and tax preparation	17,588	17,588	17,587
Compliance services	6,000	6,000	6,000
Miscellaneous	254,156	236,365	39,243
Total expenses	78,270,608	27,685,628	3,886,435
Fees contractually waived by Adviser	—	(2,100,872)	(662,732)
Net operating expenses	78,270,608	25,584,756	3,223,703
Net investment income (loss)	64,940,128	(16,830,504)	6,163,018
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized gain (loss) on investment securities transactions	201,572,753	(289,101,436)	7,644,421
Net realized gain from in-kind redemptions (Note 2)	775,460,133	373,749,009	29,317,916
Net change in unrealized appreciation (depreciation) of investment securities	(118,790,497)	357,432,084	(52,334,279)
Net realized and change in unrealized gain (loss) on investments and in-kind redemptions	858,242,389	442,079,657	(15,371,942)
Net increase (decrease) in net assets resulting from operations	$923,182,517	$425,249,153	$(9,208,924)

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Operations (continued)

For the fiscal year ended September 30, 2025

	FullerThaler Behavioral Unconstrained Equity Fund	FullerThaler Behavioral Small- Mid Core Equity Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $– and $3,020)	$1,987,784	$2,943,961
Interest income	165,878	154,054
Securities lending income	1,339	268
Total investment income	2,155,001	3,098,283
Expenses:
Adviser	1,590,608	1,282,965
Administrative Services - Institutional Shares	128,698	164,951
Administrative Services - A Shares	6,459	2,829
12b-1 fees - A Shares	10,366	4,588
12b-1 fees - C Shares	12,020	756
ReFlow fees (Note 9)	95,379	100,847
Registration	85,631	51,318
Administration	21,796	18,691
Trustee	18,240	18,239
Audit and tax preparation	16,018	15,757
Custodian	12,153	10,854
Legal	11,632	11,632
Report printing	8,797	9,491
Compliance services	6,000	6,000
Fund accounting	4,805	4,089
Transfer agent	2,474	2,107
Miscellaneous	52,196	44,306
Total expenses	2,083,272	1,749,420
Fees contractually waived by Adviser	(228,193)	(295,466)
Net operating expenses	1,855,079	1,453,954
Net investment income	299,922	1,644,329
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized loss on investment securities transactions	(5,388,308)	(7,398,026)
Net realized gain from in-kind redemptions (Note 2)	25,849,556	19,880,384
Net change in unrealized appreciation (depreciation) of investment securities	7,287,032	(6,730,679)
Net realized and change in unrealized gain on investments and in-kind redemptions	27,748,280	5,751,679
Net increase in net assets resulting from operations	$28,048,202	$7,396,008

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Operations (continued)

For the fiscal year ended September 30, 2025

	FullerThaler Behavioral Micro- Cap Equity Fund	FullerThaler Behavioral Mid- Cap Equity Fund
Investment Income:
Dividend income	$95,841	$999,787
Interest income	6,728	144,189
Securities lending income	2,017	—
Total investment income	104,586	1,143,976
Expenses:
Adviser	288,678	707,873
Administrative Services - Institutional Shares	18,820	65,812
Trustee	18,240	18,185
Audit and tax preparation	15,757	16,300
Administration	12,712	12,969
Legal	11,632	11,632
ReFlow fees (Note 9)	11,444	34,036
Registration	11,371	35,822
Compliance services	6,000	6,000
Report printing	3,937	7,277
Fund accounting	2,658	2,736
Custodian	1,525	7,411
Transfer agent	1,367	1,407
Miscellaneous	24,165	32,205
Total expenses	428,306	959,665
Fees contractually waived by Adviser	(162,519)	(185,113)
Net operating expenses	265,787	774,552
Net investment income (loss)	(161,201)	369,424
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized loss on investment securities transactions	(3,067,177)	(4,214,808)
Net realized gain from in-kind redemptions (Note 2)	4,219,317	7,436,188
Net change in unrealized appreciation of investment securities	1,534,985	5,491,767
Net realized and change in unrealized gain on investments and in-kind redemptions	2,687,125	8,713,147
Net increase in net assets resulting from operations	$2,525,924	$9,082,571

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets

	FullerThaler Behavioral Small-Cap Equity Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$64,940,128	$73,196,931
Net realized gain on investment securities transactions	201,572,753	756,359,745
Net realized gain from in-kind redemptions (Note 2)	775,460,133	158,445,440
Net change in unrealized appreciation (depreciation) of investment securities	(118,790,497)	1,589,165,386
Net increase in net assets resulting from operations	923,182,517	2,577,167,502
Distributions to Shareholders from Earnings:
R6 Shares	(183,140,083)	(38,464,493)
Institutional Shares	(550,261,959)	(96,726,072)
Investor Shares	(43,101,094)	(6,978,693)
A Shares	(1,470,596)	(205,854)
C Shares	(970,315)	(154,519)
Total distributions	(778,944,047)	(142,529,631)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	1,822,709,905	642,118,193
Reinvestment of distributions	81,804,274	13,969,899
Amount paid for shares redeemed	(1,684,029,426)	(622,063,452)
Total R6 Shares	220,484,753	34,024,640
Institutional Shares:
Proceeds from shares sold	2,449,918,938	1,992,907,709
Reinvestment of distributions	397,298,409	71,521,191
Amount paid for shares redeemed	(2,386,364,380)	(1,062,698,644)
Total Institutional Shares	460,852,967	1,001,730,256
Investor Shares:
Proceeds from shares sold	478,437,188	348,835,436
Reinvestment of distributions	40,331,373	6,551,462
Amount paid for shares redeemed	(480,099,018)	(254,713,480)
Total Investor Shares	38,669,543	100,673,418
A Shares:
Proceeds from shares sold	19,742,005	3,315,049
Reinvestment of distributions	1,326,751	193,537
Amount paid for shares redeemed	(8,637,293)	(1,508,076)
Total A Shares	12,431,463	2,000,510
C Shares:
Proceeds from shares sold	721,163	1,679,705
Reinvestment of distributions	851,371	135,608
Amount paid for shares redeemed	(3,438,614)	(4,137,482)
Total C Shares	(1,866,080)	(2,322,169)
Net increase in net assets resulting from capital transactions	730,572,646	1,136,106,655
Total Increase in Net Assets	874,811,116	3,570,744,526

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap Equity Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net Assets
Beginning of year	10,391,676,636	6,820,932,110
End of year	$11,266,487,752	$10,391,676,636
Share Transactions:
R6 Shares:
Shares sold	38,937,251	14,582,377
Shares issued in reinvestment of distributions	1,662,967	343,843
Shares redeemed	(35,904,489)	(14,038,485)
Total R6 Shares	4,695,729	887,735
Institutional Shares:
Shares sold	53,522,424	46,161,417
Shares issued in reinvestment of distributions	8,162,866	1,772,109
Shares redeemed	(52,444,664)	(24,765,309)
Total Institutional Shares	9,240,626	23,168,217
Investor Shares:
Shares sold	10,014,264	8,029,438
Shares issued in reinvestment of distributions	835,193	164,159
Shares redeemed	(10,105,376)	(5,720,956)
Total Investor Shares	744,081	2,472,641
A Shares:
Shares sold	436,864	76,199
Shares issued in reinvestment of distributions	27,545	4,865
Shares redeemed	(191,119)	(34,502)
Total A Shares	273,290	46,562
C Shares:
Shares sold	16,600	41,137
Shares issued in reinvestment of distributions	17,980	3,533
Shares redeemed	(78,279)	(97,808)
Total C Shares	(43,699)	(53,138)

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap Growth Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(16,830,504)	$(5,978,007)
Net realized loss on investment securities transactions	(289,101,436)	(55,687,020)
Net realized gain from in-kind redemptions (Note 2)	373,749,009	110,489,198
Net change in unrealized appreciation of investment securities	357,432,084	176,843,197
Net increase in net assets resulting from operations	425,249,153	225,667,368
Capital Transactions:
R6 Shares:
Proceeds from shares sold	1,639,065,640	834,105,146
Amount paid for shares redeemed	(1,250,981,248)	(500,171,916)
Total R6 Shares	388,084,392	333,933,230
Institutional Shares:
Proceeds from shares sold	2,399,989,380	1,406,680,327
Amount paid for shares redeemed	(1,744,865,750)	(425,711,117)
Total Institutional Shares	655,123,630	980,969,210
Investor Shares:
Proceeds from shares sold	46,310,186	37,665,104
Amount paid for shares redeemed	(24,190,067)	(11,746,279)
Total Investor Shares	22,120,119	25,918,825
A Shares:
Proceeds from shares sold	19,412,655	15,550,783
Amount paid for shares redeemed	(10,115,053)	(4,472,568)
Total A Shares	9,297,602	11,078,215
C Shares:
Proceeds from shares sold	8,639,631	13,971,920
Amount paid for shares redeemed	(5,776,189)	(967,762)
Total C Shares	2,863,442	13,004,158
Net increase in net assets resulting from capital transactions	1,077,489,185	1,364,903,638
Total Increase in Net Assets	1,502,738,338	1,590,571,006

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap Growth Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net Assets
Beginning of year	1,917,713,533	327,142,527
End of year	$3,420,451,871	$1,917,713,533
Share Transactions:
R6 Shares:
Shares sold	35,262,398	20,009,860
Shares redeemed	(27,105,266)	(12,036,589)
Total R6 Shares	8,157,132	7,973,271
Institutional Shares:
Shares sold	52,112,485	33,462,072
Shares redeemed	(38,488,188)	(10,035,698)
Total Institutional Shares	13,624,297	23,426,374
Investor Shares:
Shares sold	1,011,893	932,886
Shares redeemed	(546,132)	(288,778)
Total Investor Shares	465,761	644,108
A Shares:
Shares sold	439,408	376,184
Shares redeemed	(231,556)	(108,454)
Total A Shares	207,852	267,730
C Shares:
Shares sold	193,138	365,858
Shares redeemed	(142,584)	(24,731)
Total C Shares	50,554	341,127

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Value Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$6,163,018	$6,197,434
Net realized gain (loss) on investment securities transactions	7,644,421	(18,381,914)
Net realized gain from in-kind redemptions (Note 2)	29,317,916	48,729,315
Net change in unrealized appreciation (depreciation) of investment securities	(52,334,279)	53,612,939
Net increase (decrease) in net assets resulting from operations	(9,208,924)	90,157,774
Distributions to Shareholders from Earnings:
R6 Shares	(965,360)	(3,002,777)
Institutional Shares	(4,656,152)	(3,070,489)
Investor Shares	(84,439)	(116,331)
A Shares	(29,494)	(31,492)
C Shares	(11,171)	(5,900)
Total distributions	(5,746,616)	(6,226,989)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	120,978,429	218,690,831
Reinvestment of distributions	219,772	3,002,777
Amount paid for shares redeemed	(108,792,635)	(413,622,813)
Total R6 Shares	12,405,566	(191,929,205)
Institutional Shares:
Proceeds from shares sold	214,273,019	152,603,512
Reinvestment of distributions	4,433,543	2,875,745
Amount paid for shares redeemed	(204,337,805)	(92,487,906)
Total Institutional Shares	14,368,757	62,991,351
Investor Shares:
Proceeds from shares sold	1,227,438	1,823,305
Reinvestment of distributions	81,014	115,706
Amount paid for shares redeemed	(3,414,458)	(3,857,644)
Total Investor Shares	(2,106,006)	(1,918,633)
A Shares:
Proceeds from shares sold	1,148,942	580,151
Reinvestment of distributions	29,494	31,492
Amount paid for shares redeemed	(1,136,918)	(286,474)
Total A Shares	41,518	325,169
C Shares:
Proceeds from shares sold	665,825	710,246
Reinvestment of distributions	11,171	5,900
Amount paid for shares redeemed	(230,263)	(50,774)
Total C Shares	446,733	665,372
Net increase (decrease) in net assets resulting from capital transactions	25,156,568	(129,865,946)
Total Increase (Decrease) in Net Assets	10,201,028	(45,935,161)

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Value Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net Assets
Beginning of year	365,196,895	411,132,056
End of year	$375,397,923	$365,196,895
Share Transactions:
R6 Shares:
Shares sold	3,582,098	6,981,526
Shares issued in reinvestment of distributions	6,424	96,801
Shares redeemed	(3,234,954)	(13,232,869)
Total R6 Shares	353,568	(6,154,542)
Institutional Shares:
Shares sold	6,268,444	4,833,218
Shares issued in reinvestment of distributions	129,674	92,766
Shares redeemed	(6,085,948)	(3,094,930)
Total Institutional Shares	312,170	1,831,054
Investor Shares:
Shares sold	36,311	58,866
Shares issued in reinvestment of distributions	2,377	3,743
Shares redeemed	(101,673)	(122,316)
Total Investor Shares	(62,985)	(59,707)
A Shares:
Shares sold	34,228	18,854
Shares issued in reinvestment of distributions	867	1,019
Shares redeemed	(34,514)	(9,195)
Total A Shares	581	10,678
C Shares:
Shares sold	20,194	22,924
Shares issued in reinvestment of distributions	330	192
Shares redeemed	(6,997)	(1,576)
Total C Shares	13,527	21,540

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Unconstrained Equity Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$299,922	$157,474
Net realized loss on investment securities transactions	(5,388,308)	(896,346)
Net realized gain from in-kind redemptions (Note 2)	25,849,556	7,772,890
Net change in unrealized appreciation of investment securities	7,287,032	16,022,316
Net increase in net assets resulting from operations	28,048,202	23,056,334
Distributions to Shareholders from Earnings:
R6 Shares	(116,155)	(124,358)
Institutional Shares	(75,467)	(32,753)
A Shares	(1,377)	—
Total distributions	(192,999)	(157,111)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	100,237,174	34,114,372
Reinvestment of distributions	77,098	73,434
Amount paid for shares redeemed	(79,194,150)	(28,838,864)
Total R6 Shares	21,120,122	5,348,942
Institutional Shares:
Proceeds from shares sold	203,066,493	56,015,936
Reinvestment of distributions	73,264	32,139
Amount paid for shares redeemed	(104,992,146)	(19,577,530)
Total Institutional Shares	98,147,611	36,470,545
A Shares:
Proceeds from shares sold	5,825,292	1,605,114
Reinvestment of distributions	1,377	—
Amount paid for shares redeemed	(1,149,415)	(107,777)
Total A Shares	4,677,254	1,497,337
C Shares:
Proceeds from shares sold	866,387	717,956
Amount paid for shares redeemed	(117,097)	(20,654)
Total C Shares	749,290	697,302
Net increase in net assets resulting from capital transactions	124,694,277	44,014,126
Total Increase in Net Assets	152,549,480	66,913,349

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Unconstrained Equity Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net Assets
Beginning of year	114,093,356	47,180,007
End of year	$266,642,836	$114,093,356
Share Transactions:
R6 Shares:
Shares sold	1,911,673	785,797
Shares issued in reinvestment of distributions	1,482	1,816
Shares redeemed	(1,501,436)	(660,207)
Total R6 Shares	411,719	127,406
Institutional Shares:
Shares sold	3,861,483	1,174,412
Shares issued in reinvestment of distributions	1,409	797
Shares redeemed	(1,995,977)	(414,135)
Total Institutional Shares	1,866,915	761,074
A Shares:
Shares sold	113,023	33,065
Shares issued in reinvestment of distributions	27	—
Shares redeemed	(22,290)	(2,340)
Total A Shares	90,760	30,725
C Shares:
Shares sold	16,676	15,059
Shares redeemed	(2,266)	(413)
Total C Shares	14,410	14,646

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small–Mid Core Equity Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,644,329	$827,047
Net realized loss on investment securities transactions	(7,398,026)	(1,334,799)
Net realized gain from in-kind redemptions (Note 2)	19,880,384	6,112,648
Net change in unrealized appreciation (depreciation) of investment securities	(6,730,679)	12,117,215
Net increase in net assets resulting from operations	7,396,008	17,722,111
Distributions to Shareholders from Earnings:
R6 Shares(a)	(160,048)	—
Institutional Shares	(889,882)	(427,648)
A Shares	(10,601)	(5,372)
C Shares(a)	(640)	—
Total distributions	(1,061,171)	(433,020)
Capital Transactions:
R6 Shares:(a)
Proceeds from shares sold	105,611,740	—
Reinvestment of distributions	160,047	—
Amount paid for shares redeemed	(69,650,221)	—
Total R6 Shares	36,121,566	—
Institutional Shares:
Proceeds from shares sold	231,542,253	131,713,143
Reinvestment of distributions	744,189	367,630
Amount paid for shares redeemed	(176,448,935)	(70,191,869)
Total Institutional Shares	55,837,507	61,888,904
A Shares:
Proceeds from shares sold	945,591	1,507,885
Reinvestment of distributions	10,519	5,372
Amount paid for shares redeemed	(627,204)	(684,593)
Total A Shares	328,906	828,664
C Shares:(a)
Proceeds from shares sold	132,973	—
Reinvestment of distributions	640	—
Amount paid for shares redeemed	(74)	—
Total C Shares	133,539	—
Net increase in net assets resulting from capital transactions	92,421,518	62,717,568
Total Increase in Net Assets	98,756,355	80,006,659

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small–Mid Core Equity Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net Assets
Beginning of year	122,137,436	42,130,777
End of year	$220,893,791	$122,137,436
Share Transactions:
R6 Shares:(a)
Shares sold	2,784,984	—
Shares issued in reinvestment of distributions	4,146	—
Shares redeemed	(1,841,482)	—
Total R6 Shares	947,648	—
Institutional Shares:
Shares sold	6,146,595	3,674,947
Shares issued in reinvestment of distributions	19,265	10,759
Shares redeemed	(4,626,220)	(1,972,037)
Total Institutional Shares	1,539,640	1,713,669
A Shares:
Shares sold	24,869	45,726
Shares issued in reinvestment of distributions	274	158
Shares redeemed	(16,741)	(21,988)
Total A Shares	8,402	23,896
C Shares:(a)
Shares sold	3,319	—
Shares issued in reinvestment of distributions	17	—
Shares redeemed	(2)	—
Total C Shares	3,334	—

(a)	For the period October 7, 2024 (commencement of operations) to September 30, 2025.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Micro-Cap Equity Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(161,201)	$43,911
Net realized loss on investment securities transactions	(3,067,177)	(680,922)
Net realized gain from in-kind redemptions (Note 2)	4,219,317	2,253,815
Net change in unrealized appreciation (depreciation) of investment securities	1,534,985	(951,458)
Net increase in net assets resulting from operations	2,525,924	665,346
Distributions to Shareholders from Earnings:
Institutional Shares	(16,290)	—
Return of capital	(8,910)	—
Total distributions	(25,200)	—
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	18,726,241	13,039,835
Reinvestment of distributions	24,029	—
Amount paid for shares redeemed	(18,406,293)	(12,679,496)
Total Institutional Shares	343,977	360,339
Net increase in net assets resulting from capital transactions	343,977	360,339
Total Increase in Net Assets	2,844,701	1,025,685
Net Assets
Beginning of year	19,069,504	18,043,819
End of year	$21,914,205	$19,069,504
Share Transactions:
Institutional Shares:
Shares sold	743,795	515,061
Shares issued in reinvestment of distributions	886	—
Shares redeemed	(724,475)	(500,871)
Total Institutional Shares	20,206	14,190

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Equity Fund
	For the Year Ended September 30, 2025	For the Period Ended September 30, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$369,424	$169,830
Net realized loss on investment securities transactions	(4,214,808)	(325,727)
Net realized gain from in-kind redemptions (Note 2)	7,436,188	2,196,580
Net change in unrealized appreciation of investment securities	5,491,767	3,615,565
Net increase in net assets resulting from operations	9,082,571	5,656,248
Distributions to Shareholders from Earnings:
Institutional Shares	(250,877)	(17,386)
Total distributions	(250,877)	(17,386)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	102,017,644	80,067,541
Reinvestment of distributions	148,133	16,879
Amount paid for shares redeemed	(61,076,102)	(20,328,007)
Total Institutional Shares	41,089,675	59,756,413
Net increase in net assets resulting from capital transactions	41,089,675	59,756,413
Total Increase in Net Assets	49,921,369	65,395,275
Net Assets
Beginning of year	65,395,275	—
End of year	$115,316,644	$65,395,275
Share Transactions:
Institutional Shares:
Shares sold	3,951,151	3,395,766
Shares issued in reinvestment of distributions	5,827	760
Shares redeemed	(2,354,873)	(839,688)
Total Institutional Shares	1,602,105	2,556,838

(a)	For the period October 2, 2023 (commencement of operations) to September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – R6 Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$49.56	$37.18	$31.61	$36.83	$24.76

Income from investment operations:
Net investment income(a)	0.34	0.42	0.40	0.33	0.49
Net realized and unrealized gain (loss) on investments	4.00	12.76	5.63	(4.09)	11.71
Total from investment operations	4.34	13.18	6.03	(3.76)	12.20

Less distributions to shareholders from:
Net investment income	(0.37)	(0.45)	(0.29)	(0.18)	(0.13)
Net realized gains	(3.30)	(0.35)	(0.17)	(1.28)	—
Total from distributions	(3.67)	(0.80)	(0.46)	(1.46)	(0.13)

Net asset value, end of year	$50.23	$49.56	$37.18	$31.61	$36.83

Total Return (b)	8.98%	35.90%	19.16%	(10.81)%	49.38%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$2,704,205	$2,435,752	$1,794,005	$1,335,836	$1,395,653
Before waiver or recoupment:
Ratio of expenses to average net assets	0.64%	0.63%	0.64%	0.65%	0.64%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.64%	0.63%	0.64%	0.65%	0.64%
Ratio of net investment income to average net assets	0.74%	0.96%	1.10%	0.94%	1.42%
Portfolio turnover(c)(d)	28%	41%	35%	35%	31%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – Institutional Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$49.08	$36.83	$31.32	$36.51	$24.55

Income from investment operations:
Net investment income(a)	0.28	0.36	0.36	0.29	0.44
Net realized and unrealized gain (loss) on investments	3.96	12.65	5.57	(4.05)	11.62
Total from investment operations	4.24	13.01	5.93	(3.76)	12.06

Less distributions to shareholders from:
Net investment income	(0.32)	(0.41)	(0.25)	(0.15)	(0.10)
Net realized gains	(3.30)	(0.35)	(0.17)	(1.28)	—
Total from distributions	(3.62)	(0.76)	(0.42)	(1.43)	(0.10)

Net asset value, end of year	$49.70	$49.08	$36.83	$31.32	$36.51

Total Return (b)	8.84%	35.75%	19.03%	(10.90)%	49.24%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$7,892,009	$7,340,677	$4,654,951	$3,439,879	$3,599,929
Before waiver or recoupment:
Ratio of expenses to average net assets	0.76%	0.76%	0.75%	0.74%	0.75%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.76%	0.76%	0.75%	0.74%	0.75%
Ratio of net investment income to average net assets	0.61%	0.84%	0.98%	0.83%	1.28%
Portfolio turnover(c)(d)	28%	41%	35%	35%	31%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – Investor Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$48.64	$36.53	$31.08	$36.25	$24.39

Income from investment operations:
Net investment income(a)	0.15	0.23	0.25	0.19	0.34
Net realized and unrealized gain (loss) on investments	3.92	12.54	5.52	(4.02)	11.55
Total from investment operations	4.07	12.77	5.77	(3.83)	11.89

Less distributions to shareholders from:
Net investment income	(0.20)	(0.31)	(0.15)	(0.06)	(0.03)
Net realized gains	(3.30)	(0.35)	(0.17)	(1.28)	—
Total from distributions	(3.50)	(0.66)	(0.32)	(1.34)	(0.03)

Net asset value, end of year	$49.21	$48.64	$36.53	$31.08	$36.25

Total Return (b)	8.53%	35.36%	18.65%	(11.15)%	48.79%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$626,857	$583,449	$347,885	$261,786	$273,271
Before waiver or recoupment:
Ratio of expenses to average net assets	1.05%	1.05%	1.05%	1.03%	1.03%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.03%	1.03%
Ratio of net investment income to average net assets	0.33%	0.54%	0.69%	0.55%	1.01%
Portfolio turnover(c)(d)	28%	41%	35%	35%	31%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – A Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$48.54	$36.45	$31.00	$36.18	$24.38

Income from investment operations:
Net investment income(a)	0.15	0.24	0.25	0.21	0.40
Net realized and unrealized gain (loss) on investments	3.89	12.51	5.52	(4.04)	11.48
Total from investment operations	4.04	12.75	5.77	(3.83)	11.88

Less distributions to shareholders from:
Net investment income	(0.22)	(0.31)	(0.15)	(0.07)	(0.08)
Net realized gains	(3.30)	(0.35)	(0.17)	(1.28)	—
Total from distributions	(3.52)	(0.66)	(0.32)	(1.35)	(0.08)

Net asset value, end of year	$49.06	$48.54	$36.45	$31.00	$36.18

Total Return (excludes sales charge)(b)	8.50%	35.36%	18.69%	(11.15)%	48.80%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$30,921	$17,326	$11,313	$9,345	$7,408
Before waiver or recoupment:
Ratio of expenses to average net assets	1.07%	1.04%	1.04%	1.02%	1.02%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.07%	1.04%	1.04%	1.02%	1.02%
Ratio of net investment income to average net assets	0.33%	0.55%	0.69%	0.60%	1.15%
Portfolio turnover(c)(d)	28%	41%	35%	35%	31%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – C Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$47.63	$35.79	$30.49	$35.75	$24.16

Income from investment operations:
Net investment income (loss)(a)	(0.12)	(0.02)	0.03	(0.02)	0.17
Net realized and unrealized gain (loss) on investments	3.82	12.30	5.44	(3.96)	11.42
Total from investment operations	3.70	12.28	5.47	(3.98)	11.59

Less distributions to shareholders from:
Net investment income	—	(0.09)	—	—	—
Net realized gains	(3.30)	(0.35)	(0.17)	(1.28)	—
Total from distributions	(3.30)	(0.44)	(0.17)	(1.28)	—

Net asset value, end of year	$48.03	$47.63	$35.79	$30.49	$35.75

Total Return (excludes sales charge)(b)	7.87%	34.59%	17.97%	(11.70)%	47.97%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$12,497	$14,473	$12,779	$10,923	$10,096
Before waiver or recoupment:
Ratio of expenses to average net assets	1.64%	1.63%	1.64%	1.65%	1.64%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.64%	1.63%	1.64%	1.65%	1.64%
Ratio of net investment income (loss) to average net assets	(0.27)%	(0.04)%	0.10%	(0.05)%	0.50%
Portfolio turnover(c)(d)	28%	41%	35%	35%	31%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund – R6 Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$45.25	$32.94	$26.90	$43.92	$28.12

Income from investment operations:
Net investment loss(a)	(0.26)	(0.21)	(0.17)	(0.15)	(0.27)
Net realized and unrealized gain (loss) on investments	7.86	12.52	6.21	(10.34)	16.07
Total from investment operations	7.60	12.31	6.04	(10.49)	15.80

Less distributions to shareholders from:
Net realized gains	—	—	—	(6.53)	—
Total from distributions	—	—	—	(6.53)	—

Net asset value, end of year	$52.85	$45.25	$32.94	$26.90	$43.92

Total Return (b)	16.80%	37.37%	22.45%	(28.48)%	56.19%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$942,205	$437,569	$55,874	$16,759	$5,940
Before waiver or recoupment:
Ratio of expenses to average net assets	0.95%	0.95%	0.98%	1.09%	1.06%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.90%	0.86%	0.87%	0.90%	0.90%
Ratio of net investment loss to average net assets	(0.56)%	(0.50)%	(0.51)%	(0.46)%	(0.73)%
Portfolio turnover(c)(d)	99%	82%	101%	102%	114%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund – Institutional Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$44.96	$32.76	$26.77	$43.79	$28.06

Income from investment operations:
Net investment loss(a)	(0.30)	(0.25)	(0.18)	(0.24)	(0.31)
Net realized and unrealized gain (loss) on investments	7.80	12.45	6.17	(10.25)	16.04
Total from investment operations	7.50	12.20	5.99	(10.49)	15.73

Less distributions to shareholders from:
Net realized gains	—	—	—	(6.53)	—
Total from distributions	—	—	—	(6.53)	—

Net asset value, end of year	$52.46	$44.96	$32.76	$26.77	$43.79

Total Return (b)	16.68%	37.24%	22.38%	(28.57)%	56.06%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$2,349,764	$1,401,400	$253,671	$95,249	$104,236
Before waiver or recoupment:
Ratio of expenses to average net assets	1.09%	1.08%	1.12%	1.18%	1.12%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.00%	0.96%	0.97%	0.99%	0.99%
Ratio of net investment loss to average net assets	(0.66)%	(0.60)%	(0.56)%	(0.72)%	(0.79)%
Portfolio turnover(c)(d)	99%	82%	101%	102%	114%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund – Investor Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$44.08	$32.21	$26.40	$43.36	$27.86

Income from investment operations:
Net investment loss(a)	(0.43)	(0.36)	(0.26)	(0.33)	(0.41)
Net realized and unrealized gain (loss) on investments	7.63	12.23	6.07	(10.10)	15.91
Total from investment operations	7.20	11.87	5.81	(10.43)	15.50

Less distributions to shareholders from:
Net realized gains	—	—	—	(6.53)	—
Total from distributions	—	—	—	(6.53)	—

Net asset value, end of year	$51.28	$44.08	$32.21	$26.40	$43.36

Total Return (b)	16.33%	36.85%	22.01%	(28.74)%	55.64%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$77,729	$46,284	$13,075	$3,095	$3,245
Before waiver or recoupment:
Ratio of expenses to average net assets	1.36%	1.36%	1.42%	1.48%	1.44%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.29%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets	(0.95)%	(0.89)%	(0.84)%	(0.99)%	(1.04)%
Portfolio turnover(c)(d)	99%	82%	101%	102%	114%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund – A Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$43.94	$32.12	$26.34	$43.30	$27.83

Income from investment operations:
Net investment loss(a)	(0.45)	(0.39)	(0.28)	(0.34)	(0.43)
Net realized and unrealized gain (loss) on investments	7.61	12.21	6.06	(10.09)	15.90
Total from investment operations	7.16	11.82	5.78	(10.43)	15.47

Less distributions to shareholders from:
Net realized gains	—	—	—	(6.53)	—
Total from distributions	—	—	—	(6.53)	—

Net asset value, end of year	$51.10	$43.94	$32.12	$26.34	$43.30

Total Return (excludes sales charge)(b)	16.29%	36.80%	21.94%	(28.78)%	55.59%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$26,607	$13,744	$1,448	$340	$365
Before waiver or recoupment:
Ratio of expenses to average net assets	1.33%	1.32%	1.39%	1.41%	1.35%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.32%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets	(0.99)%	(0.94)%	(0.88)%	(1.04)%	(1.08)%
Portfolio turnover(c)(d)	99%	82%	101%	102%	114%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund – C Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$42.60	$31.30	$25.80	$42.72	$27.60

Income from investment operations:
Net investment loss(a)	(0.66)	(0.57)	(0.42)	(0.49)	(0.64)
Net realized and unrealized gain (loss) on investments	7.35	11.87	5.92	(9.90)	15.76
Total from investment operations	6.69	11.30	5.50	(10.39)	15.12

Less distributions to shareholders from:
Net realized gains	—	—	—	(6.53)	—
Total from distributions	—	—	—	(6.53)	—

Net asset value, end of year	$49.29	$42.60	$31.30	$25.80	$42.72

Total Return (excludes sales charge)(b)	15.70%	36.10%	21.32%	(29.12)%	54.78%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$24,147	$18,716	$3,074	$709	$726
Before waiver or recoupment:
Ratio of expenses to average net assets	1.95%	1.94%	2.00%	2.09%	2.03%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.84%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment loss to average net assets	(1.50)%	(1.44)%	(1.38)%	(1.52)%	(1.59)%
Portfolio turnover(c)(d)	99%	82%	101%	102%	114%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund – R6 Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$34.83	$27.71	$26.53	$28.97	$19.00

Income from investment operations:
Net investment income(a)	0.56	0.51	0.41	0.28	0.24
Net realized and unrealized gain (loss) on investments	(1.06)	7.18	1.45	(2.21)	9.85
Total from investment operations	(0.50)	7.69	1.86	(1.93)	10.09

Less distributions to shareholders from:
Net investment income	(0.52)	(0.57)	(0.23)	(0.18)	(0.12)
Net realized gains	—	—	(0.45)	(0.33)	—
Total from distributions	(0.52)	(0.57)	(0.68)	(0.51)	(0.12)

Net asset value, end of year	$33.81	$34.83	$27.71	$26.53	$28.97

Total Return (b)	(1.45)%	28.00%	6.94%	(6.90)%	53.28%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$68,408	$58,160	$216,829	$177,423	$158,664
Before waiver or recoupment:
Ratio of expenses to average net assets	0.86%	0.88%	0.83%	0.83%	0.90%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.72%	0.71%	0.77%	0.80%	0.80%
Ratio of net investment income to average net assets	1.66%	1.65%	1.43%	0.92%	0.88%
Portfolio turnover(c)(d)	18%	33%	15%	12%	14%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund – Institutional Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$34.78	$27.66	$26.49	$28.94	$18.98

Income from investment operations:
Net investment income(a)	0.53	0.48	0.39	0.28	0.20
Net realized and unrealized gain (loss) on investments	(1.06)	7.16	1.44	(2.24)	9.86
Total from investment operations	(0.53)	7.64	1.83	(1.96)	10.06

Less distributions to shareholders from:
Net investment income	(0.48)	(0.52)	(0.21)	(0.16)	(0.10)
Net realized gains	—	—	(0.45)	(0.33)	—
Total from distributions	(0.48)	(0.52)	(0.66)	(0.49)	(0.10)

Net asset value, end of year	$33.77	$34.78	$27.66	$26.49	$28.94

Total Return (b)	(1.54)%	27.86%	6.84%	(7.00)%	53.13%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$297,191	$295,239	$184,154	$135,239	$25,889
Before waiver or recoupment:
Ratio of expenses to average net assets	0.99%	1.04%	0.97%	0.95%	1.02%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.82%	0.81%	0.86%	0.90%	0.90%
Ratio of net investment income to average net assets	1.55%	1.53%	1.36%	0.94%	0.76%
Portfolio turnover(c)(d)	18%	33%	15%	12%	14%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund – Investor Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$34.59	$27.50	$26.36	$28.82	$18.90

Income from investment operations:
Net investment income(a)	0.39	0.38	0.31	0.19	0.13
Net realized and unrealized gain (loss) on investments	(1.04)	7.12	1.43	(2.22)	9.82
Total from investment operations	(0.65)	7.50	1.74	(2.03)	9.95

Less distributions to shareholders from:
Net investment income	(0.37)	(0.41)	(0.15)	(0.10)	(0.03)
Net realized gains	—	—	(0.45)	(0.33)	—
Total from distributions	(0.37)	(0.41)	(0.60)	(0.43)	(0.03)

Net asset value, end of year	$33.57	$34.59	$27.50	$26.36	$28.82

Total Return (b)	(1.91)%	27.44%	6.53%	(7.23)%	52.70%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$5,782	$8,135	$8,110	$5,809	$2,509
Before waiver or recoupment:
Ratio of expenses to average net assets	1.27%	1.32%	1.25%	1.23%	1.31%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.17%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	1.16%	1.20%	1.08%	0.63%	0.50%
Portfolio turnover(c)(d)	18%	33%	15%	12%	14%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund – A Shares

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended September 30,			For the Period Ended September 30,
	2025	2024	2023	2022(a)
Net asset value, beginning of period	$34.57	$27.56	$26.48	$29.98

Income from investment operations:
Net investment income(b)	0.39	0.36	0.32	0.14
Net realized and unrealized gain (loss) on investments	(1.05)	7.13	1.42	(3.64)
Total from investment operations	(0.66)	7.49	1.74	(3.50)

Less distributions to shareholders from:
Net investment income	(0.40)	(0.48)	(0.21)	—
Net realized gains	—	—	(0.45)	—
Total from distributions	(0.40)	(0.48)	(0.66)	—

Net asset value, end of period	$33.51	$34.57	$27.56	$26.48

Total Return (excludes sales charge)(c)	(1.92)%	27.37%	6.49%	(11.67	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,464	$2,523	$1,717	$76
Before waiver or recoupment:
Ratio of expenses to average net assets	1.22%	1.26%	1.20%	1.14	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.22%	1.20%	1.20%	1.14	%(e)
Ratio of net investment income to average net assets	1.14%	1.15%	1.11%	0.83	%(e)
Portfolio turnover(f)(g)	18%	33%	15%	12	%(d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund – C Shares

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended September 30,			For the Period Ended September 30,
	2025	2024	2023	2022(a)
Net asset value, beginning of period	$34.29	$27.38	$26.40	$29.98

Income from investment operations:
Net investment income(b)	0.22	0.20	0.17	0.02
Net realized and unrealized gain (loss) on investments	(1.04)	7.07	1.42	(3.60)
Total from investment operations	(0.82)	7.27	1.59	(3.58)

Less distributions to shareholders from:
Net investment income	(0.28)	(0.36)	(0.16)	—
Net realized gains	—	—	(0.45)	—
Total from distributions	(0.28)	(0.36)	(0.61)	—

Net asset value, end of period	$33.19	$34.29	$27.38	$26.40

Total Return (excludes sales charge)(c)	(2.42)%	26.72%	5.94%	(11.94	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,553	$1,141	$321	$48
Before waiver or recoupment:
Ratio of expenses to average net assets	1.85%	1.89%	1.83%	1.84	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.73%	1.70%	1.70%	1.70	%(e)
Ratio of net investment income to average net assets	0.67%	0.63%	0.60%	0.14	%(e)
Portfolio turnover(f)(g)	18%	33%	15%	12	%(d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund – R6 Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$50.75	$35.85	$29.55	$38.06	$27.47

Income from investment operations:
Net investment income (loss)(a)	0.13	0.12	0.11	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	6.82	14.90	6.19	(8.52)	10.73
Total from investment operations	6.95	15.02	6.30	(8.51)	10.70

Less distributions to shareholders from:
Net investment income	(0.09)	(0.12)	—	—	(0.03)
Net realized gains	—	—	—	—	(0.08)
Total from distributions	(0.09)	(0.12)	—	—	(0.11)

Net asset value, end of year	$57.61	$50.75	$35.85	$29.55	$38.06

Total Return (b)	13.72%	41.98%	21.32%	(22.36)%	39.01%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$84,899	$53,896	$33,502	$31,913	$68,584
Before waiver or recoupment:
Ratio of expenses to average net assets	1.03%	1.14%	1.23%	1.19%	1.02%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.91%	0.87%	0.88%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.25%	0.28%	0.32%	0.02%	(0.07)%
Portfolio turnover(c)(d)	20%	19%	19%	25%	38%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund – Institutional Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$50.64	$35.73	$29.47	$38.00	$27.43

Income from investment operations:
Net investment income (loss)(a)	0.07	0.07	0.08	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	6.87	14.92	6.18	(8.51)	10.72
Total from investment operations	6.94	14.99	6.26	(8.53)	10.66

Less distributions to shareholders from:
Net investment income	(0.06)	(0.08)	—	—	(0.01)
Net realized gains	—	—	—	—	(0.08)
Total from distributions	(0.06)	(0.08)	—	—	(0.09)

Net asset value, end of year	$57.52	$50.64	$35.73	$29.47	$38.00

Total Return (b)	13.71%	42.01%	21.24%	(22.45)%	38.90%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$173,035	$57,800	$13,592	$10,313	$10,238
Before waiver or recoupment:
Ratio of expenses to average net assets	1.14%	1.27%	1.42%	1.31%	1.12%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.02%	0.97%	0.98%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	0.13%	0.15%	0.23%	(0.04)%	(0.17)%
Portfolio turnover(c)(d)	20%	19%	19%	25%	38%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund – A Shares

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended September 30,				For the Period Ended September 30,
	2025	2024	2023	2022	2021(a)
Net asset value, beginning of year	$50.35	$35.51	$29.36	$37.99	$37.77

Income from investment operations:
Net investment loss(b)	(0.11)	(0.13)	(0.03)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	6.88	14.97	6.18	(8.49)	0.30
Total from investment operations	6.77	14.84	6.15	(8.63)	0.22

Less distributions to shareholders from:
Net investment income	(0.03)	—	—	—	—
Total from distributions	(0.03)	—	—	—	—

Net asset value, end of year	$57.09	$50.35	$35.51	$29.36	$37.99

Total Return (excludes sales charge)(c)	13.45%	41.79%	20.95%	(22.72)%	0.58	%(d)

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$7,028	$1,628	$57	$37	$47
Before waiver or recoupment:
Ratio of expenses to average net assets	1.44%	1.58%	1.73%	1.56%	1.31	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.35%	1.30%	1.30%	1.30%	1.30	%(e)
Ratio of net investment loss to average net assets	(0.21)%	(0.29)%	(0.09)%	(0.38)%	(0.61	)%(e)
Portfolio turnover(f)(g)	20%	19%	19%	25%	38	%(d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund – C Shares

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended September 30,				For the Period Ended September 30,
	2025	2024	2023	2022	2021(a)
Net asset value, beginning of year	$49.74	$35.10	$29.12	$37.93	$37.77

Income from investment operations:
Net investment loss(b)	(0.34)	(0.36)	(0.20)	(0.28)	(0.14)
Net realized and unrealized gain (loss) on investments	6.86	15.00	6.18	(8.53)	0.30
Total from investment operations	6.52	14.64	5.98	(8.81)	0.16

Net asset value, end of year	$56.26	$49.74	$35.10	$29.12	$37.93

Total Return (excludes sales charge)(c)	13.11%	41.71%	20.54%	(23.23)%	0.42	%(d)

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$1,681	$770	$29	$24	$25
Before waiver or recoupment:
Ratio of expenses to average net assets	2.05%	2.11%	2.32%	2.21%	2.05	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.84%	1.80%	1.80%	1.80%	1.80	%(e)
Ratio of net investment loss to average net assets	(0.67)%	(0.79)%	(0.58)%	(0.80)%	(1.06	)%(e)
Portfolio turnover(f)(g)	20%	19%	19%	25%	38	%(d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund – R6 Shares

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended September 30, 2025(a)
Net asset value, beginning of period	$39.15

Income from investment operations:
Net investment income(b)	0.44
Net realized and unrealized gain on investments	0.30
Total from investment operations	0.74

Less distributions to shareholders from:
Net investment income	(0.36)
Total from distributions	(0.36)

Net asset value, end of period	$39.53

Total Return(c)	1.90	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$37,464
Before waiver or recoupment:
Ratio of expenses to average net assets	0.94	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.79	%(e)
Ratio of net investment income to average net assets	1.14	%(e)
Portfolio turnover(f)(g)	25	%(d)

(a)	For the period October 7, 2024 (commencement of operations) to September 30, 2025.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund – Institutional Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$39.54	$31.18	$26.54	$35.99	$23.59

Income from investment operations:
Net investment income(a)	0.38	0.41	0.34	0.32	0.10
Net realized and unrealized gain (loss) on investments	(0.07)	8.24	4.58	(7.80)	12.41
Total from investment operations	0.31	8.65	4.92	(7.48)	12.51

Less distributions to shareholders from:
Net investment income	(0.32)	(0.29)	(0.28)	(0.13)	(0.11)
Net realized gains	—	—	—	(1.84)	—
Total from distributions	(0.32)	(0.29)	(0.28)	(1.97)	(0.11)

Net asset value, end of year	$39.53	$39.54	$31.18	$26.54	$35.99

Total Return(b)	0.80%	27.90%	18.61%	(22.13)%	53.10%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$181,316	$120,481	$41,564	$6,757	$5,149
Before waiver or recoupment:
Ratio of expenses to average net assets	1.11%	1.19%	1.35%	2.56%	2.69%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.92%	0.88%	0.93%	0.95%	0.95%
Ratio of net investment income to average net assets	1.00%	1.15%	1.09%	0.99%	0.30%
Portfolio turnover(c)(d)	25%	19%	41%	37%	35%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.
(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund – A Shares

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended September 30,			For the Period Ended September 30,
	2025	2024	2023	2022(a)
Net asset value, beginning of period	$39.30	$31.05	$26.49	$32.58

Income from investment operations:
Net investment income(b)	0.25	0.28	0.26	0.17
Net realized and unrealized gain (loss) on investments	(0.09)	8.20	4.55	(6.26)
Total from investment operations	0.16	8.48	4.81	(6.09)

Less distributions to shareholders from:
Net investment income	(0.23)	(0.23)	(0.25)	—
Total from distributions	(0.23)	(0.23)	(0.25)	—

Net asset value, end of period	$39.23	$39.30	$31.05	$26.49

Total Return (excludes sales charge)(c)	0.41%	27.43%	18.20%	(18.69	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,983	$1,657	$567	$3
Before waiver or recoupment:
Ratio of expenses to average net assets	1.39%	1.50%	1.62%	2.72	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.30%	1.26%	1.26%	1.26	%(e)
Ratio of net investment income to average net assets	0.67%	0.79%	0.82%	1.00	%(e)
Portfolio turnover(f)(g)	25%	19%	41%	37	%(d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund – C Shares

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended September 30, 2025(a)
Net asset value, beginning of period	$39.15

Income from investment operations:
Net investment income(b)	0.09
Net realized and unrealized gain on investments	0.27
Total from investment operations	0.36

Less distributions to shareholders from:
Net investment income	(0.31)
Total from distributions	(0.31)

Net asset value, end of period	$39.20

Total Return (excludes sales charge)(c)	0.92	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$131
Before waiver or recoupment:
Ratio of expenses to average net assets	1.91	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.74	%(e)
Ratio of net investment income to average net assets	0.23	%(e)
Portfolio turnover(f)(g)	25	%(d)

(a)	For the period October 7, 2024 (commencement of operations) to September 30, 2025.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund – Institutional Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$24.81	$23.92	$21.67	$34.45	$17.79

Income from investment operations:
Net investment income (loss)(a)	(0.20)	0.06	0.11	(0.17)	(0.02)
Net realized and unrealized gain (loss) on investments	3.20	0.83	2.14	(9.86)	16.78
Total from investment operations	3.00	0.89	2.25	(10.03)	16.76

Less distributions to shareholders from:
Net investment income	(0.02)	—	—	—	(0.10)
Net realized gains	—	—	—	(2.75)	—
Return of capital	(0.01)	—	—	—	—
Total from distributions	(0.03)	—	—	(2.75)	(0.10)

Net asset value, end of year	$27.78	$24.81	$23.92	$21.67	$34.45

Total Return (b)	12.11%	3.72%	10.38%	(31.87)%	94.37%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$21,914	$19,070	$18,044	$13,674	$13,695
Before waiver or recoupment:
Ratio of expenses to average net assets	2.15%	2.14%	2.13%	2.19%	2.30%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.33%	1.32%	1.41%	1.45%	1.52%
Ratio of net investment income (loss) to average net assets	(0.81)%	0.23%	0.45%	(0.58)%	(0.05)%
Portfolio turnover(c)	111%	86%	78%	74%	78%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Micro-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund – Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended September 30, 2025	For the Period Ended September 30, 2024(a)
Net asset value, beginning of period	$25.58	$20.00

Income from investment operations:
Net investment income(b)	0.10	0.16
Net realized and unrealized gain on investments	2.12	5.46
Total from investment operations	2.22	5.62

Less distributions to shareholders from:
Net investment income	(0.07)	(0.04)
Total from distributions	(0.07)	(0.04)

Net asset value, end of period	$27.73	$25.58

Total Return (c)	8.71%	28.13	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$115,317	$65,395
Before waiver or recoupment:
Ratio of expenses to average net assets	1.02%	1.49	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.82%	0.80	%(e)(f)
Ratio of net investment income to average net assets	0.39%	0.68	%(e)
Portfolio turnover(g)(h)	19%	13	%(d)

(a)	For the period October 2, 2023 (commencement of operations) to September 30, 2024.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	The expense cap changed from 0.88% to 0.79% effective January 29, 2024.
(g)	Portfolio turnover is calculated on the basis on the Mid-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Notes to the Financial Statements
September 30, 2025

NOTE 1. ORGANIZATION

The FullerThaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the FullerThaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the FullerThaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the FullerThaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the FullerThaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”), the FullerThaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) and the FullerThaler Behavioral Mid-Cap Equity Fund (the “Mid-Cap Equity Fund”), (each a “Fund” and, collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified (Unconstrained Equity Fund is non-diversified) series of Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “FullerThaler”). The investment objective of each Fund is to seek long-term capital appreciation.

The Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund each currently offer five share classes: R6 Shares, Institutional Shares, Investor Shares, A Shares and C Shares. The Unconstrained Equity Fund currently offers four share classes: R6 Shares, Institutional Shares, A Shares and C Shares. The Unconstrained Equity Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase. The Small-Mid Core Equity Fund currently offers four share classes: Institutional Shares, A Shares, R6 Shares and C Shares. The Micro-Cap Equity Fund and Mid-Cap Equity Fund currently offers one share class: Institutional Shares. A Shares have a maximum sales charge on purchases of up to 5.75% and a Contingent Deferred Sales Charge (“CDSC”) on redemptions made within 12 months from the date of purchase and a CDSC of 0.50% on redemptions made more than 12 months but less than 18 months from the date of purchase. C Shares impose a 1.00% CDSC on redemptions made within 12 months from the date of purchase. A Shares and C Shares may be purchased without a sales charge under certain circumstances. Each share represents an equal proportionate interest in the assets and liabilities belonging to each Fund and is entitled to such dividends and distributions out of income belonging to each Fund as are declared by the Board.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

In-Kind Redemptions – The Funds intend to redeem shares in cash. However, if the amount an investor is redeeming is over the lesser of $250,000 or 1% of a Fund’s NAV, the Funds have the right to redeem such shares by giving the investor the amount that exceeds the lesser of $250,000 or 1% of a Fund’s NAV in securities instead of cash, which is referred

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

to as a “redemption in-kind.” In the event that a redemption in kind is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

During the fiscal year ended September 30, 2025, the following Funds had shares redeemed that included in-kind redemption transactions:

	Redemptions In-Kind
Fund / Class	Shares	Value of Securities	Cash	Total Amount	Realized Gains
Small-Cap Equity Fund - R6 Shares	24,036,018	$1,094,604,230	$37,920,448	$1,132,524,678	$775,460,133
Small-Cap Growth Fund - R6 Shares	20,414,548	912,148,182	23,312,425	935,460,607	373,749,009
Mid-Cap Value Fund - R6 Shares	2,374,417	77,800,804	2,151,997	79,952,801	29,317,916
Unconstrained Equity Fund - R6 Shares	1,364,355	70,240,876	1,936,935	72,177,811	25,849,556
Small-Mid Core Equity Fund - R6	1,393,912	51,003,832	1,389,589	52,393,421	15,132,565
Small-Mid Core Equity Fund - Institutional Shares	451,770	17,559,474	481,495	18,040,969	4,747,819
Micro-Cap Equity Fund - Institutional Shares	346,520	8,617,550	229,922	8,847,472	4,219,317
Mid-Cap Equity Fund - Institutional Shares	931,903	23,554,955	636,807	24,191,762	7,436,188

The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Funds’ net assets or NAV per share.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The calendar year-end classification of distributions received from real estate investment trusts (REITs), which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of the underlying K-1. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with Mitsubishi UFJ Trust and Banking Corp. (“Mitsubishi”). Under the terms of the SLA, each Fund may make secured loans of its portfolio securities in an amount not exceeding 33 1/3% of the value of the Fund’s total assets (as permitted by the 1940 Act) to certain

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Invesco Government & Agency Portfolio, as noted in each lending Fund’s respective Schedule of Investments. Cash collateral is also invested in deposit accounts as part of the IntraFi Network Deposit Placement Agreement. IntraFi Network Deposits is a service that provides FDIC insurance for large deposits through a network of banks. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Mitsubishi fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

At September 30, 2025, the value of securities loaned and cash collateral received are as follows:

	Value of Securities Loaned	Cash Collateral Received
Small-Cap Equity Fund	$269,594,905	$275,772,450
Small-Cap Growth Fund	189,681,246	194,061,305
Mid-Cap Value Fund	51,195,290	52,676,466
Unconstrained Equity Fund	—	—
Small-Mid Core Equity Fund	—	—
Micro-Cap Equity Fund	600,908	663,776
Mid-Cap Equity Fund	—	—

Disclosures about Offsetting Assets and Liabilities – The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statements of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

For the fiscal year ended September 30, 2025, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Paid-In Capital	Accumulated Earnings (Deficit)
Small-Cap Equity Fund	$956,043,514	$(956,043,514)
Small-Cap Growth Fund	366,372,337	(366,372,337)
Mid-Cap Value Fund	28,091,169	(28,091,169)
Unconstrained Equity Fund	25,403,810	(25,403,810)
Small-Mid Core Equity Fund	19,376,524	(19,376,524)
Micro-Cap Equity Fund	4,168,626	(4,168,626)
Mid-Cap Equity Fund	7,433,780	(7,433,780)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2025:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,351,744,893	$—	$—	$10,351,744,893
Collateral for Securities Loaned	51,762,489	—	—	51,762,489
Money Market Funds	835,173,542	—	—	835,173,542
Total	$11,238,680,924	$—	$—	$11,238,680,924

Small-Cap Growth Fund
Common Stocks(a)	$3,397,601,774	$—	$—	$3,397,601,774
Collateral for Securities Loaned	36,425,307	—	—	36,425,307
Money Market Funds	17,438,015	—	—	17,438,015
Total	$3,451,465,096	$—	$—	$3,451,465,096

Mid-Cap Value Fund
Common Stocks(a)	$372,553,279	$—	$—	$372,553,279
Collateral for Securities Loaned	9,887,373	—	—	9,887,373
Total	$382,440,652	$—	$—	$382,440,652

Unconstrained Equity Fund
Common Stocks(a)	$257,723,694	$—	$—	$257,723,694

Small-Mid Core Equity Fund
Common Stocks(a)	$215,677,245	$—	$—	$215,677,245

Micro-Cap Equity Fund
Common Stocks(a)	$21,770,957	$—	$—	$21,770,957
Collateral for Securities Loaned	124,591	—	—	124,591
Total	$21,895,548	$—	$—	$21,895,548

Mid-Cap Equity Fund
Common Stocks(a)	$110,598,995	$—	$—	$110,598,995

(a)	Refer to Schedule of Investments for industry classifications.

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly as follows:

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund	Mid-Cap Equity Fund
Investment Adviser fee rate	0.60%	0.85%	0.74%	0.85%	0.74%	1.00%	0.75%
Investment Adviser fee earned	$62,420,437	$21,930,384	$2,974,927	$1,590,608	$1,282,965	$288,678	$707,873
Fees waived and/or expenses reimbursed by Adviser	$—	$(2,100,872)	$(662,732)	$(228,193)	$(295,466)	$(162,519)	$(185,113)
Payable to / (Receivable from) Adviser	$5,563,524	$2,093,044	$177,857	$151,272	$111,581	$11,791	$52,894

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year) do not exceed the following percentages of each Fund’s average daily net assets through January 31, 2026 (“Expense Limitation”):

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Small-Cap Equity Fund
Small-Cap Growth Fund	0.87%	0.97%	1.26%	1.31%	1.81%
Mid-Cap Value Fund	0.69%	0.79%	1.15%	1.20%	1.70%
Unconstrained Equity Fund	0.87%	0.97%		1.30%	1.80%
Small-Mid Core Equity Fund	0.77%	0.87%		1.26%	1.76%
Micro-Cap Equity Fund		1.29%
Mid-Cap Equity		0.79%

Prior to January 29, 2025, the Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year) did not exceed 0.75% and 0.85% for the R6 Shares and Institutional Shares of the Mid-Cap Value Fund; 0.93% for the Institutional Shares of the Small-Mid Core Equity Fund; and 1.40% for the Institutional Shares of the Micro-Cap Equity Fund.

During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/ reimbursement occurred. This expense cap agreement may be terminated by the Board at any time.

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

As of September 30, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund
September 30, 2026	$—	$299,044	$353,753	$160,352
September 30, 2027	—	1,142,539	820,587	187,338
September 30, 2028	—	2,100,872	662,732	228,193
	$—	$3,542,455	$1,837,072	$575,883

Recoverable Through	Small-Mid Core Equity Fund	Micro-Cap Equity Fund	Mid-Cap Equity Fund
September 30, 2026	$118,926	$110,062	$—
September 30, 2027	221,795	155,207	173,776
September 30, 2028	295,466	162,519	185,113
	$636,187	$427,788	$358,889

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

The Funds have adopted a Distribution Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act. The 12b-1 Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares and A Shares and 1.00% of the average daily net assets of each Fund’s C Shares in connection with the promotion and distribution of each Fund’s Investor Shares, A Shares and C Shares or the

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Under the 12b-1 Plan, the 1.00% C Share 12b-1 fee includes a 0.25% service fee. Over time, 12b-1 fees will increase the cost of your investment in a Fund’s Investor, A, and C Shares and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s Investor, A, and C Shares on an on-going basis. For the fiscal year ended September 30, 2025, 12b-1 expenses incurred by the Funds were as follows:

Distribution Fees	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund
Investor Shares	$1,491,037	$153,748	$18,124	$—	$—
A Shares	58,889	46,970	6,294	10,366	4,588
C Shares	127,954	210,984	14,451	12,020	756
Payable for 12b-1 fees	98,773	40,202	5,190	3,734	223

During the fiscal year ended September 30, 2025, the Distributor retained the following amounts in sales commissions from the sales of A Shares of the Funds:

Small-Cap Equity Fund	$1,429
Small-Cap Growth Fund	18,590
Mid-Cap Value Fund	1,095
Unconstrained Equity Fund	1,359
Small-Mid Core Equity Fund	1,617

During the fiscal year ended September 30, 2025, the Distributor received the following amounts in contingent deferred sales charges related to redemptions of C Shares of the Funds:

Small-Cap Equity Fund	$5,249
Small-Cap Growth Fund	86,018
Mid-Cap Value Fund	6,428
Unconstrained Equity Fund	8,664
Small-Mid Core Equity Fund	1,130

The Funds have adopted an Administrative Services Plan (the “Plan”) for Institutional Shares, Investor Shares, and A Shares of the Funds. The Plan allows the Funds to pay financial intermediaries that provide services relating to Institutional Shares, Investor Shares, and A Shares. The Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share, Investor Share and A Share shareholders. The Plan permits the Funds to make service fee payments

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its A Shares and up to 0.20% of each Fund’s average daily net assets attributable to its Institutional Shares or Investor Shares. Effective March 7, 2023, Institutional Shares, Investor Shares and A Shares include an allocation of up to 0.03% of service fees payable to the Adviser for certain non-distribution related shareholder services that it provides pursuant to the Plan. Because these fees are paid respectively out of the assets of each Fund’s Institutional Shares, Investor Shares and A Shares on an ongoing basis, over time they will increase the cost of an investment in Institutional Shares, Investor Shares and A Shares.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2025, purchases and sales of investment securities, other than short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Small-Cap Equity Fund	$3,473,793,239	$2,771,127,083
Small-Cap Growth Fund	4,522,934,158	2,519,574,498
Mid-Cap Value Fund	192,706,724	68,512,479
Unconstrained Equity Fund	224,812,829	36,161,674
Small-Mid Core Equity Fund	199,654,404	38,978,079
Micro-Cap Equity Fund	30,787,483	22,021,500
Mid-Cap Equity Fund	78,900,118	17,054,572

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended September 30, 2025.

For the fiscal year ended September 30, 2025, in-kind purchases and sales transactions were as follows:

	In-Kind Purchases	In-Kind Sales
Small-Cap Equity Fund	$—	$1,094,604,230
Small-Cap Growth Fund	—	912,148,182
Mid-Cap Value Fund	—	77,800,804
Unconstrained Equity Fund	—	70,240,876
Small-Mid Core Equity Fund	—	68,563,306
Micro-Cap Equity Fund	—	8,617,550
Mid-Cap Equity Fund	—	23,554,955

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

NOTE 6. FEDERAL TAX INFORMATION

At September 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund
Gross unrealized appreciation	$2,840,282,028	$693,404,690	$18,245,429	$29,009,956
Gross unrealized depreciation	(201,690,465)	(122,840,169)	(48,856,052)	(7,092,289)
Net unrealized appreciation/(depreciation) on investments	$2,638,591,563	$570,564,521	$(30,610,623)	$21,917,667
Tax cost of investments	$8,600,089,361	$2,880,900,575	$413,051,275	$235,806,027

	Small-Mid
	Core Equity	Micro-Cap	Mid-Cap
	Fund	Equity Fund	Equity Fund
Gross unrealized appreciation	$14,865,017	$3,681,340	$11,479,243
Gross unrealized depreciation	(13,501,813)	(1,332,440)	(2,742,672)
Net unrealized appreciation/(depreciation) on investments	$1,363,204	$2,348,900	$8,736,571
Tax cost of investments	$214,314,041	$19,546,648	$101,862,424

The tax character of distributions paid for the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

	Small-Cap Equity Fund		Small-Cap Growth Fund		Mid-Cap Value Fund		Unconstrained Equity Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary income(a)	$76,359,703	$77,800,214	$—	$—	$5,746,616	$6,226,989	$192,999	$157,111
Long-term capital gains	702,584,344	64,729,417	—	—	—	—	—	—
Total distributions paid	$778,944,047	$142,529,631	$—	$—	$5,746,616	$6,226,989	$192,999	$157,111

	Small-Mid Core Equity Fund		Micro-Cap Equity Fund		Mid-Cap Equity Fund
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary income(a)	$1,061,171	$433,020	$16,290	$—	$250,877	$17,386
Tax return of capital	—	—	8,910	—	—	—
Long-term capital gains	—	—	—	—	—	—
Total distributions paid	$1,061,171	$433,020	$25,200	$—	$250,877	$17,386

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

At September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund
Undistributed Ordinary Income	$46,397,952	$—	$4,856,959	$233,478	$1,268,694	$—
Undistributed Long-Term Capital Gains	—	—	—	—	—	—
Accumulated Capital and Other Losses	—	(387,250,355)	(4,013,067)	(8,428,621)	(6,442,924)	(7,786,393)
Unrealized Appreciation (Depreciation) on Investments(a)	2,638,591,563	570,564,521	(30,610,623)	21,917,667	1,363,204	2,348,900
Total Accumulated Earnings (Deficits)	$2,684,989,515	$183,314,166	$(29,766,731)	$13,722,524	$(3,811,026)	$(5,437,493)

Mid-Cap Equity Fund
Undistributed Ordinary Income	$292,877
Undistributed Long-Term Capital Gains	—
Accumulated Capital and Other Losses	(4,188,845)
Unrealized Appreciation on Investments(a)	8,736,571
Total Accumulated Earnings	$4,840,603

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses and return of capital adjustments.

As of September 30, 2025, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Short-term	Long-term
	gains	gains
FullerThaler Behavioral Small-Cap Growth Fund	$374,719,206	$—
FullerThaler Behavioral Mid-Cap Value Fund	1,652,450	2,360,617
FullerThaler Behavioral Unconstrained Equity Fund	5,422,582	3,006,040
FullerThaler Behavioral Small–Mid Core Equity Fund	4,172,308	2,270,616
FullerThaler Behavioral Micro-Cap Equity Fund	6,461,242	1,182,840
FullerThaler Behavioral Mid-Cap Equity Fund	3,515,749	673,096

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the tax year ended September 30, 2025, the Small-Cap Growth Fund and the Micro-Cap Equity Fund had Qualified Late Year Ordinary Losses in the amount of $12,531,148 and $142,311, respectively.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2025, the Small-Cap Equity Fund had 29.0% of the value of its net assets invested in securities within the Industrials sector, the Small-Cap Growth Fund had 30.7% of the value of its net assets invested in the Technology sector and the Unconstrained Fund had 28.1% of the value of its net assets invested in securities within the Technology sector, respectively.

NOTE 8. IDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. REFLOW LIQUIDITY PROGRAM

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3%

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2025

of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. Reflow fees charged to the Funds are not subject to the Expense Limitation, as described in Note 4.

During the fiscal year ended September 30, 2025, the following Funds utilized ReFlow:

	ReFlow Purchased Shares	Reflow Amount	ReFlow Service Fees
Small-Cap Equity Fund	29,146,088	$1,206,215,116	$1,626,915
Small-Cap Growth Fund	23,536,893	972,299,727	1,512,248
Mid-Cap Value Fund	2,640,959	89,006,415	124,020
Unconstrained Equity Fund	1,428,812	74,541,320	95,379
Small-Mid Core Equity Fund	2,046,608	78,022,614	100,847
Micro-Cap Equity Fund	348,939	8,737,060	11,444
Mid-Cap Equity Fund	1,069,983	25,025,569	34,036

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of FullerThaler Behavioral Small-Cap Equity Fund, FullerThaler Behavioral Small-Cap Growth Fund, FullerThaler Behavioral Mid-Cap Value Fund, FullerThaler Behavioral Unconstrained Equity Fund, FullerThaler Behavioral Small-Mid Core Equity Fund, FullerThaler Behavioral Micro-Cap Equity Fund, and FullerThaler Behavioral Mid-Cap Equity Fund and the Board of Trustees of Capitol Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of FullerThaler Behavioral Small-Cap Equity Fund, FullerThaler Behavioral Small-Cap Growth Fund, FullerThaler Behavioral Mid-Cap Value Fund, FullerThaler Behavioral Unconstrained Equity Fund, FullerThaler Behavioral Small-Mid Core Equity Fund, FullerThaler Behavioral Micro-Cap Equity Fund, and FullerThaler Behavioral Mid-Cap Equity Fund (collectively referred to as the “Funds”) (seven of the funds constituting Capitol Series Trust (the “Trust”)), including the schedules of investments, as of September 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting Capitol Series Trust) at September 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Capitol Series Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

FullerThaler Behavioral Small-Cap Equity Fund
FullerThaler Behavioral Small-Cap Growth Fund

FullerThaler Behavioral Mid-Cap Value Fund
FullerThaler Behavioral Unconstrained Equity Fund
FullerThaler Behavioral Small-Mid Core Equity Fund
FullerThaler Behavioral Micro-Cap Equity Fund

	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the five years in the period ended September 30, 2025
FullerThaler Behavioral Mid-Cap Equity Fund	For the year ended September 30, 2025	For the year ended September 30, 2025 and the period from October 2, 2023 (commencement of operations) to September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the

Report of Independent Registered Public Accounting Firm

U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

Cincinnati, Ohio

November 26, 2025

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund
Qualified Dividend Income	100%	0%	100%	100%	100%	100%

Mid-Cap
Equity Fund
Qualified Dividend Income	100%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund
Qualified Business Income	0%	0%	0%	0%	0%	0%

Mid-Cap
Equity Fund
Qualified Business Income	0%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2026 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund
Dividends Received Deduction	100%	–%	100%	100%	100%	100%

Mid-Cap
Equity Fund
Dividends Received Deduction	100%

Additional Federal Income Tax Information (Unaudited) (continued)

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund
Long-Term Capital Gains Distributions	$884,016,317	$—	$—	$—	$—	$—

Mid-Cap
Equity Fund
Long-Term Capital Gains Distributions	$—

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Guardian Capital Dividend Growth Fund

Institutional Shares – DIVGX

Guardian Capital Fundamental Global Equity Fund

Institutional Shares – GFGEX

Alta Quality Growth Fund

Institutional Shares – AQLGX

Annual Financial Statements and

Additional Information

September 30, 2025

Guardian Capital Dividend Growth Fund

Schedule of Investments

September 30, 2025

	Shares	Fair Value
Common Stocks — 97.74%
Canada — 3.73%
Financials — 3.73%
Royal Bank of Canada	10,509	$1,549,180
Total Canada		1,549,180

France — 10.40%
Energy — 2.36%
TotalEnergies S.E. - ADR	16,387	978,140

Financials — 5.06%
AXA S.A.	44,111	2,104,567

Health Care — 0.57%
Sanofi - ADR	5,043	238,030

Industrials — 2.41%
Schneider Electric S.E. - ADR	17,865	1,000,797

Total France		4,321,534

Germany — 4.55%
Financials — 4.55%
Allianz S.E.	4,504	1,889,798
Total Germany		1,889,798

India — 1.41%
Financials — 1.41%
ICICI Bank Ltd. - ADR	19,310	583,741
Total India		583,741

Netherlands — 6.13%
Technology — 6.13%
ASML Holding N.V.	1,432	1,386,305
Wolters Kluwer N.V. - ADR	8,439	1,157,493
Total Netherlands		2,543,798

United Kingdom — 3.06%
Consumer Staples — 0.90%
Unilever PLC - ADR	6,297	373,286

Health Care — 2.16%
AstraZeneca PLC - ADR	11,682	896,242

Total United Kingdom		1,269,528

United States — 68.46%
Communications — 5.59%
Alphabet, Inc., Class A	5,030	1,222,793

See accompanying notes which are an integral part of these financial statements.

1

Guardian Capital Dividend Growth Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Common Stocks — 97.74% - (continued)
United States — 68.46% - (continued)
Communications — 5.59% - (continued)
Meta Platforms, Inc., Class A	1,498	$1,100,101
		2,322,894
Consumer Discretionary — 7.22%
Darden Restaurants, Inc.	2,871	546,524
Home Depot, Inc. (The)	1,976	800,655
McDonald’s Corp.	2,663	809,259
TJX Companies, Inc. (The)	5,826	842,090
		2,998,528
Consumer Staples — 5.75%
Costco Wholesale Corp.	2,081	1,926,236
Procter & Gamble Co. (The)	3,016	463,409
		2,389,645
Energy — 7.63%
EOG Resources, Inc.	2,282	255,858
Shell PLC - ADR	14,016	1,002,564
Williams Cos., Inc. (The)	30,191	1,912,600
		3,171,022
Financials — 4.50%
Hartford Financial Services Group, Inc. (The)	6,571	876,506
MasterCard, Inc., Class A	1,744	992,005
		1,868,511
Health Care — 5.61%
AbbVie, Inc.	3,277	758,757
Amgen, Inc.	1,017	286,997
Eli Lilly & Co.	393	299,859
Johnson & Johnson	5,304	983,468
		2,329,081
Industrials — 7.67%
Illinois Tool Works, Inc.	1,024	267,018
Parker-Hannifin Corp.	556	421,531
Republic Services, Inc.	5,411	1,241,717
W.W. Grainger, Inc.	386	367,843
Waste Management, Inc.	4,027	889,282
		3,187,391
Materials — 1.37%
Air Products & Chemicals, Inc.	2,087	569,167

Real Estate — 2.25%
Equinix, Inc.	1,195	935,972

Technology — 19.72%
Apple, Inc.	9,047	2,303,637
Broadcom, Inc.	7,111	2,345,990
Microsoft Corp.	4,972	2,575,247
Motorola Solutions, Inc.	2,102	961,224
		8,186,098

See accompanying notes which are an integral part of these financial statements.

2

Guardian Capital Dividend Growth Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Common Stocks — 97.74% - (continued)
United States — 68.46% - (continued)
Utilities — 1.15%
WEC Energy Group, Inc.	4,167	$477,497

Total United States		28,435,806

Total Common Stocks (Cost $35,134,690)		40,593,385

Money Market Funds - 2.18%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 3.97%(a)	905,176	905,176
Total Money Market Funds (Cost $905,176)		905,176

Total Investments — 99.92% (Cost $36,039,866)		41,498,561

Other Assets in Excess of Liabilities — 0.08%		33,734

Net Assets — 100.00%		$41,532,295

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

3

Guardian Capital Fundamental Global Equity Fund

Schedule of Investments

September 30, 2025

	Shares	Fair Value
Common Stocks — 98.72%
China — 5.37%
Consumer Discretionary — 5.37%
Yum China Holdings, Inc.	63,822	$2,739,240
Total China		2,739,240

Denmark — 8.70%
Health Care — 4.18%
Coloplast A/S, Class B	8,371	714,887
Novo Nordisk A/S, Class B	26,197	1,420,006
		2,134,893
Materials — 4.52%
Novozymes A/S, Class B	37,632	2,302,920

Total Denmark		4,437,813

France — 15.65%
Consumer Staples — 5.71%
L’Oréal S.A.	6,745	2,917,977

Health Care — 6.98%
EssilorLuxottica S.A.	10,968	3,553,848

Technology — 2.96%
Dassault Systems SE	45,122	1,510,247

Total France		7,982,072

Ireland — 2.73%
Technology — 2.73%
Accenture PLC, Class A	5,644	1,391,810
Total Ireland		1,391,810

Japan — 2.41%
Industrials — 2.41%
Keyence Corp.	3,300	1,231,480
Total Japan		1,231,480

Switzerland — 2.53%
Consumer Staples — 2.53%
Nestle S.A.	14,037	1,288,563
Total Switzerland		1,288,563

United Kingdom — 8.54%
Consumer Staples — 5.19%
Reckitt Benckiser Group PLC	34,391	2,644,714

Industrials — 3.35%
Intertek Group PLC	26,866	1,706,156

Total United Kingdom		4,350,870

See accompanying notes which are an integral part of these financial statements.

4

Guardian Capital Fundamental Global Equity Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Common Stocks — 98.72% - (continued)
United States — 52.79%
Communications — 5.98%
Booking Holdings, Inc.	565	$3,050,588

Consumer Discretionary — 3.58%
Nike, Inc., Class B	26,178	1,825,392

Consumer Staples — 3.77%
Colgate-Palmolive Co.	24,023	1,920,399

Financials — 14.52%
CME Group, Inc.	15,956	4,311,152
MasterCard, Inc., Class A	5,440	3,094,326
		7,405,478
Health Care — 9.77%
Illumina, Inc.(a)	13,007	1,235,275
UnitedHealth Group, Inc.	6,996	2,415,719
Waters Corp.(a)	4,441	1,331,456
		4,982,450
Industrials — 1.93%
Verisk Analytics, Inc.	3,906	982,398

Technology — 13.24%
Adobe, Inc.(a)	3,300	1,164,075
Automatic Data Processing, Inc.	4,784	1,404,104
MarketAxess Holdings, Inc.	9,702	1,690,574
Microsoft Corp.	4,813	2,492,893
		6,751,646
Total United States		26,918,351

Total Common Stocks (Cost $47,434,220)		50,340,199

Money Market Funds - 0.64%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 3.99%(b)	326,693	326,693
Total Money Market Funds (Cost $326,693)		326,693

Total Investments — 99.36% (Cost $47,760,913)		50,666,892

Other Assets in Excess of Liabilities — 0.64%		328,321

Net Assets — 100.00%		$50,995,213

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes which are an integral part of these financial statements.

5

Alta Quality Growth Fund

Schedule of Investments

September 30, 2025

	Shares	Fair Value
Common Stocks — 99.68%
Argentina — 2.93%
Consumer Discretionary — 2.93%
MercadoLibre, Inc.(a)	670	$1,565,750
Total Argentina		1,565,750

Netherlands — 3.33%
Technology — 3.33%
ASML Holding N.V.	1,835	1,776,445
Total Netherlands		1,776,445

United States — 93.42%
Communications — 17.00%
Alphabet, Inc., Class A	16,800	4,084,080
Booking Holdings, Inc.	314	1,695,371
Meta Platforms, Inc., Class A	2,920	2,144,390
VeriSign, Inc.	4,119	1,151,549
		9,075,390
Consumer Discretionary — 13.78%
Amazon.com, Inc.(a)	13,755	3,020,185
AutoZone, Inc.(a)	385	1,651,742
Copart, Inc.(a)	18,965	852,856
TJX Companies, Inc. (The)	12,660	1,829,877
		7,354,660
Financials — 11.99%
Berkshire Hathaway, Inc., Class B(a)	2,700	1,357,398
Kinsale Capital Group, Inc.	2,100	893,046
MasterCard, Inc., Class A	3,200	1,820,192
S&P Global, Inc.	2,630	1,280,047
Visa, Inc., Class A	3,073	1,049,061
		6,399,744
Health Care — 5.05%
Thermo Fisher Scientific, Inc.	2,800	1,358,056
Zoetis, Inc., Class A	9,150	1,338,828
		2,696,884
Industrials — 10.24%
Amphenol Corp., Class A	22,000	2,722,499
Eaton Corp. PLC	3,630	1,358,528
Waste Management, Inc.	6,265	1,383,500
		5,464,527
Materials — 2.27%
Sherwin-Williams Co. (The)	3,500	1,211,910

Technology — 31.04%
Apple, Inc.	9,900	2,520,837
Autodesk, Inc.(a)	1,820	578,159
Booz Allen Hamilton Holding Corp.	8,330	832,584
Broadcom, Inc.	7,220	2,381,950

See accompanying notes which are an integral part of these financial statements.

6

Alta Quality Growth Fund

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Common Stocks — 99.68% - (continued)
United States — 93.42% - (continued)
Technology — 31.04% - (continued)
Fiserv, Inc.(a)	11,900	$1,534,267
Intuit, Inc.	1,665	1,137,045
Microsoft Corp.	7,800	4,040,011
NVIDIA Corp.	19,000	3,545,020
		16,569,873
Utilities — 2.05%
Constellation Energy Corp.	3,320	1,092,512

Total United States		49,865,500

Total Common Stocks/Investments — 99.68% (Cost $36,724,124)		$53,207,695

Other Assets in Excess of Liabilities — 0.32%		170,628

Net Assets — 100.00%		$53,378,323

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

7

Guardian Capital Funds

Statements of Assets and Liabilities

September 30, 2025

	Guardian Capital Dividend Growth Fund	Guardian Capital Fundamental Global Equity Fund	Alta Quality Growth Fund
Assets
Investments in securities at fair value (cost $36,039,866, $47,760,913 and $36,724,124)	$41,498,561	$50,666,892	$53,207,695
Cash and cash equivalents	—	—	641,060
Receivable for fund shares sold	10,841	5,208	—
Receivable for investments sold	—	150,096	—
Dividends and interest receivable	20,809	43,927	6,580
Tax reclaims receivable	34,247	169,453	1,558
Prepaid expenses	12,220	13,547	12,297
Total Assets	41,576,678	51,049,123	53,869,190

Liabilities
Payable for fund shares redeemed	2,103	—	37,296
Payable for investments purchased	—	—	417,873
Payable for distributions to shareholders	8,331	—	—
Payable to Adviser	12,712	26,499	16,909
Payable to affiliates	8,638	8,856	8,796
Payable to auditors	4,208	4,208	4,208
Payable to trustees	226	226	226
Other accrued expenses	8,165	14,121	5,559
Total Liabilities	44,383	53,910	490,867
Net Assets	$41,532,295	$50,995,213	$53,378,323

Net Assets consist of:
Paid-in capital	$27,115,368	$41,824,748	$29,647,764
Accumulated earnings	14,416,927	9,170,465	23,730,559
Net Assets	$41,532,295	$50,995,213	$53,378,323

Institutional Shares:
Net Assets	$41,532,295	$50,995,213	$53,378,323
Shares outstanding (unlimited number of shares authorized, no par value)	2,249,649	4,080,040	2,926,284
Net asset value, offering and redemption price per share	$18.46	$12.50	$18.24

See accompanying notes which are an integral part of these financial statements.

8

Guardian Capital Funds

Statements of Operations

For the year ended September 30, 2025

	Guardian Capital Dividend Growth Fund	Guardian Capital Fundamental Global Equity Fund	Alta Quality Growth Fund
Investment Income
Dividend income (net of foreign taxes withheld of $75,829, $88,795 and $5,082)	$808,417	$1,555,835	$349,093
Total investment income	808,417	1,555,835	349,093

Expenses
Adviser	293,126	674,268	416,753
Administration	79,792	88,958	78,337
Registration	26,079	27,999	24,534
Trustee	19,228	19,228	19,228
Legal	19,132	22,132	19,132
Audit and tax preparation	17,222	17,223	17,222
Transfer agent	14,407	16,756	20,023
Custodian	12,099	54,471	6,986
Compliance services	9,375	9,431	9,375
Report printing	7,171	5,300	8,070
Pricing	1,084	1,569	601
Miscellaneous	27,162	30,203	28,731
Total expenses	525,877	967,538	648,992
Fees contractually waived and expenses reimbursed by Adviser	(153,104)	(130,542)	(208,263)
Net operating expenses	372,773	836,996	440,729
Net investment income (loss)	435,644	718,839	(91,636)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	9,067,020	10,374,639	9,363,560
Net realized loss on foreign currency transactions	(32,108)	(124,136)	—
Net change in unrealized depreciation of investment securities	(5,365,594)	(14,054,028)	(4,182,120)
Net change in unrealized appreciation on foreign currency translations	1,108	5,669	—
Net realized and change in unrealized gain (loss) on investments	3,670,426	(3,797,856)	5,181,440
Net increase (decrease) in net assets resulting from operations	$4,106,070	$(3,079,017)	$5,089,804

See accompanying notes which are an integral part of these financial statements.

9

Guardian Capital Funds

Statements of Changes in Net Assets

	Guardian Capital Dividend Growth Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$435,644	$313,035
Net realized gain on investment securities transactions	9,034,912	356,044
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(5,364,486)	5,783,858
Net increase in net assets resulting from operations	4,106,070	6,452,937

Distributions to Shareholders from:
Earnings	(406,395)	(321,603)
Total distributions	(406,395)	(321,603)

Capital Transactions - Institutional Shares
Proceeds from shares sold	32,858,896	318,604
Reinvestment of distributions	325,303	225,783
Amount paid for shares redeemed	(22,816,127)	(576)
Net increase in net assets resulting from capital transactions	10,368,072	543,811
Total Increase in Net Assets	14,067,747	6,675,145

Net Assets
Beginning of year	27,464,548	20,789,403
End of year	$41,532,295	$27,464,548

Share Transactions - Institutional Shares
Shares sold	1,932,275	20,179
Shares issued in reinvestment of distributions	18,697	14,464
Shares redeemed	(1,336,144)	(35)
Net increase in shares	614,828	34,608

See accompanying notes which are an integral part of these financial statements.

10

Guardian Capital Funds

Statements of Changes in Net Assets (continued)

	Guardian Capital Fundamental Global Equity Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$718,839	$598,250
Net realized gain on investment securities transactions	10,250,503	4,664,896
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(14,048,359)	11,608,910
Net increase (decrease) in net assets resulting from operations	(3,079,017)	16,872,056

Distributions to Shareholders from:
Earnings	(6,236,743)	(2,590,264)
Total distributions	(6,236,743)	(2,590,264)

Capital Transactions - Institutional Shares
Proceeds from shares sold	18,512,758	9,046,296
Reinvestment of distributions	6,150,702	2,530,939
Amount paid for shares redeemed	(57,706,455)	(11,333,692)
Net increase (decrease) in net assets resulting from capital transactions	(33,042,995)	243,543
Total Increase (Decrease) in Net Assets	(42,358,755)	14,525,335

Net Assets
Beginning of year	93,353,968	78,828,633
End of year	$50,995,213	$93,353,968

Share Transactions - Institutional Shares
Shares sold	1,441,803	678,055
Shares issued in reinvestment of distributions	481,456	198,752
Shares redeemed	(4,473,926)	(840,695)
Net increase (decrease) in shares	(2,550,667)	36,112

See accompanying notes which are an integral part of these financial statements.

11

Guardian Capital Funds

Statements of Changes in Net Assets (continued)

	Alta Quality Growth Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(91,636)	$12,122
Net realized gain on investment securities transactions	9,363,560	4,969,334
Net change in unrealized appreciation (depreciation) of investment securities	(4,182,120)	9,940,027
Net increase in net assets resulting from operations	5,089,804	14,921,483

Distributions to Shareholders from:
Earnings	(5,576,665)	(73,256)
Total distributions	(5,576,665)	(73,256)

Capital Transactions - Institutional Shares
Proceeds from shares sold	1,179,967	7,360,473
Reinvestment of distributions	5,478,701	61,721
Amount paid for shares redeemed	(18,720,034)	(14,162,215)
Net decrease in net assets resulting from capital transactions	(12,061,366)	(6,740,021)
Total Increase (Decrease) in Net Assets	(12,548,227)	8,108,206

Net Assets
Beginning of year	65,926,550	57,818,344
End of year	$53,378,323	$65,926,550

Share Transactions - Institutional Shares
Shares sold	66,613	444,900
Shares issued in reinvestment of distributions	324,375	3,884
Shares redeemed	(1,097,103)	(868,276)
Net decrease in shares	(706,115)	(419,492)

See accompanying notes which are an integral part of these financial statements.

12

Guardian Capital Dividend Growth Fund – Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended September 30,				For the Five Months Ended September 30,		For the Year Ended April 30,
	2025	2024	2023	2022	2021 (a)		2021
Net asset value, beginning of period	$16.80	$12.99	$11.24	$12.87	$12.68		$9.85

Investment operations:
Net investment income	0.18	0.19	0.22	0.22	0.11		0.16
Net realized and unrealized gain (loss) on investments	1.65	3.82	1.89	(1.63)	0.20		2.82
Total from investment operations	1.83	4.01	2.11	(1.41)	0.31		2.98

Distributions from:
Net investment income	(0.17)	(0.20)	(0.22)	(0.22)	(0.12)		(0.15)
Net realized gains	—	—	(0.14)	—	—		—
Total from distributions	(0.17)	(0.20)	(0.36)	(0.22)	(0.12)		(0.15)

Net asset value, end of period	$18.46	$16.80	$12.99	$11.24	$12.87		$12.68

Total Return(b)	10.94%	30.99%	18.91%	(11.11)%	2.42	%(c)	30.41%

Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$41,532	$27,465	$20,789	$17,573	$19,864		$19,449
Before waiver or recoupment:
Ratio of expenses to average net assets	1.34%	1.59%	1.66%	1.67%	1.78	%(d)	1.73%
After waiver or recoupment:
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95	%(d)	0.95%
Ratio of net investment income to average net assets	1.11%	1.28%	1.71%	1.71%	1.94	%(d)	1.40%
Portfolio turnover rate	66%	8%	7%	25%	6	%(c)	47%

(a)	The Fund changed its fiscal year end to September 30.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

Guardian Capital Fundamental Global Equity Fund – Institutional Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.08	$11.95	$9.83	$12.84	$10.62

Investment operations:
Net investment income	0.13	0.09	0.07	0.03	0.03
Net realized and unrealized gain (loss) on investments	(0.76)	2.43	2.16	(2.65)	2.22
Total from investment operations	(0.63)	2.52	2.23	(2.62)	2.25

Distributions from:
Net investment income	(0.11)	(0.09)	(0.05)	(0.02)	(0.03)
Net realized gains	(0.84)	(0.30)	(0.06)	(0.37)	—
Total from distributions	(0.95)	(0.39)	(0.11)	(0.39)	(0.03)

Net asset value, end of year	$12.50	$14.08	$11.95	$9.83	$12.84

Total Return(a)	(4.59)%	21.45%	22.73%	(21.15)%	21.19%

Ratios/Supplemental Data:
Net assets, end of year (000 omitted)	$50,995	$93,354	$78,829	$28,247	$29,756
Before waiver or recoupment:
Ratio of expenses to average net assets	1.15%	1.10%	1.13%	1.51%	1.53%
After waiver or recoupment:
Ratio of expenses to average net assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	0.85%	0.68%	0.58%	0.28%	0.22%
Portfolio turnover rate	33%	24%	4%	4%	14%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

14

Alta Quality Growth Fund – Institutional Shares

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.15	$14.27	$12.56	$17.65	$13.80

Investment operations:
Net investment income (loss)	(0.03)	— (a)	0.01	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	1.66	3.90	2.51	(4.70)	3.91
Total from investment operations	1.63	3.90	2.52	(4.74)	3.86

Distributions from:
Net investment income	— (a)	—	—	—	(0.01)
Net realized gains	(1.54)	(0.02)	(0.81)	(0.35)	—
Total from distributions	(1.54)	(0.02)	(0.81)	(0.35)	(0.01)

Net asset value, end of year	$18.24	$18.15	$14.27	$12.56	$17.65

Total Return(b)	9.67%	27.33%	21.04%	(27.45)%	27.96%

Ratios/Supplemental Data:
Net assets, end of year (000 omitted)	$53,378	$65,927	$57,818	$39,128	$51,805
Before waiver or recoupment:
Ratio of expenses to average net assets	1.17%	1.15%	1.16%	1.18%	1.18%
After waiver or recoupment:
Ratio of expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	(0.16)%	0.02%	0.04%	(0.24)%	(0.32)%
Portfolio turnover rate	28%	27%	22%	19%	16%

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

15

Guardian Capital Funds

Notes to the Financial Statements

September 30, 2025

NOTE 1. ORGANIZATION

The Guardian Capital Dividend Growth Fund (“Guardian Dividend Fund”), Guardian Capital Fundamental Global Equity Fund (“Guardian Equity Fund”) and Alta Quality Growth Fund (“Alta Growth Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified (Guardian Dividend Fund and Alta Growth Fund) and non-diversified (Guardian Equity Fund) series of Capitol Series Trust (the “Trust”). The Funds are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Guardian Capital LP (the “Adviser”). The Alta Growth Fund’s sub-adviser is Alta Capital Management, LLC (“Alta Capital”). Alta Capital and Guardian Capital are under the common control of Guardian Capital Group and as such are corporate affiliates. The Guardian Equity Fund’s sub-adviser is GuardCap Asset Management Limited, a non-U.S. wholly-owned subsidiary of Guardian Capital LP domiciled in the United Kingdom. The investment objective of the Guardian Dividend Fund is to provide long-term capital appreciation and current income. The investment objective of the Guardian Equity Fund is to provide long-term capital appreciation. The investment objective of the Alta Growth Fund is to seek long-term growth of capital with lower than market volatility.

Each Fund currently offers one class of shares, Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the

16

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

17

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Guardian Dividend Fund and the Guardian Equity Fund intend to distribute their net investment income quarterly and their net realized long-term and short-term capital gains, if any, at least annually. The Alta Growth Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

18

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

For the fiscal year ended September 30, 2025, the Funds made the following reclassifications to increase (decrease) the components of net assets.

	Paid-In Capital	Accumulated Earnings (Deficit)
Guardian Dividend Fund	$—	$—
Guardian Equity Fund	2,973,964	(2,973,964)
Alta Growth Fund	1,240,497	(1,240,497)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

19

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

20

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Guardian Dividend Fund
Common Stocks (a)	$40,593,385	$—	$—	$40,593,385
Money Market Funds	905,176	—	—	905,176
Total	$41,498,561	$—	$—	$41,498,561

Guardian Equity Fund
Common Stocks (a)	$50,340,199	$—	$—	$50,340,199
Money Market Funds	326,693	—	—	326,693
Total	$50,666,892	$—	$—	$50,666,892

Alta Growth Fund
Common Stocks (a)	$53,207,695	$—	$—	$53,207,695
Total	$53,207,695	$—	$—	$53,207,695

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser manages its Funds’ investments under the terms of the investment advisory agreement with the Trust with respect to each Fund (each an “Agreement”). As compensation for its management services, each Fund pays the Adviser a fee based on the Fund’s average daily net assets as follows:

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Management fee rate	0.75%	0.80%	0.75%
Management fees earned	$293,126	$674,268	$416,753
Fees waived/expenses reimbursed	$(153,104)	$(130,542)	$(208,263)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of each Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95%

21

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

of the Guardian Dividend Fund’s, 0.99% of the Guardian Equity Fund’s and 0.79% of the Alta Growth Fund’s average daily net assets through January 31, 2026 (“Expense Limitation”). During any fiscal year that the Agreements between each Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed with respect to each Fund it advises, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This Expense Limitation agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time.

As of September 30, 2025, each respective Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable Through	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
September 30, 2026	$144,066	$102,610	$183,313
September 30, 2027	154,852	96,636	229,529
September 30, 2028	153,104	130,542	208,263

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the

22

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

23

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Purchases	$35,303,081	$27,293,329	$15,319,455
Sales	$25,588,288	$65,395,980	$31,705,285

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended September 30, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At September 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Gross unrealized appreciation	$5,925,460	$4,504,756	$17,258,786
Gross unrealized depreciation	(454,355)	(3,352,210)	(775,216)
Net unrealized appreciation/(depreciation) on investments	$5,471,105	$1,152,546	$16,483,570
Tax cost of investments	$36,027,456	$49,514,346	$36,724,125

The tax character of distributions paid for the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

	Guardian Dividend Fund		Guardian Equity Fund		Alta Growth Fund
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary income(a)	$383,860	$328,123	$594,036	$564,474	$72,309	$—
Long-term capital gains	27,891	—	5,649,102	2,021,237	5,504,356	73,256
Total	$411,751	$328,123	$6,243,138	$2,585,711	$5,576,665	$73,256

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

24

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

At September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Undistributed ordinary income	$—	$—	$—
Undistributed long-term capital gains	8,952,746	8,005,686	7,497,409
Distributions payable	(8,331)	—	—
Accumulated capital and other losses	—	—	(250,420)
Unrealized appreciation on investments(a)	5,472,512	1,164,779	16,483,570
Unrealized appreciation on foreign currency translations	—	—	—
Total accumulated earnings	$14,416,927	$9,170,465	$23,730,559

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses.

Certain qualified losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Funds following taxable year. For the tax year ended September 30, 2025, the Alta Growth Fund deferred post October qualified losses in the amount of $67,169.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the tax year ended September 30, 2025, the Alta Growth Fund had Qualified Late Year Ordinary Losses in the amount of $183,251.

For the fiscal year ended September 30, 2025, the Guardian Dividend Fund utilized short-term capital loss carryforwards and long-term capital loss carryforwards of $112,639 & $0, respectively.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2025,

25

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

the Alta Growth Fund had 34.4% and 25.8% of the value of its net assets invested in stocks within the Technology sector, respectively.

NOTE 8. BENEFICAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. As of September 30, 2025, Alexandria Bancorp Limited owned 72%, 56% and 74% of the Guardian Dividend Fund, Guardian Equity Fund and Alta Growth Fund, respectively. Raymond James owned 28% of the Guardian Dividend Fund. As a result, Alexandria Bancorp Limited and Raymond James may be deemed to control the Funds.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

GUARDIAN CAPITAL DIVIDEND GROWTH FUND

At a meeting held on October 23, 2025, the Board of Trustees (the “Board”) of Capitol Series Trust (the “Trust”) approved a proposed Agreement and Plan of Reorganization (the “Reorganization”) of the Fund into a fund of the same name, a newly created series of Sterling Capital Funds (the “Acquiring Fund”), whereby the Acquiring Fund will acquire the assets and assume the liabilities of the Fund. The proposed Reorganization is subject to shareholder approval and certain other conditions. Guardian Capital LP (“Guardian Capital”), the investment adviser of the Fund, will serve as the subadviser of the Acquiring Fund following the Reorganization. Sterling Capital Management LLC (“Sterling Capital”), an affiliate of Guardian Capital, will serve as the adviser of the Acquiring Fund following the Reorganization.

The Acquiring Fund will have the same investment objective and substantially similar principal investment strategies and principal risks as the Fund. The same portfolio managers of the Fund, who are employees of Guardian Capital, will continue to be responsible for the day-to-day management of the Acquiring Fund. Guardian Capital will continue to handle the trading of portfolio securities for the Acquiring Fund. The management fee and expense ratio of the Acquiring Fund are expected to be the same as those of the Fund.

26

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

The proposed Reorganization will occur by transferring all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund. As a result, shareholders of the Fund will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Fund held immediately prior to the Reorganization. The proposed Reorganization is expected to be a tax-free transaction for federal income tax purposes.

The Board of the Trust has determined that the Reorganization is in the best interests of the Fund and its shareholders, and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization.

Shareholders of record of the Fund will receive a Proxy Statement/Prospectus which contains more information with respect to the proposed Reorganization. The Reorganization is expected to occur in March 2026. Until the Reorganization is complete, Guardian Capital will continue to manage the Fund in the ordinary course of business.

GUARDIAN CAPITAL FUNDAMENTAL GLOBAL EQUITY FUND & ALTA QUALITY GROWTH FUND

Based upon a recommendation by Guardian Capital LP (the “Adviser”), the Board of Trustees (the “Board”) of the Trust has determined to close and liquidate each of the Guardian Capital Fundamental Global Equity Fund and the Alta Quality Growth Fund (each a “Fund” and collectively, the “Funds”). In connection with this, the Board has adopted a plan of liquidation. Please note that each Fund will be liquidating its assets at the close of business on December 3, 2025 (the “Liquidation Date”). You are welcome, however, to redeem your shares before that date.

In anticipation of the liquidation, at the close of business on October 24, 2025 the Funds stopped accepting purchases. In addition, as soon as reasonable and practicable thereafter, the Adviser began an orderly transition of each Fund’s portfolio to cash and cash equivalents and each Fund will thereafter no longer be pursuing its investment objective.

Shareholders of the each Fund may redeem their investments as described in the Funds’ Prospectus. Accounts not redeemed by December 2, 2025, will automatically be redeemed on the Liquidation Date, and net cash proceeds, less any required withholding, will be sent to the address of record.

If you hold your shares in an individual retirement account (an “IRA”), you have 60 days from the date you receive your proceeds to reinvest or “rollover” your proceeds into another IRA and maintain their tax-deferred status. You must notify the Funds’ transfer agent at 800-957-0681 prior to the Liquidation Date of your intent to rollover your IRA account to avoid withholding deductions from your proceeds.

27

Guardian Capital Funds

Notes to the Financial Statements (continued)

September 30, 2025

If the Funds have not received your redemption request or other instruction by December 2, 2025, your shares will be redeemed on the Liquidation Date, and you will receive your proceeds from the applicable Fund, subject to any required withholding. These proceeds will generally be subject to federal and possibly state and local income taxes if the redeemed shares are held in a taxable account, and the proceeds exceed your adjusted basis in the shares redeemed.

If the redeemed shares are held in a qualified retirement account such as an IRA, the redemption proceeds may not be subject to current income taxation. You should consult with your tax advisor on the consequences of this redemption to you. Checks will be issued to all shareholders of record of the Funds as of the close of business on the Liquidation Date.

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

28

Report of Independent Registered Public Accounting Firm

To the Shareholders of Alta Quality Growth Fund, Guardian Capital Dividend Growth Fund and Guardian Capital Fundamental Global Equity Fund and the Board of Trustees of Capitol Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Alta Quality Growth Fund, Guardian Capital Dividend Growth Fund, and Guardian Capital Fundamental Global Equity Fund (collectively referred as the “Funds”) (three of the funds constituting Capitol Series Trust (the “Trust”)), including the schedules of investments, as of September 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting Capitol Series Trust) at September 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Capitol Series Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Alta Quality Growth Fund Guardian Capital Fundamental Global Equity Fund	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the five years in the period ended September 30, 2025
Guardian Capital Dividend Growth Fund	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the four years ended September 30, 2025, the five-month period ended September 30, 2021, and the year ended April 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

29

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

Cincinnati, Ohio

November 26, 2025

30

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Qualified Dividend Income	100%	100%	100%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Qualified Business Income	–%	–%	–%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2026 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Dividends Received Deduction	100%	100%	100%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Long-Term Capital Gains Distributions	$27,891	$8,623,066	$6,769,320

31

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on March 11 and 13, 2025, the Trust’s Board of Trustees (the “Board”), which consists entirely of Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the following advisory agreements and related arrangements with respect to the Alta Quality Growth Fund (the “Alta Fund”), the Guardian Capital Dividend Growth Fund (the “Guardian Dividend Growth Fund”) and the Guardian Capital Fundamental Global Equity Fund (the “Guardian Global Equity Fund,” and collectively the “Guardian Funds”), each a series of the Trust:

1)	Continuation of the Investment Advisory Agreements for an additional one-year period between the Trust and Guardian Capital with respect to the Guardian Funds (the “Guardian Funds Advisory Agreements”);

2)	Continuation of the Investment Subadvisory Agreement for an additional one-year period between Guardian Capital and its wholly owned subsidiary, GuardCap Asset Management Limited (“GuardCap”) with respect to the Guardian Global Equity Fund (the “GuardCap Subadvisory Agreement”); and

3)	Continuation of the Investment Subadvisory Agreement for an additional one-year period between Guardian Capital and its wholly owned subsidiary, Alta Capital Management LLC (“Alta Capital”), on behalf of the Alta Fund (the “Alta Capital Subadvisory Agreement”).

The aforementioned agreements are collectively referred to herein as the “Advisory Agreements.”

Prior to the meeting, the Trustees received and considered information from each of Guardian Capital, GuardCap, and Alta Capital, and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Guardian Funds Advisory Agreements, the GuardCap Subadvisory Agreement and the Alta Capital Subadvisory Agreement including, but not limited to, each of Guardian Capital’s, GuardCap’s and Alta Capital’s response to counsel’s due diligence letters requesting information relevant to the approvals of the respective Advisory Agreements, the current operating expense limitation agreement between the Trust and Guardian Capital with respect to each Fund (the “Expense Limitation Agreements”), and peer group expense and performance data provided by Broadridge for comparison purposes (collectively, the “Support Materials”) for each of the Funds.

32

Additional Information (Unaudited) (continued)

At various times, the Trustees reviewed the Support Materials with Guardian Capital, GuardCap, Alta Capital, Trust management, and with counsel to the Independent Trustees. The Trustees also noted the completeness of the Support Materials that Guardian Capital, GuardCap and Alta Capital had provided, which included materials provided in response to both initial and supplemental due diligence requests. Representatives from Guardian Capital, GuardCap and Alta Capital met with the Trustees and provided further information, including but not limited to, information concerning the following: the services that Guardian Capital provides to the Guardian Funds and the respective management fees that each Fund pays for those services; the services provided by GuardCap pursuant to the GuardCap Subadvisory Agreement; the subadvisory fee between Guardian Capital and GuardCap with respect to the Guardian Global Equity Fund; the services that Alta Capital provides on behalf of the Alta Fund under the terms of the Alta Capital Subadvisory Agreement; the subadvisory fee between Guardian Capital and Alta Capital on behalf of the Alta Fund; each Adviser’s business strategy for the Funds individually and as a whole; Adviser and Subadviser resources available to service the respective Funds, including compliance resources; other investment strategies managed by Guardian Capital, GuardCap and Alta Capital; the portfolio management, research and other resources of GuardCap that are utilized in the subadvisory structure for the Guardian Global Equity Fund; Guardian Capital’s oversight of GuardCap; the portfolio management, research and other resources of Alta Capital that are utilized in the subadvisory structure for the Alta Fund; Guardian Capital’s oversight of Alta Capital; business continuity and succession planning; each firm’s ownership structure and financial condition as reflected in its financial statements; and the profitability of the Funds to each Adviser and Subadviser. This information, together with the information provided to the Board throughout the course of the year, formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the Advisory Agreements, the Trustees reviewed the terms of each Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the approval each Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

Together with the Support Materials, and after having received and reviewed investment performance, compliance, operating, and distribution reports of each Fund on a quarterly basis since that Fund’s inception, the Trustees discussed the facts and factors relevant to the approval of the continuation of the Advisory Agreements, which reflected their knowledge of Guardian Capital’s, GuardCap’s and Alta Capital’s services to each Fund, as applicable. The Trustees discussed the services that Guardian Capital, GuardCap and Alta Capital each provide to the Funds, as reflected in their respective responses, including portfolio management, stock selection, trade execution, asset allocation, proxy voting and, from their own resources, marketing activities. The Trustees also noted the comparative fee and performance information for each Fund relative to its Morningstar category and to a custom peer group compiled by Broadridge. The Trustees discussed Guardian Capital’s, GuardCap’s and Alta Capital’s organizational structure and ownership, noting Alta Capital and GuardCap are wholly-owned subsidiary companies of Guardian Capital. The Trustees also reviewed each Fund’s

33

Additional Information (Unaudited) (continued)

profitability and discussed the growth of assets of each Fund since its inception, the capital stock activity in the Funds during calendar year 2024, and each firm’s continued commitments to promote the Funds. The Board also noted Guardian Capital’s plans with regard to the Funds. The Trustees also noted the continuity of the portfolio management teams for each of the Funds.

In determining whether to approve the Advisory Agreements, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by each of Guardian Capital, GuardCap and Alta Capital to the Guardian Dividend Growth Fund, Guardian Global Equity Fund and Alta Fund, as applicable; (2) the cost of the services provided and the profits realized by each of Guardian Capital, GuardCap and Alta Capital from services rendered to the Trust with respect to the Guardian Dividend Growth Fund, Guardian Global Equity Fund and Alta Fund, as applicable; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fees for each Fund reflect such economies of scale for the Fund’s benefit; and (5) other financial benefits to Guardian Capital, GuardCap and Alta Capital and their affiliates resulting from services rendered to the Funds. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year and the Support Materials, the Board considered whether the overall arrangements between the Trust and each of Guardian Capital, GuardCap and Alta Capital, as set forth in the Advisory Agreements continue to be fair and reasonable in light of the services that each Adviser performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. After reviewing the Support Materials and considering other information provided to the Board during the course of the previous year, the Board determined that it had all the information it deemed reasonably necessary to make an informed decision about the approval of the Advisory Agreements, as follows: continuation of the Guardian Funds Advisory Agreements for an additional one-year period between the Trust and Guardian Capital with respect to the Guardian Funds; continuation of the GuardCap Subadvisory Agreement for an additional one-year period between Guardian Capital and GuardCap with respect to the Guardian Global Equity Fund; and continuation of the Alta Capital Subadvisory Agreement for an additional one-year period between Guardian Capital and Alta Capital on behalf of the Alta Fund. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the aforementioned Advisory Agreements are summarized below.

Guardian Dividend Growth Fund – Guardian Capital Advisory Agreement

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Guardian Capital provides under the Guardian Capital Advisory Agreement on behalf of the Guardian Dividend Growth Fund, noting that such services include but are not limited to the following: (1) investing the Guardian Dividend Growth Fund’s assets consistent with the Fund’s investment objective (the achievement of attractive dividend income coupled with long-term growth of capital) and its investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Guardian Capital effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) performing compliance services on behalf of the Fund. They also

34

Additional Information (Unaudited) (continued)

noted that from its own resources, Guardian Capital provides marketing support services to the Fund and its intermediary partners. The Trustees noted no changes to the services that Guardian Capital provides to the Guardian Dividend Growth Fund under the terms of the Guardian Capital Advisory Agreement. The Trustees considered Guardian Capital’s capitalization and its assets under management and the support and commitment of Guardian Capital’s parent company. The Trustees further considered the investment philosophy and investment industry experience of the Fund’s portfolio managers. The Trustees also noted the research models utilized by Guardian Capital to manage the Fund’s portfolio in accordance with its investment strategy.

The Trustees evaluated the Guardian Dividend Growth Fund’s performance, noting that the Fund slightly underperformed its benchmark, the MSCI World Index for the one-year, three-year, five-year, and since inception periods ended December 31, 2024, and outperformed the benchmark index for the three-year period ended December 31, 2024. The Trustees further considered the Guardian Dividend Growth Fund’s performance compared to the Large-Stock Blend Morningstar category (consisting of between 85 and 100 funds for the reported time periods) and the Broadridge custom peer group. They noted that the Broadridge custom peer group was comprised of funds from the Morningstar Global Small/Mid Stock and Global Large-Stock Blend categories, with an emphasis on selecting funds that have a dividend focused strategy. In particular, the Trustees noted that the Guardian Dividend Growth Fund outperformed the Morningstar category median for the one-year, three-year, five-year and since inception periods ended December 31, 2024, ranking as follows: 28th out of 100 funds in the Morningstar category for its 16.20% one year net return performance;16th out of 97 funds in the Morningstar category for its 5.82% annualized three year net return performance; 15th out of 85 funds in the Morningstar category for its 10.58.% annualized five year net return performance; and 22nd out of 84 funds in the Morningstar category for its 11.67% annualized since inception (05/01/2019) net return performance. The Trustees also noted that the Guardian Dividend Growth Fund’s performance also exceeded the Broadridge custom peer group median, ranking 4th out of 12 funds in the custom peer group for its 16.20% one-year net return performance; 2nd out of 12 funds for its 5.82% three year annualized net return performance, and 3rd out of 10 funds for both its five-year 10.58% annualized net return and its 11.67 percent since inception (5/01/2019) annualized net return. Finally, the Trustees noted that the Guardian Dividend Growth Fund slightly underperformed its benchmark index (the MSCI World Index) for each of the reported time periods as follows: one-year (16.20% fund net return versus 18.67% index); three-year (5.82% fund net return versus 6.34% index); five-year (10.58% fund net return versus 11.17% index); and since inception (05/01/2019) (11.67% fund net return versus 12.9% index).

The Trustees also considered Guardian Capital’s GIPS compliant performance presentation for the Global Dividend Composite, noting that the composite’s total return net of fees slightly underperformed the MSCI World benchmark index for the one-year, three-year, five-year, 10 year and since inception (2007) time periods, as follows: one-year (15.74% composite net return versus 18.67% index); three-year (5.72% composite net return versus 6.34% index); five-year (10.34% composite net return versus 11.17% index); ten-year (8.34% composite net return versus 9.95% index); and since inception (01/01/2007) (7.23% composite net return versus 7.25% index). Based upon the foregoing, the Trustees concluded that they were satisfied with the nature, extent, and quality of services that Guardian Capital provides to the Guardian Dividend Growth Fund under the Guardian Capital Advisory Agreement.

35

Additional Information (Unaudited) (continued)

Cost of Advisory Services and Profitability. The Trustees considered the 0.75% annual management fee that the Guardian Dividend Growth Fund pays to Guardian Capital under the Guardian Capital Advisory Agreement, as well as Guardian Capital’s profitability from the services that it renders to the Guardian Dividend Growth Fund, noting the said services were not profitable during the last fiscal year and are projected to again be unprofitable in the current fiscal year based on an average net asset assumption of $28 million for the year.

Comparative Fee and Expense Data. The Trustees evaluated the Guardian Dividend Growth Fund’s contractual management fee of 0.75%, noting that it was equal to the Morningstar category average and median contractual fees (both 0.75%), and slightly higher than both the median (0.71%) and the average (0.73%) contractual fee for the Broadridge custom peer group. The Trustees also noted that the Guardian Dividend Growth Fund’s gross total expense ratio of 1.59% was higher than the median (1.05%) and average (1.23%) of the Morningstar category, as well as the median of the Broadridge custom peer group (1.25%), but was lower than the peer group average gross expense ratio (1.65%). The Trustees noted that the Guardian Dividend Growth Fund’s total net expense ratio of 0.95%, which reflected the Fund’s contractual expense limitation agreement, was slightly higher than the median (0.90%) and average (0.88%) net expense ratios for the Morningstar category, as well as slightly higher than the median and average of the Broadridge custom peer group (both 0.89%). The Trustees further considered the lower fees paid by Guardian Capital’s separately managed accounts and other investment advisory relationships to other accounts with similar investment objectives and strategies to that of the Guardian Dividend Growth Fund, noting the differences in the services provided to these accounts compared to the services provided to the Guardian Dividend Growth Fund. In particular, they noted that Guardian Capital has additional responsibilities with respect to the Guardian Dividend Growth Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that Guardian Capital’s advisory fee for the Guardian Dividend Growth Fund continues to be reasonable.

Morningstar Ranking. The Trustees noted the overall Morningstar ranking for the Guardian Dividend Growth Fund as presented in the Support Materials. Morningstar fund ratings are a purely quantitative, backward-looking measure of a fund’s past performance, measured from one to five stars. Star ratings are calculated at the end of every month. The overall star rating for the Fund is based on a weighted average (rounded to the nearest integer) of the number of stars assigned to it in the three-, five-, and ten-year rating periods. The Trustees observed that the Guardian Dividend Growth Fund had an overall Morningstar rating of five stars as of December 31, 2024.

Economies of Scale. The Trustees considered whether the Guardian Dividend Growth Fund may benefit from any economies of scale. They noted that the Guardian Dividend Growth Fund was small and not yet profitable and that material economies of scale do not exist at this time, and therefore determined that fee breakpoints are not currently necessary or appropriate.

Other Benefits. The Trustees noted that Guardian Capital does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Guardian Dividend Growth Fund’s portfolio transactions. The Trustees noted that Guardian Capital had confirmed that there were no economic or other benefits to the Guardian Capital or its affiliates associated with the selection or use of any particular providers for the Guardian Dividend Growth Fund’s portfolio. The

36

Additional Information (Unaudited) (continued)

Trustees concluded that all things considered, Guardian Capital does not receive material additional financial benefits from services rendered to the Guardian Dividend Growth Fund.

Conclusions. Based upon Guardian Capital’s presentation to the Board and the Support Materials considered in connection with the renewal of the Guardian Capital Advisory Agreement, as well as the information provided throughout the course of the year and since the Guardian Dividend Growth Fund’s inception, the Board concluded that the overall arrangements between the Trust and Guardian Capital, as set forth in the Guardian Capital Advisory Agreement, are fair and reasonable in light of the services that Guardian Capital performs, the investment advisory fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

Guardian Global Equity Fund - Guardian Capital Advisory Agreement; GuardCap Subadvisory Agreement

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Guardian Capital provides to the Guardian Global Equity Fund under the Guardian Capital Advisory Agreement and that GuardCap provides under the GuardCap Subadvisory Agreement, noting that such services include but are not limited to the following: (1) obtaining and evaluating such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties under the Advisory Agreement and Subadvisory Agreement, respectively; (2) investing the Guardian Global Equity Fund’s assets consistent with the Fund’s investment objective and investment policies; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that Guardian Capital and/or GuardCap effects on behalf of the Fund; (6) selecting broker-dealers to execute orders on behalf of the Fund; and (7) performing compliance services on behalf of the Fund. They also noted that from its own resources, Guardian Capital provides marketing support services to the Fund and its intermediary partners. The Trustees further noted that Guardian Capital has delegated responsibility for the day-to-day management of the Guadian Global Equity Fund to GuardCap. The Trustees noted no changes to the services that Guardian Capital provides to the Guardian Global Equity Fund under the terms of the Guardian Capital Advisory Agreement nor to changes to the services that GuardCap provides under the terms of the GuardCap Subadvisory Agreement. The Trustees considered GuardCap’s capitalization and its assets under management and the support and commitment of GuardCap’s parent company. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers. The Trustees also noted the research models utilized by GuardCap to manage the Fund’s portfolio in accordance with its investment strategy.

The Trustees evaluated the Guardian Global Equity Fund’s performance, noting that the Guardian Global Equity Fund underperformed its benchmark, the MSCI World Index, for the one- and three-year and since inception periods ended December 31, 2024. The Trustees considered the Guardian Global Equity Fund’s performance compared to its benchmark, the MSCI World Index (Institutional), the Global Large Stock Growth Morningstar category, and the Broadridge custom peer group. They noted that the Broadridge custom peer group was comprised of institutional actively managed funds from the Global Large Stock Growth Morningstar category with filters excluding fund-of-funds, retirement share classes and funds with a 12b-1 fee.

37

Additional Information (Unaudited) (continued)

Regarding performance, the Trustees noted that:

●	The Guardian Global Equity Fund’s net one year return of 5.93% for the year ended December 31, 2024 underperformed its MSCI World Index benchmark (18.67%), as well as the Morningstar category median (Global Large Stock Growth) (14.25%) and the custom peer group median (11.06%), ranking in the bottom quartile of both the custom peer group and the Morningstar category;

●	The Guardian Global Equity Fund’s net three-year annualized return of 1.03% for the period ended December 31, 2024 underperformed its MSCI World Index benchmark (6.34%), as well as the Morningstar category median (1.85%) and the custom peer group median (2.20%), ranking in the bottom quartile of the custom peer group and the third quartile of Morningstar category;

●	The Guardian Global Equity Fund’s net five-year annualized return of 7.77% for the period ended December 31, 2024 underperformed its MSCI World Index benchmark (11.17%), as well as the Morningstar category median (10.03%) and the custom peer group median (2.20%), ranking in the bottom quartile of both the custom peer group and the Morningstar category, and

●	The Guardian Global Equity Fund’s net annualized return since inception (12/19/2019) of 7.77% for the period ended December 31, 2024 underperformed its MSCI World Index benchmark (11.17%), as well as the Morningstar category median (10.03%) and the custom peer group median (10.04%), ranking in the bottom quartile of the custom peer group and the third quartile of Morningstar category.

The Trustees also evaluated Guardian’s GIPS compliant performance presentation for the Fundamental Global Equity Composite, and noted that the composite total return net of fees was slightly lower than the benchmark index for the year ended December 31, 2024.

In connection with the discussion of the performance of the Guardian Global Equity Fund relative to the Fund’s benchmark, Morningstar category, and custom peer group, representatives of the Guardian Capital and GuardCap affirmed that the same factors that caused the Alta Fund’s performance to show poorly relative to its benchmarks, Morningstar category and custom peer group over the past few years also apply to the Guardian Global Equity Fund, namely that the Guardian Global Equity Fund did not invest in the “Magnificent Seven” and other strong performance growth stocks that are a huge component of the Morningstar category performance and the relevant benchmarks’ performance. Guardian Capital’s representatives stated that the Fund has performed better relative to these comparative measurements as the markets have cooled down, and they expect that to continue. In that regard, they noted that the Guardian Global Equity Fund has produced a positive return of 1.89% (net of fees) on a year-to-date basis, far ahead of the index’s negative return (-0.57%) and the peer group’s negative return (-1.25%). They also noted that the Guardian Global Equity Fund ranks in the 11th percentile on a year-to-date basis in its Morningstar category.

Based upon the foregoing, the Trustees concluded that they were satisfied with the nature, extent, and quality of services that Guardian Capital and GuardCap each provide to the Guardian Global Equity Fund under the Guardian Capital Advisory Agreement and the GuardCap Subadvisory Agreement, respectively.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Guardian Global Equity Fund pays to Guardian Capital under the Guardian Capital Advisory Agreement, as well as the sub-advisory fee that Guardian Capital pays to GuardCap under the

38

Additional Information (Unaudited) (continued)

GuardCap Subadvisory Agreement. In that regard, the Trustees noted that the Fund has an expense ratio cap of 99 bps. The contractual advisory fee is 80 bps. The contractual subadvisory fee is 60 bps. They further noted that the Adviser will be contractually responsible to the Guardian Global Equity Fund for waiving fees and reimbursing expenses to meet the expense ratio cap. In recognition of the expenses that will borne by the Adviser in connection with the launch of the Guardian Global Equity Fund, the subadvisor has agreed to contractually waive 20 bps of its subadvisory fee until Fund assets under management reach $100 million. The Subadviser may also voluntarily waive a portion of its fee at any asset level. The Trustees also considered Guardian Capital’s profitability from the services that it renders to the Guardian Global Equity Fund pursuant to the Guardian Capital Advisory Agreement, noting the said services were moderately profitable during the last fiscal year and were projected to be moderately profitable in the current fiscal year should projected asset growth materialize.

Comparative Fee and Expense Data. The Trustees noted that the Guardian Global Equity Fund’s total gross expense ratio was lower than the median and average of both the Morningstar category and the Broadridge custom peer group. The Trustees also noted that the Guardian Global Equity Fund’s total net expense ratio of 0.99%, reflecting the contractual expense limitation arrangement with Guardian Capital, was higher than the average and median of the Morningstar category and slightly higher than the average and median of the custom peer group. The Trustees evaluated the Guardian Global Equity Fund’s contractual management fee of 0.80% which was higher than the Morningstar category median and average, equal to Broadridge custom peer group median, and lower than the peer group average. They further considered the fees paid by GuardCap’s separately managed accounts and other investment advisory relationships to other accounts with similar investment objectives and strategies to those of the Guardian Global Equity Fund, noting the differences in the services provided to these accounts compared to the services provided to the Guardian Global Equity Fund. In particular, they noted that Guardian Capital and GuardCap each have additional responsibilities with respect to the Guardian Global Equity Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that both Guardian Capital’s advisory fee and GuardCap’s subadvisory fee continue to be reasonable.

Morningstar Ranking. The Trustees noted the overall Morningstar ranking for the Guardian Global Equity Fund as presented in the Support Materials. Morningstar fund ratings are a purely quantitative, backward-looking measure of a fund’s past performance, measured from one to five stars. Star ratings are calculated at the end of every month. The overall star rating for the Fund is based on a weighted average (rounded to the nearest integer) of the number of stars assigned to it in the three-, five-, and ten-year rating periods. The Trustees observed that for the period ended December 31, 2024, the Guardian Global Equity Fund had a three-star overall Morningstar rating.

Economies of Scale. The Trustees considered whether the Guardian Global Equity Fund may benefit from any economies of scale. They noted that the Guardian Global Equity Fund was moderately profitable but did not find that any material economies of scale exist at this time, and therefore determined that fee breakpoints are not currently necessary or appropriate.

Other Benefits. The Trustees noted that GuardCap does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Guardian Global

39

Additional Information (Unaudited) (continued)

Equity Fund’s portfolio transactions. The Trustees noted that Guardian Capital had confirmed that there were no economic or other benefits to GuardCap or its affiliates associated with the selection or use of any particular providers for the Guardian Global Equity Fund’s portfolio. The Trustees concluded that all things considered, neither Guardian Capital nor GuardCap receives material additional financial benefits from services rendered to the Guardian Global Equity Fund.

Conclusions. Based upon Guardian Capital and GuardCap’s presentation to the Board and the Support Materials considered in connection with the renewal of the Guardian Capital Advisory Agreement and the GuardCap Subadvisory Agreement with respect to the Guardian Global Equity Fund, including discussion and explanation with respect to periods of unfavorable performance, as well as the information provided throughout the course of the year and since the Fund’s inception, the Board concluded that the overall arrangements between the Trust, Guardian Capital, and GuardCap, as set forth in the Guardian Capital Advisory Agreement and the GuardCap Subadvisory Agreement are fair and reasonable in light of the services that Guardian Capital and GuardCap each perform, the investment advisory fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

Alta Fund – Guardian Capital Advisory Agreement; Alta Capital Subadvisory Agreement

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Guardian Capital and Alta Capital provide under the Guardian Capital Advisory Agreement on behalf of the Alta Fund and under the Alta Capital Subadvisory Agreement Fund, noting that such services include but are not limited to the following: (1) investing the Alta Fund’s assets consistent with the Fund’s investment objective (long-term capital growth with lower than market volatility) and its investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Guardian Capital effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) performing compliance services on behalf of the Fund. The Trustees noted that Guardian Capital has delegated responsibility for the day-to-day management of the Fund to Alta Capital. They also noted that from their own resources, Guardian Capital and Alta Capital provide marketing support services to the Fund and its intermediary partners. It was noted that there were no changes to the services that Guardian Capital and Alta Capital provide to the Alta Fund under their respective agreements. The Trustees considered Guardian Capital’s and Alta Capital’s capitalization and assets under management and their support and commitment to the Alta Fund. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers. The Trustees finally noted the research models utilized by Alta Capital to manage the Fund’s portfolio in accordance with its investment strategy.

The Trustees then evaluated the Alta Fund’s performance compared to its benchmark indices, the S&P 500® Index and the Russell 1000 Growth Index, noting that for the period ending December 31, 2024, the Fund’s one-year return of 12.91%, its three-year annualized return of 1.37%, its five-year annualized return of 8.49%, and its since inception (12/19/2018) annualized return of 12.38% had each significantly underperformed both the S&P 500® Index and the Russell 1000 Growth Index. In particular, it was noted that with respect to the S&P 500® Index, the Alta Fund’s underperformance ranged with from a low of 4.55% (since inception performance as of 12/31/2024) to a high of 12.11% (one-year performance as of 12/31/2024), while with respect to the Russell 1000 Growth Index,

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Additional Information (Unaudited) (continued)

the Fund’s underperformance ranged with from a low of 9.09% (since inception performance as of 12/31/2024) to a high of 20.45% (one-year performance as of 12/31/2024).

The Trustees further considered the Alta Fund’s performance compared to the Large Growth Morningstar category (consisting of between 215 and 231 funds for the reported time periods) and to the Broadridge custom peer group (consisting of between 12 to 14 Funds for the reported time periods). With respect to the Morningstar category comparisons, it was noted that as of December 31, 2024, the Fund’s one-year performance of 12.91%, its three-year annualized performance of 1.37%, and its five-year annualized performance of 8.49% all ranked in the bottom quartile of category fund performance. In particular, the Fund’s one-year annualized performance ranked 219th of 231 funds in the category; its three-year annualized performance ranked 202nd of 224 funds in the category; its five-year annualized performance ranked 213th of 215 funds in the category; and its since inception (12/19/2018) annualized performance ranked 207th of 209 funds in the category.

With respect to the Broadridge peer group comparisons, it was noted that the Broadridge custom peer group was comprised of actively managed single funds from the Morningstar Large Cap Growth Category, screened for funds with concentrated portfolios, with assets under $200 million and market allocations that lean towards Large–Mid Cap. The Trustees noted that the Alta Fund also significantly underperformed the Broadridge custom peer group median for the one-year, three-year, five-year and since inception periods ended December 31, 2024, also ranking in the bottom quartile for each reported time period. In particular, the Fund ranked 13th of 14 funds in the peer group for one-year annualized performance, 12th of 13 peer group funds for three-year annualized performance, 13th of 13 peer group funds for five-year annualized performance and 11th of 12 peer group funds for since inception performance.

Finally, the Trustees evaluated Alta Capital’s most recent GIPS compliant performance presentation for the Large Cap Quality Growth Composite, which covered the time period from the beginning of 2000 through December 31, 2023), and noted that while the composite’s annualized total return net of fees underperformed the Russell 1000 Growth Index for the one-year, three-year, five-year and ten-year periods ended December 31, 2023, and also underperformed the S&P 500 Index for the three-year, five-year, and 10 year periods ended December 31, 2023, the level of underperformance was not as great as the Fund’s December 31, 2024 performance numbers, and the composite actually overperformed the S&P 500® Index for the one-year period ended December 31, 2023 (30.82% Alta Fund v. 26.28% S&P 500® Index).

Following the presentation and discussion of the performance numbers for the Alta Fund, the Trustees asked Alta’s representatives for an explanation as to why the performance of the Alta Fund across all measured time periods compared so unfavorably to the Fund’s benchmarks, to the Morningstar category performance figures and to the peer group performance figures. In response, Guardian and Alta’s representatives noted that stock market performance over the past couple of years has been driven by the strength of the U.S. market and U.S. dollar - specifically U.S. technology stocks and the “Magnificent 7”. They further noted that the past few years have been a difficult environment for many quality managers, like Alta Capital and GuardCap, who typically do not perform well on a relative basis in strongly rising markets. They now believe however, that with the recent cooling of the market, both the Alta Fund and the Guardian Global Equity Fund are performing in-line with expectations, and after a strong and sustained up market in the years post-COVID, we are finally experiencing a market environment that tends to be more favorable for our investment strategies.

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Additional Information (Unaudited) (continued)

In that regard, they noted that the Alta Fund has produced a return of -5.09% (net of fees) on a year-to-date basis, that return far exceeds its peer group (-7.58%) and the Russell 1000 Growth Index (-9.34%). The S&P 500® Index has done slightly better than the Alta Fund on a year-to-date basis, returning -4.26%. The Alta Fund ranks in the 17th percentile on a year-to-date basis in its Morningstar peer group.

Finally, it was noted that despite the Alta Fund’s poor performance in the past few years relative to its benchmarks, its Morningstar category, and the peer group universe, the Alta Fund had nonetheless managed to achieve a positive double-digit net annualized return (+12.38%) since its December 19, 2018 inception. Based upon the foregoing, the Trustees concluded that they are satisfied with the nature, extent, and quality of services that Guardian Capital as Adviser and Alta Capital as Subadviser each provide to the Alta Fund under the Guardian Capital Advisory Agreement and Alta Capital Subadvisory Agreement, respectively.

Cost of Advisory Services and Profitability. The Trustees next considered the 0.75% annual management fee that the Alta Fund pays to Guardian Capital under the Guardian Capital Advisory Agreement, as well as the subadvisory fees that Guardian Capital pays to Alta Capital (0.60%). They also considered both Guardian Capital’s and Alta Capital’s respective profitability from the services that that they render to the Fund, noting the said services were unprofitable during the last fiscal year.

Comparative Fee and Expense Data. The Trustees noted that the Alta Fund’s gross expense ratio of 1.15% was higher than the Morningstar category average and median (ranking in the 88th percentile, 203 out of 233 funds), but was lower than the average and median for the Broadridge custom peer group. The Trustees also noted that the Alta Fund’s net contractually-capped expense ratio of 0.79% was slightly higher than both the Morningstar category median and average, and lower than the median and average for the Broadridge custom peer group. The Trustees noted that the Alta Fund’s contractual management fee of 0.75% was higher than the Morningstar category median and average, was equal to the Broadridge custom peer group median, and was slightly higher than the custom peer group average. In particular, they noted that Guardian Capital has additional responsibilities with respect to the Alta Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that Guardian Capital’s advisory fee continues to be reasonable.

Morningstar Ranking. The Trustees noted the overall Morningstar ranking for the Alta Fund as presented in the Support Materials. Morningstar fund ratings are a purely quantitative, backward-looking measure of a fund’s past performance, measured from one to five stars. Star ratings are calculated at the end of every month. The overall star rating for the Fund is based on a weighted average (rounded to the nearest integer) of the number of stars assigned to it in the three-, five-, and ten-year rating periods. The Trustees observed that for the period ended December 31, 2024, the Alta Fund had an overall Morningstar rating of one star.

Economies of Scale. The Trustees considered whether the Alta Fund may benefit from any economies of scale. They noted that the Alta Fund was moderately profitable but did not find that any material economies of scale exist at this time, and determined that fee breakpoints are not currently necessary or appropriate. They further noted that because the Alta Fund’s contractually capped expense ratio of

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Additional Information (Unaudited) (continued)

0.79% is only 4 basis points higher than the Fund’s contractual advisory fee rate, the Adviser would still be waiving significant portion of its fee even if the Fund grew to a billion-dollar fund.

Other Benefits. The Trustees noted that neither Guardian Capital nor Alta Capital utilize soft dollar arrangements with respect to portfolio transactions and do not use affiliated brokers to execute the Alta Fund’s portfolio transactions. The Trustees noted that Guardian Capital and Alta Capital have each confirmed that there were no economic or other benefits to the Adviser or Subadviser associated with the selection or use of any particular providers for the Alta Fund’s portfolio, and noted the benefit to the Alta Fund of the cross-selling of the Alta Fund’s shares by Guardian Capital’s wholesalers. The Trustees concluded that all things considered, neither Guardian Capital nor Alta Capital receives material additional financial benefits from services rendered to the Alta Fund.

Conclusions. Based upon Guardian Capital’s and Alta Capital’s presentation to the Board and the Support Materials considered in connection with the renewal of the Guardian Capital Advisory Agreement and the Alta Capital Subadvisory Agreement with respect to the Alta Fund, as well as the information provided throughout the course of the year and since the Fund’s inception, the Board concluded that the overall arrangements between the Trust, Guardian Capital and Alta Capital with respect to the Alta Fund, as set forth in the Guardian Capital Advisory Agreement and the Alta Capital Subadvisory Agreement, are fair and reasonable in light of the services that Guardian Capital and Alta Capital perform, the investment advisory and subadvisory fees that are paid to each and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable – applies to closed-end funds only

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Principal Executive Officer

Date	12/02/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Principal Executive Officer

Date	12/02/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	12/02/2025